As filed with the Securities and Exchange Commission on November 24, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07495
Transamerica Partners Funds Group II
(formerly Diversified Investors Funds Group II)

(Exact Name of Registrant as Specified in Charter)
Investment Company Act file number: 811-07674
Transamerica Partners Funds Group
(formerly Diversified Investors Funds Group)

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of principal executive offices)	(Zip code)
Dennis Gallagher, Esq.
P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Date of fiscal year end: December 31
Date of reporting period: July 1, 2008 — September 30, 2008
Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of September 30, 2008 are attached.

Transamerica Partners Institutional Funds Group
Transamerica Institutional Asset Allocation Funds

Quarterly Portfolios
September 30, 2008

Money Market Fund
Transamerica Partners Institutional Money Market

Bond Funds
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional High Yield Bond

Balanced Fund
Transamerica Partners Institutional Balanced

Stock Funds
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Value
Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional International Equity

The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Institutional Stock Index Fund is fully invested in Master Index Portfolio — S&P 500 Index Master Portfolio which is located in this report.

Asset Allocation Funds
Transamerica Institutional Asset Allocation — Short Horizon
Transamerica Institutional Asset Allocation — Short/Intermediate Horizon
Transamerica Institutional Asset Allocation — Intermediate Horizon
Transamerica Institutional Asset Allocation — Intermediate/Long Horizon
Transamerica Institutional Asset Allocation — Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Partners Institutional Funds Group.

Prior to May 1, 2008, the Transamerica Partners Institutional Funds Group and the Transamerica Institutional Asset Allocation Funds were known as the Diversified Institutional Funds Group and the Diversified Institutional Strategic Allocation Funds.

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
SHORT HORIZON
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Investments
4,794,801	Transamerica Partners Institutional Funds Group — Core Bond	$47,084,947
1,802,282	Transamerica Partners Institutional Funds Group — High Quality Bond	18,076,886
1,288,226	Transamerica Partners Institutional Funds Group — High Yield Bond	9,945,106
1,648,117	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	15,393,412
311,029	Transamerica Partners Institutional Funds Group — International Equity	2,009,249
513,654	Transamerica Partners Institutional Funds Group — Large Growth	2,917,557
329,188	Transamerica Partners Institutional Funds Group — Large Value	2,959,402
170,943	Transamerica Partners Institutional Funds Group — Money Market	1,723,332
244,803	Transamerica Partners Institutional Funds Group — Small Core	2,034,314

	Total Investments — 100.0% (Cost $110,979,687)	102,144,205
	Liabilities less other assets — (0.0)%*	(9,407)

	Net Assets — 100.0%	$102,134,798

The aggregate cost of investments for federal income tax purposes at September 30, 2008 is $110,979,687.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$887
Gross unrealized depreciation	(8,836,369)

Net unrealized depreciation	$(8,835,482)

*	Less than (0.05)%

See notes to portfolios of investments.

2

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
SHORT/INTERMEDIATE HORIZON
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Investments
3,374,035	Transamerica Partners Institutional Funds Group — Core Bond	$33,133,020
1,367,440	Transamerica Partners Institutional Funds Group — High Quality Bond	13,715,422
1,011,299	Transamerica Partners Institutional Funds Group — High Yield Bond	7,807,227
1,243,123	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	11,610,773
1,016,727	Transamerica Partners Institutional Funds Group — International Equity	6,568,054
1,423,950	Transamerica Partners Institutional Funds Group — Large Growth	8,088,034
907,708	Transamerica Partners Institutional Funds Group — Large Value	8,160,296
167,696	Transamerica Partners Institutional Funds Group — Mid Growth	1,799,380
152,891	Transamerica Partners Institutional Funds Group — Mid Value	1,865,272
149,596	Transamerica Partners Institutional Funds Group — Money Market	1,508,118
240,078	Transamerica Partners Institutional Funds Group — Small Core	1,995,045

	Total Investments — 100.0% (Cost $109,040,351)	96,250,641
	Liabilities less other assets — (0.0)%*	(8,839)

	Net Assets — 100.0%	$96,241,802

The aggregate cost of investments for federal income tax purposes at September 30, 2008 is $109,040,351.

The following amount is based on cost for federal income tax purposes:

Net unrealized depreciation	$(12,789,710)

*	Less than (0.05)%

See notes to portfolios of investments.

3

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
INTERMEDIATE HORIZON
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Investments
14,038,060	Transamerica Partners Institutional Funds Group — Core Bond	$137,853,753
4,572,570	Transamerica Partners Institutional Funds Group — High Quality Bond	45,862,876
4,617,569	Transamerica Partners Institutional Funds Group — High Yield Bond	35,647,633
6,061,164	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	56,611,273
10,347,978	Transamerica Partners Institutional Funds Group — International Equity	66,847,936
12,973,177	Transamerica Partners Institutional Funds Group — Large Growth	73,687,646
8,360,926	Transamerica Partners Institutional Funds Group — Large Value	75,164,721
1,616,643	Transamerica Partners Institutional Funds Group — Mid Growth	17,346,575
1,472,428	Transamerica Partners Institutional Funds Group — Mid Value	17,963,620
4,202,005	Transamerica Partners Institutional Funds Group — Money Market	42,361,671
1,682,970	Transamerica Partners Institutional Funds Group — Small Growth	18,596,820
1,697,623	Transamerica Partners Institutional Funds Group — Small Value	20,778,911

	Total Investments — 100.0% (Cost $700,612,946)	608,723,435
	Liabilities less other assets — (0.0)%*	(56,381)

	Net Assets — 100.0%	$608,667,054

The aggregate cost of investments for federal income tax purposes at September 30, 2008 is $700,612,946.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$6,652
Gross unrealized depreciation	(91,896,163)

Net unrealized depreciation	$(91,889,511)

*	Less than (0.05)%

See notes to portfolios of investments.

4

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
INTERMEDIATE/LONG HORIZON
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Investments
7,173,988	Transamerica Partners Institutional Funds Group — Core Bond	$70,448,561
941,498	Transamerica Partners Institutional Funds Group — High Quality Bond	9,443,224
2,436,860	Transamerica Partners Institutional Funds Group — High Yield Bond	18,812,560
3,494,965	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	32,642,977
12,608,387	Transamerica Partners Institutional Funds Group — International Equity	81,450,183
14,024,608	Transamerica Partners Institutional Funds Group — Large Growth	79,659,774
8,536,941	Transamerica Partners Institutional Funds Group — Large Value	76,747,102
2,006,451	Transamerica Partners Institutional Funds Group — Mid Growth	21,529,215
1,829,497	Transamerica Partners Institutional Funds Group — Mid Value	22,319,863
1,455,336	Transamerica Partners Institutional Funds Group — Money Market	14,671,677
2,094,100	Transamerica Partners Institutional Funds Group — Small Growth	23,139,802
1,915,666	Transamerica Partners Institutional Funds Group — Small Value	23,447,751

	Total Investments — 100.0% (Cost $576,530,905)	474,312,689
	Liabilities less other assets — (0.0)%*	(44,381)

	Net Assets — 100.0%	$474,268,308

The aggregate cost of investments for federal income tax purposes at September 30, 2008 is $576,530,905.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,204
Gross unrealized depreciation	(102,222,420)

Net unrealized depreciation	$(102,218,216)

*	Less than (0.05)%

See notes to portfolios of investments.

5

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
LONG HORIZON
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Investments
1,081,562	Transamerica Partners Institutional Funds Group — Core Bond	$10,620,940
688,946	Transamerica Partners Institutional Funds Group — High Yield Bond	5,318,660
564,352	Transamerica Partners Institutional Funds Group — Inflation-Protected Securities	5,271,048
9,313,548	Transamerica Partners Institutional Funds Group — International Equity	60,165,520
10,108,901	Transamerica Partners Institutional Funds Group — Large Growth	57,418,556
6,157,526	Transamerica Partners Institutional Funds Group — Large Value	55,356,158
1,559,172	Transamerica Partners Institutional Funds Group — Mid Growth	16,729,916
1,420,506	Transamerica Partners Institutional Funds Group — Mid Value	17,330,179
664,224	Transamerica Partners Institutional Funds Group — Money Market	6,696,244
1,625,380	Transamerica Partners Institutional Funds Group — Small Growth	17,960,445
1,498,871	Transamerica Partners Institutional Funds Group — Small Value	18,346,181

	Total Investments — 100.0% (Cost $340,463,007)	271,213,847
	Liabilities less other assets — (0.0)%*	(25,457)

	Net Assets — 100.0%	$271,188,390

The aggregate cost of investments for federal income tax purposes at September 30, 2008 is $340,463,007.

The following amount is based on cost for federal income tax purposes:

Net unrealized depreciation	$(69,249,160)

*	Less than (0.05)%

See notes to portfolios of investments.

6

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

Valuation

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 became effective for financial statements issued for fiscal years beginning after November 15, 2007, and was adopted by the Transamerica Institutional Asset Allocation Funds (“Funds”) on January 1, 2008.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of inputs used to value each Fund’s net assets as of September 30, 2008:

	Investments			Total	Other Financial
	in Securities			Investments	Instruments*
Fund	Level 1	Level 2	Level 3	in Securities	Level 1	Level 2	Level 3

Short Horizon	$102,144,205	$—	$—	$102,144,205	$—	$—	$—
Short/Intermediate Horizon	96,250,641	—	—	96,250,641	—	—	—
Intermediate Horizon	608,723,435	—	—	608,723,435	—	—	—
Intermediate/Long Horizon	474,312,689	—	—	474,312,689	—	—	—
Long Horizon	271,213,847	—	—	271,213,847	—	—	—

*	Other financial instruments, if any, are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

7

Transamerica Partners Portfolios

I

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Principal		Value

	Commercial Paper — 12.5%
$41,960,000	Citigroup Funding, Inc., 4.50%, 10/01/08	$41,960,000
28,150,000	HSBC Americas, Inc., 2.71%, 11/21/08	28,041,927
47,330,000	IBM Capital, Inc., 2.55%, 10/16/08	47,279,712
37,140,000	ING Barings, 2.72%, 11/24/08	36,988,748

	Total Commercial Paper (Cost $154,270,387)	154,270,387

	Domestic Certificates of Deposit — 9.5%
42,980,000	Bank of America Corp. NA, 2.71%, 12/12/08	42,980,000
36,560,000	Chase Bank USA NA, 2.67%, 10/30/08	36,560,000
36,830,000	Wells Fargo Bank NA, 3.17%, 10/09/08	36,830,000

	Total Domestic Certificates of Deposit (Cost $116,370,000)	116,370,000

	Yankee Certificates of Deposit — 28.7%
41,960,000	Abbey National NA LLC, 2.00%, 10/01/08	41,960,000
36,910,000	Bank of Nova Scotia, 3.75%, 10/06/08	36,910,000
28,150,000	Barclays Bank PLC, 2.70%, 11/10/08	28,150,000
42,430,000	BNP Paribas — New York Branch, 2.50%, 10/03/08	42,430,000
29,340,000	Calyon — New York Branch, 2.79%, 10/10/08	29,340,000
10,440,000	Canadian Imperial Bank of Commerce — New York, 2.48%, 10/22/08	10,440,000
23,960,000	Lloyds Bank PLC — New York Branch, 2.62%, 10/08/08	23,960,000
24,490,000	Lloyds Bank PLC — New York Branch, 2.62%, 11/06/08	24,490,000
28,370,000	Rabobank Nederland, 2.37%, 10/16/08	28,370,000
35,160,000	Royal Bank of Canada, 2.71%, 10/07/08	35,160,000
21,540,000	Toronto Dominion Bank, 2.80%, 10/17/08	21,526,644
30,800,000	Westpac Banking Corp. New York, 2.72%, 10/21/08	30,805,129

	Total Yankee Certificates of Deposit (Cost $353,541,773)	353,541,773

	Short Term US Government Agency Securities — 38.3%
	Fannie Mae — 11.0%
16,420,000	2.12%, 10/08/08	16,413,232
27,870,000	2.50%, 10/08/08	27,856,452
30,000,000	2.11%, 10/22/08	29,963,163
24,000,000	2.50%, 10/23/08	23,963,333
21,100,000	2.29%, 11/05/08	21,053,126
16,000,000	2.16%, 11/12/08	15,959,680

		135,208,986

	Federal Home Loan Bank — 14.3%
34,890,000	2.56%, 10/02/08	34,887,519
28,850,000	2.36%, 10/15/08	28,823,522
14,110,000	2.64%, 10/20/08	14,090,340
8,840,000	2.16%, 11/14/08	8,816,662
49,000,000	2.49%, 11/14/08	48,850,877
15,000,000	2.52%, 04/21/09	14,999,392
25,680,000	2.03%, 04/23/09	25,680,000

		176,148,312

	Freddie Mac — 13.0%
27,870,000	2.55%, 10/14/08	27,844,337
13,290,000	2.08%, 11/03/08	13,264,661
13,290,000	2.09%, 11/03/08	13,264,508
42,720,000	2.57%, 11/13/08	42,588,862
25,479,000	2.71%, 02/02/09	25,241,167
38,000,000	2.06%, 03/24/09	38,000,000

		160,203,535

	Total Short Term US Government Agency Securities (Cost $471,560,833)	471,560,833

	Short Term Corporate Note — 2.9%
35,870,000	Toyota Motor Credit Corp., Series MTM, Variable Rate, 2.51%, 09/15/09 (1) (Cost $35,870,000)	35,870,000

	Time Deposit — 1.5%
18,950,000	Calyon — New York Branch, 5.00%, 10/01/08 (Cost $18,950,000)	18,950,000

	Total Securities (Cost $1,150,562,993)	1,150,562,993

	Repurchase Agreements — 6.4%
27,800,000	With Barclays Bank PLC, dated 09/30/08, 2.00%, due 10/01/08, repurchase proceeds at maturity $27,801,544 (Collateralized by Federal Home Loan Bank, 5.00%, due 11/17/17, with a value of $28,359,563)	27,800,000

See notes to portfolios of investments.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements (continued)

$20,900,000	With Deutsche Bank, dated 09/30/08, 2.00%, due 10/01/08, repurchase proceeds at maturity $20,901,161 (Collateralized by Fannie Mae, 5.00%, due 04/15/15, with a value of $21,318,553)	$20,900,000
30,000,000	With Hong Kong Shanghai Banking Corp., dated 09/30/08, 1.75%, due 10/01/08, repurchase proceeds at maturity $30,001,458 (Collateralized by various Federal Home Loan Banks, 2.65%-5.38%, due 06/04/09-07/17/09, with a total value of $30,600,895)	30,000,000
8,970	With State Street Bank & Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $8,970 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $9,965)	8,970

	Total Repurchase Agreements (Cost $78,708,970)	78,708,970

	Total Investments — 99.8% (Cost $1,229,271,963)	1,229,271,963
	Other assets less liabilities — 0.2%	2,065,051

	Net Assets — 100.0%	$1,231,337,014

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $1,229,271,963.
See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 8.1%
	US Treasury Notes
$4,750,000	3.63%, 01/15/10 (8)	$4,858,357
17,250,000	2.38%, 08/31/10 (8)	17,382,066
10,100,000	4.25%, 01/15/11 (8)	10,627,099
7,000,000	3.13%, 08/31/13 (8)	7,053,592

	Total US Treasury Securities (Cost $39,755,792)	39,921,114

	US Government Agency Securities — 24.0%
	Asset Backed: Mortgage and Home Equity — 15.4%
3,365,272	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	3,355,328
395,864	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	395,550
1,981,750	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	1,966,462
346,473	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	344,595
235,221	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	234,618
886,372	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	884,989
2,312,721	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,256,492
3,062,051	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	3,051,372
3,699,524	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	3,698,340
1,918,367	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	1,919,742
5,392,256	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	5,517,870
416,708	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	420,355
3,415,965	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	3,328,651
3,957,657	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	3,934,995
4,990,859	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	4,968,894
4,251,822	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	4,103,712
3,096,772	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	3,081,222
188,917	Freddie Mac, Series 2760, Class EA, 4.50%, 04/15/13	188,859
1,437,528	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,425,193
2,254,579	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	2,280,001
7,508,032	Government National Mortgage Association, Series 2005-29, Class A, 4.02%, 07/16/27	7,436,475
5,293,952	Government National Mortgage Association, Series 2006-67, Class A, 3.95%, 11/16/30	5,240,608
5,994,024	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	5,987,377
2,886,930	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,875,723
7,597,405	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	7,554,119

		76,451,542

	Fannie Mae — 5.7%
5,300,000	6.00%, 05/15/11	5,658,004
6,000,000	3.25%, 04/09/13	5,840,184
6,000,000	3.88%, 07/12/13	5,985,095
331,450	PL# 254062, 6.00%, 10/01/11	336,532
1,145,061	PL# 254754, 4.50%, 05/01/10	1,157,249
1,455,765	PL# 254758, 4.50%, 06/01/13	1,453,531
1,371,557	PL# 254807, 5.00%, 07/01/13	1,381,434
2,746,117	PL# 254914, 4.50%, 09/01/13	2,740,869
377,194	PL# 323743, 5.00%, 04/01/14	379,143
197,566	PL# 429168, 6.00%, 05/01/13	202,229
21,004	PL# 50973, 6.00%, 01/01/09	21,045
244,248	PL# 517699, 6.00%, 07/01/14	250,013
653,635	PL# 545038, 6.00%, 09/01/14	668,178
1,950,737	PL# 555154, 5.50%, 12/01/22	1,961,098

		28,034,604

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)

	Federal Home Loan Bank — 1.3%
$2,400,000	Series 363, 4.50%, 11/15/12	$2,448,154
3,879,107	Series 6T-9009, 3.84%, 11/25/09	3,912,291

		6,360,445

	Freddie Mac Gold — 1.3%
74,697	PL# E00532, 6.50%, 02/01/13	78,312
132,042	PL# E00542, 6.50%, 04/01/13	138,470
368,448	PL# E00676, 5.50%, 06/01/14	375,839
684,848	PL# E89557, 5.50%, 04/01/17	696,090
1,544,908	PL# G40426, 5.50%, 03/01/11	1,569,141
3,754,985	PL# M80812, 4.50%, 04/01/10	3,788,291

		6,646,143

	Government National Mortgage Association — 0.3%
1,308,548	PL# 436708, 5.75%, 12/15/22	1,338,528

	Total US Government Agency Securities (Cost $118,192,601)	118,831,262

	Corporate Bonds and Notes — 61.1%
	Banks and Financial Services — 14.4%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 3.25%, 06/22/09 (3)	4,930,390
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,299,924
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,351,339
3,475,000	Citigroup, Inc., 5.10%, 09/29/11	3,190,415
2,275,000	CME Group, Inc., 5.40%, 08/01/13	2,281,889
6,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	6,086,648
7,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	7,116,544
2,800,000	Goldman Sachs Group, Inc. (The), 6.88%, 01/15/11	2,676,568
4,000,000	Goldman Sachs Group, Inc. (The), Series MTNB, Floating Rate, 3.19%, 10/07/11 (2)	3,201,464
5,600,000	JPMorgan Chase & Company, 4.75%, 05/01/13	5,211,573
6,000,000	Merrill Lynch & Company, Inc., Series MTNC, 4.13%, 01/15/09	5,897,802
6,125,000	Morgan Stanley, 6.75%, 04/15/11	4,533,204
3,025,000	National City Bank, Series BKNT, 4.25%, 01/29/10	1,971,559
3,670,000	NYSE Euronext, 4.80%, 06/28/13	3,493,913
5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	4,313,000
3,125,000	Wachovia Corp., 5.63%, 12/15/08	3,062,534
4,500,000	Wells Fargo & Company, Floating Rate, 3.27%, 03/23/10 (2) (8)	4,458,767
3,000,000	Wells Fargo & Company, 4.88%, 01/12/11	2,990,574

		71,068,107

	Chemicals — 0.4%
1,855,000	Praxair, Inc., 3.95%, 06/01/13	1,765,658

	Consumer Goods and Services — 0.7%
3,455,000	Clorox Company, 4.20%, 01/15/10	3,414,791

	Diversified Operations and Services — 0.4%
3,825,000	Capmark Financial Group, 5.88%, 05/10/12	1,906,740

	Equipment Rental and Leasing — 0.8%
5,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	3,905,901

	Insurance — 2.4%
6,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	6,033,954
2,500,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	2,495,755
3,115,000	Principal Life Income Funding Trust, Series MTN, 5.20%, 11/15/10	3,119,604

		11,649,313

	Machinery — 0.4%
2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	2,051,554

	Office Equipment, Supplies, and Services — 0.6%
3,005,000	Xerox Corp., 5.50%, 05/15/12	2,865,087

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 11.1%
2,893,859	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	2,683,602

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

$2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	$2,472,940
3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	2,728,927
3,098,182	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	3,092,067
195,638	Chase Manhattan Auto Owner Trust, Series 2005-A, Class CTFS, 4.04%, 04/15/11	195,695
1,308,882	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	1,309,430
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,180,991
2,250,000	Ford Credit Auto Owner Trust, Series 2005-B, Class B, 4.64%, 04/15/10	2,227,077
1,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class C, 4.83%, 08/15/10	980,805
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,749,741
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	892,253
829,106	Harley-Davidson Motorcycle Trust, Series 2004-1, Class A2, 2.53%, 11/15/11	828,409
4,166,667	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	4,099,930
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	1,885,559
5,500,000	Huntington Auto Trust — 144A, Series 2008-1A, Class A3A, 4.81%, 04/16/12	5,334,911
3,000,000	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	2,934,901
3,500,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, 12/17/12	3,431,624
1,546,540	Onyx Acceptance Owner Trust, Series 2005-A, Class A4, 3.91%, 09/15/11	1,486,685
460,972	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class A2, 5.32%, 04/14/09	461,343
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,223,269
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,234,631
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,534,927

		54,969,717

	Private Asset Backed: Banks and Financial Services — 3.4%
807,190	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, 4.00%, 07/25/33	700,718
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	2,941,275
1,752,144	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,747,080
3,736,073	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	3,692,408
3,611,718	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	3,568,337
2,500,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 08/10/42	2,450,325
1,524,497	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	1,498,414
275,302	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	275,622

		16,874,179

	Private Asset Backed: Credit Cards — 3.9%
3,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	2,876,038
3,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	2,937,460

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Credit Cards (continued)

$4,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	$3,998,742
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,915,211
4,940,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	4,865,366
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	2,837,818

		19,430,635

	Private Asset Backed: Mortgage and Home Equity — 9.4%
286,056	American General Mortgage Loan Trust — 144A, Series 2006-1, Class A1, 5.75%, 12/25/35	284,263
312,003	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	308,649
996,632	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	973,451
924,627	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	909,520
2,116,305	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	2,081,951
7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	6,473,000
2,958,523	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,776,733
2,692,963	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	2,664,330
3,441,615	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2, 4.18%, 11/15/37	3,372,787
287,036	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	284,981
3,160,118	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	3,154,730
480,469	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	475,571
675,137	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	673,666
424,020	Interstar Millennium Trust, Series 2003-3G, Class A2, (Australia), Floating Rate, 4.02%, 09/27/35 (2)	418,493
771,917	Interstar Millennium Trust, Series 2004-2G, Class A, (Australia), Floating Rate, 3.02%, 03/14/36 (2)	745,684
465,546	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	449,886
4,609,396	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	4,529,511
63,060	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	62,676
48,813	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	48,424
4,550,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	4,393,501
116,159	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A1, 3.94%, 12/15/29	115,832
2,338,473	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,207,913
5,524,483	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	5,362,871

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$269,243	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	$268,569
3,734,134	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	3,521,853

		46,558,845

	Private Asset Backed: Other — 5.6%
3,448,276	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 2.81%, 10/28/18 (2)	3,423,491
1,086,947	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	1,088,228
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,708,991
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,835,631
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,184,019
901,726	Crusade Global Trust, Series 2004-2, Class A1, (Australia), Floating Rate, 2.94%, 11/19/37 (2)	833,006
1,380,425	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 2.81%, 08/25/20 (2)	1,373,523
2,019,117	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	2,021,149
4,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	3,927,372
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,343,903
3,004,663	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	3,078,574

		27,817,887

	Private Asset Backed: Transportation — 1.1%
1,504,399	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	1,484,084
3,624,516	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	3,748,543

		5,232,627

	Real Estate Investment Trusts — 0.6%
3,190,000	Boston Properties LP, 6.25%, 01/15/13	3,162,084

	Retail — 1.0%
5,035,000	CVS Caremark Corp., 5.75%, 08/15/11	5,109,322

	Telecommunications Equipment and Services — 1.2%
5,925,000	BellSouth Corp., 6.00%, 10/15/11	5,936,850

	Utilities — 3.7%
6,725,000	Alabama Power Company, Series G, 5.38%, 10/01/08	6,725,000
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,148,063
6,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	6,501,341

		18,374,404

	Total Corporate Bonds and Notes (Cost $317,951,904)	302,093,701

	Foreign Government Obligations — 0.8%
4,000,000	Province of Ontario (Canada), 5.50%, 10/01/08 (Cost $4,000,000)	4,000,000

	Municipal Bonds — 1.3%
	Texas
6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	6,364,542

	Securities Lending Collateral — 7.5%
37,073,500	Securities Lending Collateral Investment (Note 3) (Cost $37,073,500)	37,073,500

	Short Term US Government Agency Securities — 3.0%
	Federal Home Loan Bank
1,000,000	2.09%, 10/01/08	1,000,000
1,000,000	2.10%, 10/09/08	999,533
2,000,000	2.32%, 10/20/08	1,997,551

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Short Term US Government Agency Securities (continued)
	Federal Home Loan Bank (continued)

$2,000,000	2.40%, 10/24/08	$1,996,933
3,000,000	2.42%, 11/03/08	2,993,345
4,000,000	3.20%, 03/24/09	3,938,134
2,000,000	3.30%, 03/30/09	1,967,000

	Total Short Term US Government Agency Securities (Cost $14,892,496)	14,892,496

	Total Securities (Cost $538,147,832)	523,176,615

	Repurchase Agreements — 1.0%
4,888,052	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $4,888,194 (Collateralized by US Treasury Bill, 0.36%, due 02/19/09, with a value of $4,989,960) (Cost $4,888,052)	4,888,052

	Total Investments — 106.8% (Cost $543,035,884)	528,064,667
	Liabilities less other assets — (6.8)%	(33,718,392)

	Net Assets — 100.0%	$494,346,275

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $543,035,884.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,649,962
Gross unrealized depreciation	(16,621,179)

Net unrealized depreciation	$(14,971,217)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 90.2%
	US Treasury Inflation Index
$10,968,135	3.50%, 01/15/11	$11,406,005
13,567,582	2.38%, 04/15/11	13,722,334
23,371,816	3.38%, 01/15/12	24,513,015
14,777,613	2.00%, 04/15/12	14,813,404
4,036,461	3.00%, 07/15/12	4,201,387
15,571,083	0.63%, 04/15/13	14,695,209
15,069,657	1.88%, 07/15/13	15,024,915
27,286,252	2.00%, 01/15/14	27,230,834
39,412,139	2.00%, 07/15/14	39,313,610
2,821,837	1.63%, 01/15/15	2,747,543
39,036,382	1.88%, 07/15/15	38,429,483
13,983,717	2.00%, 01/15/16	13,814,388
3,049,200	2.50%, 07/15/16 (5)	3,120,905
14,782,405	2.38%, 01/15/17	14,907,139
4,324,105	2.63%, 07/15/17	4,453,153
41,786,493	1.63%, 01/15/18	39,579,666
14,584,141	1.38%, 07/15/18	13,470,963
29,997,371	2.38%, 01/15/25	29,064,632
22,326,667	2.00%, 01/15/26	20,385,296
20,605,942	2.38%, 01/15/27	19,928,192
35,472,066	1.75%, 01/15/28	30,946,611
8,648,010	3.63%, 04/15/28	9,949,267
25,612,181	3.88%, 04/15/29	30,628,557
923,070	3.38%, 04/15/32	1,058,213

	Total US Treasury Securities (Cost $464,757,755)	437,404,721

	US Government Agency Securities — 0.5%
	Fannie Mae
2,340,000	Floating Rate, 6.16%, 02/17/09 (3) (Cost $2,361,597)	2,340,000

	Corporate Bonds and Notes — 2.5%
	Banks and Financial Services — 1.3%
649,000	Bear Stearns Companies, Inc. (The), Series CPI, Floating Rate, 6.82%, 03/10/14 (3)	535,185
2,545,000	General Electric Capital Corp., 5.63%, 05/01/18 (4)	2,151,227
315,000	International Bank for Reconstruction & Development, Series CPI, Floating Rate, 7.03%, 12/10/13 (3)	301,682
1,530,000	JPMorgan Chase & Company, Series MTNC, Floating Rate, 7.33%, 06/28/09 (3)	1,562,710
1,055,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13 (4) (9)	131,875
1,243,000	Lehman Brothers Holdings, Inc., Series MTNG, Floating Rate, 6.29%, 06/02/09 (3) (9)	155,375
465,000	SLM Corp., Series CPI, Floating Rate, 6.17%, 10/08/08 (3)	465,000
370,000	SLM Corp., Series CPI, Floating Rate, 6.40%, 06/01/09 (3)	330,924
900,000	SLM Corp., Series CPI, Floating Rate, 7.14%, 01/31/14 (3)	540,162

		6,174,140

	Private Asset Backed: Credit Cards — 0.2%
1,100,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	1,072,983

	Private Asset Backed: Mortgage and Home Equity — 1.0%
585,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	517,885
685,000	Bank of America Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.93%, 07/10/45	613,176
286,479	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 3.32%, 03/25/37 (3)	268,197
2,019,873	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 3.38%, 03/20/47 (3)	1,236,878
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	654,614
765,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Floating Rate, 5.44%, 12/15/44 (3)	691,753
750,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, Floating Rate, 5.93%, 05/15/43 (3)	673,473

		4,655,976

	Total Corporate Bonds and Notes (Cost $15,116,386)	11,903,099

	Foreign Government Obligations — 1.6%
5,274,521	France (Government of), Series OATe (France), 3.00%, 07/25/12 (16) (Cost $7,780,759)	7,748,998

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Contracts		Value

	Purchased Put Options — 0.0%
11,000,000	Expiring 09/14/09. If exercised the Series receives floating 3 month LIBOR, and pays 6.50%, expiring 09/16/39, European Style (Cost $43,175)	$67,260

Principal

	Short Term US Government Agency Securities — 2.0%
	Fannie Mae
$9,800,000	2.07%, 11/04/08 (Cost $9,780,841)	9,780,841

	Total Securities (Cost $499,840,513)	469,244,919

	Repurchase Agreements — 2.8%
13,574,579	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $13,574,975 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $13,849,380) (Cost $13,574,579)	13,574,579

	Total Investments before Put Options Written — 99.6% (Cost $513,415,092)	482,819,498

Contracts

	Put Options Written — (0.1)%
(65,700,000)	Expiring 10/08/08. If exercised the Series receives 3.10%, and pays floating 3 month LIBOR, expiring 10/10/10, European Style (Premium $337,041)	(490,694)

	Total Investments net of Put Options Written — 99.5% (Cost $513,078,051)	482,328,804
	Other assets less liabilities — 0.5%	2,662,683

	Net Assets — 100.0%	$484,991,487

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $513,415,092.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$65,728
Gross unrealized depreciation	(30,661,322)

Net unrealized depreciation	$(30,595,594)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 2.2%
	US Treasury Inflation Index — 1.2%
$7,904,596	2.38%, 01/15/25	$7,658,811
4,681,554	2.00%, 01/15/26 (6)	4,274,478
4,013,224	2.38%, 01/15/27	3,881,225
8,398,240	1.75%, 01/15/28	7,326,810

		23,141,324

	US Treasury Notes — 0.1%
1,745,000	4.00%, 08/15/18	1,769,812

	US Treasury Strips — 0.9%
39,505,000	Zero coupon, 11/15/27 (6)	16,488,399

	Total US Treasury Securities (Cost $42,270,743)	41,399,535

	US Government Agency Securities — 60.1%
	Asset Backed: Mortgage and Home Equity — 1.1%
21,367,838	Fannie Mae IO Strips, Series 360, Class 2, 5.00%, 08/01/35	4,686,833
21,059,231	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	4,149,625
2,285,422	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,330,677
4,744,048	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	4,724,344
5,016,249	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	5,119,110

		21,010,589

	Asset Backed: US Government Agencies — 0.1%
1,008,199	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/10/12	1,008,658
1,371,855	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,308,315

		2,316,973

	Fannie Mae — 28.5%
14,850,000	4.63%, 06/01/10	15,159,489
4,100,000	5.25%, 08/01/12	4,147,396
10,200,000	4.63%, 05/01/13	10,025,070
233,706	PL# 252571, 7.00%, 07/01/29	245,769
3,418	PL# 252716, 7.00%, 09/01/29	3,594
1,009	PL# 253264, 7.00%, 05/01/30	1,061
709	PL# 253346, 7.50%, 06/01/30	766
11,510	PL# 253479, 7.00%, 10/01/30	12,099
22,186	PL# 253990, 7.00%, 09/01/16	23,377
19,098	PL# 254008, 7.00%, 10/01/31	20,074
274,912	PL# 254346, 6.50%, 06/01/32	284,052
234,646	PL# 254406, 6.50%, 08/01/32	242,448
11,092	PL# 255032, 5.50%, 12/01/18	11,287
138,119	PL# 255950, 6.00%, 09/01/15	141,919
380,947	PL# 256137, 6.00%, 02/01/16	391,607
412,533	PL# 256335, 6.00%, 07/01/16	424,321
2,585,123	PL# 256936, 6.00%, 10/01/37	2,596,428
551,534	PL# 323842, 5.50%, 07/01/14	561,794
35,502	PL# 323967, 7.00%, 10/01/29	37,335
4,162	PL# 492742, 7.00%, 05/01/29	4,377
1,076	PL# 503916, 7.50%, 06/01/29	1,165
1,806	PL# 508415, 7.00%, 08/01/29	1,899
8,576	PL# 515946, 7.00%, 10/01/29	9,019
289	PL# 524164, 7.00%, 11/01/29	304
108,211	PL# 524657, 7.00%, 01/01/30	113,750
19,378	PL# 526053, 7.00%, 12/01/29	20,378
336	PL# 527717, 7.50%, 01/01/30	363
3,429	PL# 528107, 7.00%, 02/01/30	3,606
8,022	PL# 531497, 7.00%, 02/01/30	8,433
6,294	PL# 531735, 7.00%, 02/01/30	6,617
919	PL# 533841, 7.50%, 12/01/30	993
17,750	PL# 535030, 7.00%, 12/01/29	18,666
24,567	PL# 535103, 7.00%, 01/01/15	25,916
6,860	PL# 535159, 7.00%, 02/01/30	7,214
31,968	PL# 535195, 7.00%, 03/01/30	33,618
8,862	PL# 535277, 7.00%, 04/01/30	9,320
279,387	PL# 535675, 7.00%, 01/01/16	294,547
746	PL# 535722, 7.00%, 02/01/31	784
4,719	PL# 535723, 7.00%, 02/01/31	4,961
1,114	PL# 535811, 6.50%, 04/01/31	1,153
70,064	PL# 535880, 7.00%, 02/01/31	73,678
471	PL# 540211, 7.50%, 06/01/30	509
1,313	PL# 542999, 7.50%, 08/01/30	1,419
84,198	PL# 545249, 5.50%, 10/01/16	85,790
445,571	PL# 545298, 5.50%, 11/01/16	453,999
4,834	PL# 545363, 5.50%, 11/01/16	4,925
1,711,436	PL# 545411, 5.50%, 01/01/17	1,743,808
22,666	PL# 545477, 7.00%, 03/01/32	23,819
187,162	PL# 545759, 6.50%, 07/01/32	193,385
749,288	PL# 545760, 6.50%, 07/01/32	774,200
137,696	PL# 545762, 6.50%, 07/01/32	142,274
21,762	PL# 549659, 7.00%, 02/01/16	22,931
11,715	PL# 549962, 7.00%, 10/01/30	12,315
43,768	PL# 549975, 7.00%, 10/01/30	46,008
4,888	PL# 550440, 7.00%, 02/01/16	5,150
39,860	PL# 554493, 7.00%, 10/01/30	41,900
200,752	PL# 555114, 5.50%, 12/01/17	204,361
23,741	PL# 555144, 7.00%, 10/01/32	24,956
323,759	PL# 555254, 6.50%, 01/01/33	334,827
187,584	PL# 555798, 6.50%, 05/01/33	193,997
1,571	PL# 558362, 7.50%, 11/01/30	1,697
368	PL# 558519, 7.50%, 11/01/30	398
1,344	PL# 559277, 7.00%, 10/01/30	1,412
29,796	PL# 559313, 7.00%, 12/01/30	31,321
1,248	PL# 559741, 7.50%, 01/01/31	1,346

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$20,959	PL# 560384, 7.00%, 11/01/30	$22,032
2,725	PL# 561678, 7.50%, 12/01/30	2,943
1,455	PL# 564080, 7.50%, 12/01/30	1,571
6,135	PL# 564183, 7.00%, 12/01/30	6,449
1,382	PL# 564529, 7.50%, 12/01/30	1,493
6,106	PL# 566658, 7.00%, 02/01/31	6,418
59,333	PL# 572453, 5.50%, 04/01/16	60,455
6,263	PL# 575285, 7.50%, 03/01/31	6,759
4,394	PL# 579161, 6.50%, 04/01/31	4,545
318,845	PL# 580165, 5.50%, 09/01/16	324,877
10,512	PL# 580179, 7.00%, 10/01/16	11,076
39,629	PL# 580515, 5.50%, 04/01/16	40,379
9,396	PL# 584811, 7.00%, 05/01/31	9,877
89,389	PL# 585248, 7.00%, 06/01/31	93,964
144,808	PL# 589120, 5.50%, 11/01/16	147,547
1,094	PL# 589405, 7.50%, 06/01/31	1,180
5,687	PL# 589893, 7.00%, 06/01/31	5,978
4,578	PL# 592129, 7.50%, 06/01/31	4,941
4,116	PL# 596895, 6.50%, 07/01/31	4,257
7,354	PL# 598125, 7.00%, 09/01/16	7,749
6,960	PL# 602148, 5.50%, 09/01/16	7,092
57,537	PL# 604517, 5.50%, 11/01/16	58,626
6,132	PL# 606551, 6.50%, 10/01/31	6,341
2,580	PL# 606600, 7.00%, 10/01/31	2,712
35,728	PL# 607386, 5.50%, 11/01/16	36,404
50,735	PL# 607493, 5.50%, 11/01/16	51,694
21,960	PL# 610128, 7.00%, 10/01/31	23,083
179,663	PL# 610579, 5.50%, 12/01/16	183,061
7,885	PL# 611323, 7.00%, 10/01/16	8,308
22,503	PL# 612071, 5.50%, 11/01/16	22,929
136,369	PL# 614506, 5.50%, 11/01/16	138,949
1,375,582	PL# 619054, 5.50%, 02/01/17	1,400,312
5,181	PL# 622119, 6.50%, 01/01/32	5,358
195,479	PL# 624035, 6.50%, 01/01/32	203,164
8,234	PL# 629236, 6.50%, 02/01/32	8,508
516,049	PL# 631321, 5.50%, 02/01/17	525,326
33,162	PL# 631606, 5.50%, 03/01/17	33,758
34,931	PL# 632269, 7.00%, 05/01/32	36,718
6,939	PL# 634563, 6.50%, 03/01/32	7,170
57,809	PL# 634949, 7.00%, 05/01/32	60,750
204,281	PL# 635164, 6.50%, 08/01/32	211,073
2,379	PL# 644932, 6.50%, 07/01/32	2,458
5,387	PL# 647556, 7.00%, 01/01/30	5,665
424,384	PL# 648795, 6.50%, 08/01/32	438,494
142,008	PL# 650206, 5.50%, 01/01/18	144,561
69,124	PL# 650291, 6.50%, 07/01/32	71,422
199,899	PL# 651649, 6.50%, 08/01/32	206,546
793,865	PL# 652127, 6.50%, 06/01/32	820,260
3,343	PL# 663353, 6.50%, 09/01/32	3,454
30,081	PL# 664188, 5.50%, 09/01/17	30,622
40,340	PL# 664194, 5.50%, 09/01/17	41,065
343,526	PL# 670402, 6.50%, 06/01/32	354,948
156,200	PL# 675314, 5.50%, 12/01/17	159,008
252,682	PL# 676800, 5.50%, 01/01/18	257,224
357,738	PL# 679631, 5.50%, 02/01/18	363,499
6,681	PL# 681343, 5.50%, 02/01/18	6,788
294,736	PL# 683199, 5.50%, 02/01/18	299,482
4,538,688	PL# 687889, 5.50%, 03/01/33	4,539,461
5,478	PL# 694372, 6.50%, 11/01/32	5,660
60,186	PL# 695925, 5.50%, 05/01/18	61,155
6,835	PL# 701236, 5.50%, 05/01/18	6,945
6,576	PL# 708637, 5.50%, 06/01/18	6,682
11,060	PL# 725071, 5.50%, 12/01/18	11,238
7,179,463	PL# 725162, 6.00%, 02/01/34	7,305,988
9,473	PL# 725269, 5.50%, 03/01/19	9,643
181,149	PL# 725407, 6.50%, 01/01/34	187,342
259,249	PL# 725418, 6.50%, 05/01/34	268,112
3,847,711	PL# 725519, 5.50%, 05/01/19	3,916,885
4,191,127	PL# 725704, 6.00%, 08/01/34	4,264,988
9,842,316	PL# 725946, 5.50%, 11/01/34	9,834,766
9,099	PL# 732724, 5.50%, 08/01/18	9,246
14,255,861	PL# 735141, 5.50%, 01/01/35	14,244,926
3,374,029	PL# 735454, 5.50%, 11/01/18	3,434,687
22,418,161	PL# 735504, 6.00%, 04/01/35	22,827,249
922,110	PL# 735611, 5.50%, 03/01/20	938,688
13,901,280	PL# 739821, 5.00%, 09/01/33	13,589,028
7,666	PL# 741355, 5.50%, 10/01/18	7,790
9,519,973	PL# 745193, 5.50%, 06/01/20	9,691,122
50,223,520	PL# 745275, 5.00%, 02/01/36	49,016,918
20,568,960	PL# 745412, 5.50%, 12/01/35	20,553,182
3,722	PL# 748655, 6.50%, 09/01/33	3,839
2,498	PL# 749118, 5.50%, 11/01/18	2,539
12,810	PL# 749153, 5.50%, 11/01/18	13,017
7,165	PL# 753643, 5.50%, 11/01/18	7,280
16,763	PL# 755167, 5.50%, 11/01/18	17,033
122,196	PL# 757687, 5.50%, 07/01/34	122,102
9,782	PL# 759423, 5.50%, 01/01/19	9,915
7,315	PL# 761018, 5.50%, 12/01/18	7,433
28,466	PL# 761808, 5.50%, 05/01/18	28,978
362,179	PL# 766312, 5.50%, 03/01/19	367,106
173,372	PL# 768313, 5.50%, 01/01/19	176,164
166,538	PL# 781889, 5.50%, 03/01/17	169,688
4,669,273	PL# 806549, Variable Rate, 4.56%, 01/01/35 (1)	4,762,920
982,044	PL# 826273, 6.00%, 07/01/20	1,001,540
53,012	PL# 831500, 6.00%, 05/01/16	54,522
3,729,784	PL# 831511, 6.00%, 06/01/16	3,836,349
792,531	PL# 845420, 6.00%, 02/01/36	803,898
7,855,690	PL# 850867, Variable Rate, 5.61%, 01/01/36 (1)	7,922,887
42,610,523	PL# 888306, 5.00%, 12/01/36	41,586,820
777,564	PL# 891805, 6.00%, 06/01/36	788,472
702,029	PL# 892970, 6.50%, 09/01/36	720,653

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$614,991	PL# 911420, 6.00%, 05/01/37	$623,585
8,139,650	PL# 915203, 6.00%, 04/01/37	8,252,571
3,949,453	PL# 925717, 5.50%, 04/01/38	3,941,487
7,571,570	PL# 928510, 6.50%, 06/01/37	7,772,013
16,688,092	PL# 929822, 5.50%, 08/01/38	16,654,432
4,537,706	PL# 929825, 5.50%, 08/01/38	4,528,553
9,157,616	PL# 929940, 6.00%, 09/01/38	9,262,070
11,561,667	PL# 929956, 5.50%, 09/01/38	11,505,665
8,385,412	PL# 941348, 6.50%, 08/01/37	8,607,400
4,169,671	PL# 944027, 6.50%, 08/01/37	4,280,056
3,974,413	PL# 945876, 5.50%, 08/01/37	3,966,793
3,948,691	PL# 953591, 5.50%, 01/01/38	3,941,122
3,965,525	PL# 954099, 5.50%, 12/01/37	3,957,923
4,985,748	PL# 964272, 6.00%, 07/01/38	5,054,916
9,281,806	PL# 964452, 5.50%, 07/01/38	9,263,085
992,125	PL# 965705, 5.50%, 01/01/38	990,223
1,995,636	PL# 966201, 5.50%, 12/01/37	1,991,810
3,922,880	PL# 969102, 5.50%, 02/01/38	3,914,967
10,292,760	PL# 983344, 6.00%, 07/01/38	10,435,552
3,462,298	PL# 988590, 5.50%, 08/01/38	3,455,314
24,000,000	PL# 988621, 6.00%, 08/01/38 (6)	24,332,951
8,368,063	PL# 990710, 6.00%, 09/01/38	8,484,153
23,500,000	TBA, 4.50%, 10/01/23	22,897,812
53,000,000	TBA, 5.00%, 10/01/23	52,619,035
4,200,000	TBA, 5.00%, 10/01/38	4,092,375
18,600,000	TBA, 5.50%, 10/01/38	18,547,696
10,600,000	TBA, 6.00%, 10/01/38	10,735,807
300,000	TBA, 6.50%, 10/01/38	307,594

		537,870,532

	Federal Agricultural Mortgage Corporation — 3.6%
20,230,000	3.88%, 08/19/11	20,583,823
45,175,000	144A, 5.50%, 07/15/11	47,661,748

		68,245,571

	Federal Home Loan Bank — 3.6%
9,195,000	5.63%, 06/13/16	8,431,898
38,390,000	5.86%, 03/02/17	38,659,420
20,865,000	5.38%, 05/15/19	21,644,329

		68,735,647

	Freddie Mac — 4.4%
16,800,000	4.75%, 06/28/12	17,266,519
19,750,000	4.13%, 09/27/13	19,904,089
9,800,000	5.75%, 06/27/16	9,718,768
3,727,638	PL# 1B2853, Variable Rate, 4.34%, 04/01/35 (1)	3,737,710
9,926,508	PL# 1G1119, Variable Rate, 4.75%, 09/01/35 (1)	9,958,211
12,399,668	PL# 1J1827, IO, 5.30%, 07/01/38	12,374,782
10,195,894	PL# 1L0289, Variable Rate, 5.20%, 12/01/35 (1)	10,333,767

		83,293,846

	Freddie Mac Gold — 12.3%
221,083	PL# A32037, 5.00%, 03/01/35	215,702
23,396	PL# A38585, 5.50%, 10/01/35	23,305
541,241	PL# A62169, 5.50%, 06/01/37	538,796
1,970,901	PL# A63042, 5.50%, 07/01/37	1,961,999
2,566,693	PL# A65021, 5.50%, 08/01/37	2,555,099
1,224,355	PL# A68033, 5.50%, 08/01/37	1,218,824
2,285,446	PL# A68438, 5.50%, 11/01/37	2,275,122
783,531	PL# C01271, 6.50%, 12/01/31	810,421
2,476,892	PL# C57150, 6.00%, 05/01/31	2,522,090
2,933	PL# C67653, 7.00%, 06/01/32	3,082
39,917	PL# C67868, 7.00%, 06/01/32	41,955
9,946	PL# C67999, 7.00%, 06/01/32	10,454
67,281	PL# C68001, 7.00%, 06/01/32	70,717
97,330	PL# C90229, 7.00%, 08/01/18	102,735
12,301	PL# E00570, 6.00%, 09/01/13	12,628
262,735	PL# E00592, 6.00%, 12/01/13	269,242
13,257	PL# E00720, 6.00%, 07/01/14	13,578
14,169	PL# E01007, 6.00%, 08/01/16	14,507
47,226	PL# E01095, 6.00%, 01/01/17	48,336
14,437	PL# E69171, 6.00%, 02/01/13	14,703
15,101	PL# E73319, 6.00%, 11/01/13	15,379
19,432	PL# E73769, 6.00%, 12/01/13	19,789
10,119	PL# E75990, 6.00%, 04/01/14	10,393
18,719	PL# E76341, 6.00%, 04/01/14	19,064
27,122	PL# E76730, 6.00%, 05/01/14	27,621
19,563	PL# E76731, 6.00%, 05/01/14	19,923
14,656	PL# E78995, 6.00%, 11/01/14	14,925
170,724	PL# E84191, 6.00%, 07/01/16	173,874
2,765	PL# E84758, 5.50%, 07/01/16	2,813
12,989	PL# E85885, 6.00%, 11/01/16	13,229
166,768	PL# E86502, 5.50%, 12/01/16	169,661
3,640	PL# E86565, 5.50%, 12/01/16	3,703
166,248	PL# E87961, 6.00%, 02/01/17	169,316
283,951	PL# E88001, 6.00%, 02/01/17	289,199
38,201	PL# E88452, 6.00%, 03/01/17	38,907
228,313	PL# E88749, 6.00%, 03/01/17	232,527
292,654	PL# E88789, 6.00%, 04/01/17	298,063
108,250	PL# E88979, 5.50%, 04/01/17	110,027
209,115	PL# E89282, 6.00%, 04/01/17	212,980
451,054	PL# E89336, 6.00%, 05/01/17	459,390
15,463	PL# E89653, 6.00%, 04/01/17	15,749
305,429	PL# E89913, 6.00%, 05/01/17	311,073
569,965	PL# E91644, 5.50%, 10/01/17	579,322
162,118	PL# E91754, 5.50%, 10/01/17	164,779
246,269	PL# E91774, 5.50%, 10/01/17	250,311

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$112,781	PL# E91968, 5.50%, 10/01/17	$114,632
193,142	PL# E92113, 5.50%, 10/01/17	196,312
982,966	PL# G01391, 7.00%, 04/01/32	1,034,402
2,637,681	PL# G03358, 5.50%, 08/01/37 (6)	2,625,766
16,725,252	PL# G03850, 6.00%, 02/01/38	16,946,828
17,888,504	PL# G04544, 6.00%, 08/01/38	18,125,493
44,300,000	PL# G04697, 5.50%, 09/01/38	44,099,895
10,661	PL# G11111, 6.00%, 04/01/16	10,857
2,462,488	PL# M80813, 4.00%, 04/01/10	2,459,624
24,000,000	TBA, 4.50%, 10/01/23	23,355,000
3,000,000	TBA, 5.00%, 10/01/23	2,973,750
27,900,000	TBA, 5.00%, 10/01/38	27,176,330
24,700,000	TBA, 5.50%, 10/01/38	24,568,794
51,700,000	TBA, 6.00%, 10/01/38	52,330,121

		232,363,116

	Government National Mortgage Association — 6.4%
83,633	PL# 3173, 6.50%, 12/20/31	85,948
552	PL# 434615, 7.00%, 11/15/29	582
141,561	PL# 435071, 7.00%, 03/15/31	148,881
17,201	PL# 493966, 7.00%, 06/15/29	18,123
36,323	PL# 494742, 7.00%, 04/15/29	38,271
911	PL# 530260, 7.00%, 02/15/31	958
169,259	PL# 531025, 6.00%, 04/15/32	172,387
412	PL# 538271, 7.00%, 11/15/31	433
64,771	PL# 538312, 6.00%, 02/15/32	65,968
95,656	PL# 543989, 7.00%, 03/15/31	100,603
771	PL# 547545, 7.00%, 04/15/31	811
191,189	PL# 550985, 7.00%, 10/15/31	201,076
244	PL# 551549, 7.00%, 07/15/31	256
17,009	PL# 552413, 7.00%, 02/15/32	17,882
75,077	PL# 554808, 6.00%, 05/15/31	76,488
55,504	PL# 555360, 6.00%, 06/15/31	56,547
62,926	PL# 555733, 6.00%, 03/15/32	64,089
447	PL# 557664, 7.00%, 08/15/31	470
53,758	PL# 557678, 7.00%, 08/15/31	56,538
3,705	PL# 561050, 7.00%, 05/15/31	3,896
275	PL# 561996, 7.00%, 07/15/31	290
9,949	PL# 563346, 7.00%, 09/15/31	10,464
38,005	PL# 563599, 7.00%, 06/15/32	39,955
63,054	PL# 564086, 7.00%, 07/15/31	66,315
34,951	PL# 564300, 6.00%, 08/15/31	35,608
6,262	PL# 564706, 7.00%, 07/15/31	6,586
52,057	PL# 565808, 6.00%, 11/15/31	53,035
123,850	PL# 567622, 6.00%, 04/15/32	126,139
64,654	PL# 569567, 7.00%, 01/15/32	67,972
51,255	PL# 570517, 6.00%, 01/15/32	52,202
38,583	PL# 572821, 6.00%, 12/15/31	39,308
63,388	PL# 574873, 6.00%, 12/15/31	64,579
75,910	PL# 575906, 6.00%, 01/15/32	77,313
34,103	PL# 576323, 6.00%, 12/15/31	34,744
1,235	PL# 579377, 7.00%, 04/15/32	1,298
179,005	PL# 581015, 7.00%, 02/15/32	188,190
73,034	PL# 581070, 6.00%, 02/15/32	74,383
31,085	PL# 582956, 7.00%, 02/15/32	32,680
178,651	PL# 587122, 7.00%, 06/15/32	187,817
4,789	PL# 587494, 7.00%, 06/15/32	5,035
439	PL# 589696, 7.00%, 05/15/32	462
12,886	PL# 780802, 6.50%, 05/15/28	13,261
21,680	PL# 781113, 7.00%, 11/15/29	22,842
139,865	PL# 781148, 6.00%, 07/15/29	142,898
67,204	PL# 781276, 6.50%, 04/15/31	69,124
19,225	PL# 781287, 7.00%, 05/15/31	20,242
30,338	PL# 781324, 7.00%, 07/15/31	31,923
170,344	PL# 781328, 7.00%, 09/15/31	179,369
134,048	PL# 781330, 6.00%, 09/15/31	136,920
33,874	PL# 781496, 6.50%, 09/15/32	34,827
44,963	PL# 781548, 7.00%, 11/15/32	47,304
26,594	PL# 781584, 7.00%, 05/15/32	27,985
2,227,231	PL# 781804, 6.00%, 09/15/34	2,264,353
1,934,718	PL# 781847, 6.00%, 12/15/34	1,966,537
1,877,558	PL# 781902, 6.00%, 02/15/35	1,908,165
6,300,000	TBA, 5.50%, 10/01/38	6,305,909
94,100,000	TBA, 5.50%, 10/01/38	93,497,173
12,500,000	TBA, 6.00%, 10/01/38	12,630,860

		121,574,274

	Resolution Funding Strips — 0.1%
1,200,000	Zero coupon, 07/15/18	781,768
1,200,000	Zero coupon, 10/15/18	768,871

		1,550,639

	Total US Government Agency Securities (Cost $1,133,470,329)	1,136,961,187

	Corporate Bonds and Notes — 46.2%
	Banks and Financial Services — 9.2%
3,000,000	Bank of America Corp., 7.80%, 09/15/16	2,862,870
4,550,000	Bank of America Corp., 6.00%, 09/01/17	3,924,853
2,675,000	Bank of America Corp., 5.75%, 12/01/17	2,268,368
2,575,000	Bank of America Corp., 5.65%, 05/01/18	2,168,902
3,025,000	Bank of America NA, 5.30%, 03/15/17	2,512,864

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$7,565,000	Bear Stearns Companies, Inc. (The), Series MTN, 6.95%, 08/10/12	$7,641,588
1,000,000	Bear Stearns Companies, Inc. (The), Series MTNB, 4.55%, 06/23/10	977,535
14,330,000	Citigroup, Inc., 3.63%, 02/09/09 (4) (5)	14,028,941
3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,673,015
6,700,000	Citigroup, Inc., 5.30%, 10/17/12	5,964,501
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,201,173
5,820,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	4,456,025
5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,311,311
10,840,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	9,118,033
2,925,000	HSBC Finance Corp., 6.50%, 11/15/08	2,914,605
390,000	Icahn Enterprises Finance Corp., 8.13%, 06/01/12	331,500
4,045,000	Icahn Enterprises Finance Corp., 7.13%, 02/15/13	3,094,425
2,100,000	JPMorgan Chase & Company, 5.75%, 10/15/08	2,098,767
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,100,213
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	7,077,432
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	1,782,762
630,000,000	Kreditanstalt fur Wiederaufbau (Germany), Series EMTN, Floating Rate, 0.69%, 08/08/11 (2) (17)	5,924,067
2,250,000	Lehman Brothers Holdings, Inc., 6.50%, 07/19/17 (9)	2,813
4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12 (9)	550,000
5,730,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13 (9)	716,250
2,005,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17 (9)	2,506
3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27 (9)	475,000
425,000	Morgan Stanley, 6.75%, 04/15/11	314,549
17,410,000	Morgan Stanley, Floating Rate, 3.04%, 01/09/12 (2)	11,514,382
3,710,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	2,300,352
1,950,000	Morgan Stanley, Series MTNF, 5.55%, 04/27/17	1,208,864
18,175,000	Private Expert Funding Corp., Series Y, 3.55%, 04/15/13	17,657,175
3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	2,355,500
3,972,000	SLM Corp., Series MTNA, 4.00%, 01/15/09	3,257,040
2,370,000	SLM Corp., Series MTNA, 4.00%, 01/15/10	1,860,450
2,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	1,999,400
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,513,410
10,780,000	UBS AG Stamford Branch, Series DPNT (Switzerland), 5.88%, 12/20/17	9,571,810
5,900,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	5,131,525
11,100,000	Wachovia Bank NA, Series BKNT, 6.60%, 01/15/38	6,576,162
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,073,059

		174,513,997

	Broadcast Services/Media — 1.6%
5,374,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	5,636,198
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,825,733
965,000	Comcast Corp., 7.05%, 03/15/33	865,481
7,250,000	Comcast Corp., 6.95%, 08/15/37	6,183,910
465,000	Cox Communications, Inc., 7.75%, 11/01/10	482,214
475,000	CSC Holdings, Inc., Series B, 8.13%, 07/15/09	470,250
555,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	549,450
1,070,000	News America Holdings, 7.63%, 11/30/28	1,022,447
260,000	News America, Inc., 7.28%, 06/30/28	245,140
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,501,488
9,150,000	Time Warner Cable, Inc., 6.20%, 07/01/13	8,876,855

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$725,000	Time Warner Entertainment, 8.38%, 07/15/33	$689,226
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	1,721,685

		30,070,077

	Computer Equipment, Software and Services — 0.2%
1,945,000	International Business Machines Corp., 5.70%, 09/14/17	1,884,079
2,980,000	Oracle Corp., 5.75%, 04/15/18	2,766,945

		4,651,024

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	2,156,049

	Electronics — 0.0%
470,000	L-3 Communications Corp., 5.88%, 01/15/15	425,350
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	142,600

		567,950

	Entertainment, Leisure and Recreation — 0.1%
4,700,000	Harrah’s Operating Company, Inc. — 144A, 10.75%, 02/01/18 (8) (12)	2,021,000

	Environmental Waste Management and Recycling Services — 0.0%
560,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	341,600

	Food and Beverage — 0.5%
4,792,000	Kraft Foods, Inc., 6.50%, 08/11/17	4,610,877
5,675,000	Kraft Foods, Inc., 6.13%, 02/01/18	5,316,209

		9,927,086

	Insurance — 0.7%
1,775,000	ASIF Global Financial XXIII — 144A, 3.90%, 10/22/08	1,745,317
5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 2.99%, 09/15/09 (2)	5,253,807
6,550,000	MetLife Global Funding I — 144A, 5.13%, 04/10/13	6,363,167

		13,362,291

	Machinery — 0.1%
2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,626,604

	Medical Equipment, Supplies, and Services — 0.2%
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	2,995,643

	Metals and Mining — 0.4%
730,000	AK Steel Corp., 7.75%, 06/15/12	700,800
1,695,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	1,665,338
3,080,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	3,033,799
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	2,113,111

		7,513,048

	Oil, Coal and Gas — 0.8%
2,965,000	Arch Western Finance, 6.75%, 07/01/13	2,787,100
2,000,000	Canadian National Resources (Canada), 6.25%, 03/15/38	1,542,460
120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	105,300
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,333,330
365,000	El Paso Natural Gas, 8.63%, 01/15/22	364,548
15,000	El Paso Natural Gas, 8.38%, 06/15/32	14,369
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,578,345
3,680,000	Gaz Capital (Gazprom) — 144A (Russia), 7.29%, 08/16/37	2,612,800
1,795,000	Petrobras International Finance Company (Cayman Islands), 5.88%, 03/01/18	1,631,443
665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	569,873
1,700,000	XTO Energy, Inc., 6.75%, 08/01/37	1,508,439

		15,048,007

	Paper and Forest Products — 0.1%
400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	316,000
845,000	Georgia-Pacific Corp. — 144A, 7.13%, 01/15/17	754,163

		1,070,163

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Pharmaceuticals/Research and Development — 0.1%
$530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	$492,900
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	550,721
1,580,000	Wyeth, 6.00%, 02/15/36	1,471,811

		2,515,432

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.3%
5,240,235	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	5,217,606
18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	18,921,955

		24,139,561

	Private Asset Backed: Banks and Financial Services — 4.0%
3,105,631	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	2,896,973
4,467,282	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, Floating Rate, 5.47%, 11/25/34 (3)	3,920,239
3,330,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	3,275,030
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 08/10/42	10,583,539
1,993,830	JPMorgan Chase Commercial Mortgage Securities Corp. — 144A, Series 2004-CB8, Class A1A, 4.16%, 01/12/39	1,820,092
1,007,040	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	1,004,576
7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, Floating Rate, 5.88%, 07/11/17 (3)	6,178,842
1,475,868	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 2.80%, 01/25/18 (2)	1,472,349
18,210,000	SLM Student Loan Trust, Series 2008-5, Class A2, Floating Rate, 3.90%, 10/25/16 (2)	18,210,000
4,600,000	SLM Student Loan Trust, Series 2008-5, Class A3 (Luxembourg), Floating Rate, 4.10%, 01/25/18 (2)	4,579,875
12,410,000	SLM Student Loan Trust, Series 2008-5, Class A4 (Luxembourg), Floating Rate, 4.50%, 07/25/23 (2)	12,377,039
9,874,571	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	9,735,470

		76,054,024

	Private Asset Backed: Credit Cards — 1.0%
19,800,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	19,313,690

	Private Asset Backed: Mortgage and Home Equity — 23.0%
4,022,657	American Home Mortgage Assets, Series 2006-2, Class 1A1, Floating Rate, 3.82%, 09/25/46 (3)	2,453,821
4,612,640	American Home Mortgage Assets, Series 2006-6, Class A1A, Floating Rate, 3.40%, 12/25/46 (3)	2,800,097
10,797,539	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	10,855,552
7,731,565	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	7,763,099
16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	16,071,461
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	11,150,774
13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.69%, 04/10/49 (3)	11,352,115
4,667,689	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate, 5.34%, 03/25/35 (3)	3,646,974
237,819	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	237,305

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	$2,263,086
5,435,321	Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 1A1, Floating Rate, 3.41%, 09/25/46 (3)	3,267,438
3,102,551	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,152,699
2,430,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	2,127,004
12,553,579	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.34%, 08/25/35 (3)	10,773,501
4,265,356	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 3.32%, 03/25/37 (3)	3,993,162
4,212,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,515,445
3,487,500	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4, Floating Rate, 5.82%, 07/10/17 (3)	3,000,692
6,168,266	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	4,608,854
2,138,103	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 1A1, Floating Rate, 3.82%, 08/25/46 (3)	1,320,537
5,642,104	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 3.38%, 03/20/47 (3)	3,454,965
6,161,323	Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1A31, 5.50%, 04/25/37	4,368,277
2,488,784	Countrywide Home Loans, Series 2006-OA5, Class 2A1, Floating Rate, 3.41%, 04/25/46 (3)	1,501,542
8,560,610	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	6,722,758
1,526,777	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	1,525,725
10,280,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	9,817,171
14,005,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,550,820
1,109,524	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 3.30%, 04/25/36 (3)	1,092,917
3,326,195	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	2,389,665
4,905,253	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 3.41%, 02/25/47 (3)	2,918,353
4,252,338	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,317,605
12,457,049	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	12,550,087
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	10,307,991
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	11,522,519
4,952,096	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	4,951,534
4,988,344	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	5,010,872
12,905,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	10,906,159
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	2,848,576

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	$3,954,210
2,666,636	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1, Floating Rate, 4.34%, 08/25/34 (3)	2,407,882
3,033,935	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, Floating Rate, 4.91%, 01/25/35 (3)	2,369,731
8,589,890	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	7,882,424
6,272,382	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, Floating Rate, 3.40%, 08/25/46 (3)	3,811,130
652,321	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, Floating Rate, 3.36%, 09/19/35 (3)	420,859
9,047,230	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 3.20%, 12/19/36 (3)	5,278,573
8,898,414	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, Floating Rate, 3.24%, 11/19/36 (3)	5,328,788
4,344,894	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, Floating Rate, 5.93%, 09/25/36 (3)	3,289,550
10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	10,332,956
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,657,857
8,851,593	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	8,848,096
9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	8,317,285
1,665,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,446,193
14,856,146	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.88%, 08/25/34 (3)	13,552,921
1,630,944	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 07/25/36	1,530,539
1,379,417	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 03/25/22	1,279,841
4,227,700	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 03/25/37	3,530,850
4,732,933	JPMorgan Mortgage Trust, Series 2007-S2, Class 1A15, 6.75%, 06/25/37	3,642,894
13,192,425	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,440,749
5,968,292	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	6,068,087
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	7,140,646
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	8,615,998
11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	10,344,203
9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	8,100,923
11,842,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2, 5.59%, 09/15/45	10,955,130
9,155,449	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, Floating Rate, 5.82%, 05/25/36 (3)	6,300,649
10,675,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.28%, 01/11/18	9,448,791
4,814,691	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 3.27%, 11/25/46 (3)	4,654,747
8,236,400	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	7,441,952

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$356,701	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, Floating Rate, 7.04%, 05/18/32 (3)	$355,652
8,716,331	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	8,734,007
4,887,585	Structured Adjustable Rate Mortgage Loan, Series 2007-3, Class 3A1, Floating Rate, 5.71%, 04/25/37 (3)	3,566,925
16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 5.90%, 07/15/17 (3)	13,963,985
2,850,195	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, Floating Rate, 3.63%, 05/25/47 (3)	1,710,117
6,635,933	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1, Floating Rate, 5.71%, 02/25/37 (3)	4,884,989
400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.77%, 04/25/36	323,227

		433,044,508

	Private Asset Backed: Other — 0.2%
3,831,783	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	2,837,863

	Private Asset Backed: Utilities — 0.4%
8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,201,589

	Real Estate Investment Trusts — 0.1%
910,000	AvalonBay Communities, Series MTN, 6.63%, 09/15/11	911,662
725,000	Rouse Company (The), 3.63%, 03/15/09	645,250

		1,556,912

	Telecommunications Equipment and Services — 1.4%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	553,176
10,025,000	AT&T, Inc., 6.50%, 09/01/37	8,528,068
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	729,000
800,000	Citizens Communications Company, 6.25%, 01/15/13	749,000
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,122,450
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	873,776
2,755,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,383,075
755,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	653,075
675,000	Qwest Corp., Floating Rate, 6.07%, 06/15/13 (2)	573,750
890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	904,676
1,950,000	Sprint Nextel Corp., 6.00%, 12/01/16	1,501,500
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,435,890
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	70,418
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	867,816
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	145,458
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,387,690
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	440,025
890,000	Wind Acquisition Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	872,200
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,306,250
1,220,000	Windstream Corp., 8.63%, 08/01/16	1,125,450

		27,222,743

	Transportation — 0.1%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	495,600
2,495,000	United Parcel Service, Inc., 6.20%, 01/15/38	2,320,487

		2,816,087

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Utilities — 0.6%
$324,671	AES Ironwood LLC, 8.86%, 11/30/25	$324,671
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	229,125
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,771,868
264,556	Elwood Energy LLC, 8.16%, 07/05/26	242,416
1,000,000	Florida Power & Light Company, 5.63%, 04/01/34	891,960
1,700,000	Florida Power Corp., 6.40%, 06/15/38	1,609,781
82,131	Homer City Funding LLC, 8.73%, 10/01/26	83,363
560,000	NRG Energy, Inc., 7.38%, 02/01/16	504,000
4,355,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	3,930,388

		10,587,572

	Total Corporate Bonds and Notes (Cost $979,773,610)	874,154,520

	Preferred Corporate Bonds and Notes — 3.5%
	Banks and Financial Services — 2.6%
85,000	BAC Capital Trust XI, 6.63%, 05/23/36	65,724
7,735,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1)	6,125,091
4,775,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual (1)	3,857,914
2,245,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual (1)	1,828,137
7,125,000	Citigroup Capital XXI, Variable Rate, 8.30%, 12/21/57 (1)	5,308,560
8,220,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)	6,223,091
5,375,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	4,349,300
3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	1,418,971
8,750,000	JPMorgan Chase & Company, Series 1, Variable Rate, 7.90%, perpetual (1)	7,366,450
5,795,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	4,442,180
1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1) (9)	102
6,450,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	4,806,869
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual (1)	947,219
4,345,000	Wachovia Corp., Series K, Variable Rate, 7.98%, perpetual (1)	1,815,949
2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37 (1)	1,939,650

		50,495,207

	Insurance — 0.9%
7,320,000	American International Group — 144A, Variable Rate, 8.18%, 05/15/58 (1)	1,172,620
3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/67 (1)	2,897,781
2,350,000	Lincoln National Corp., Variable Rate, 7.00%, 05/17/66 (1)	1,792,077
4,455,000	MetLife, Inc., 6.40%, 12/15/36	2,777,407
3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37 (1)	2,929,077
2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65 (1)	1,400,041
4,125,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37 (1)	3,172,678

		16,141,681

	Total Preferred Corporate Bonds and Notes (Cost $96,908,559)	66,636,888

Shares

	Preferred Stocks — 0.1%
	Banks and Financial Services
82,500	Citigroup, Inc., Series AA, Variable Rate, 8.13% (1) (Cost $2,062,500)	1,361,250

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Foreign Government Obligations — 2.3%
$9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	$10,499,571
4,575,000	Bundesrepublik Deutschland, Series 05 (Germany), 4.00%, 01/04/37 (16)	5,828,305
2,975,000	Bundesrepublik Deutschland, Series 07 (Germany), 4.25%, 07/04/39 (16)	3,948,640
52,300,000	Mexican Bonos De Desarrollo, Series M10 (Mexico), 7.25%, 12/15/16 (19)	4,454,096
175,210,000	Mexican Bonos De Desarrollo, Series M20 (Mexico), 10.00%, 12/05/24 (19)	18,183,934

	Total Foreign Government Obligations (Cost $44,367,067)	42,914,546

Contracts

	Purchased Call Options — 0.4%
69,900,000	Expiring 08/09/10. If exercised the Series receives 5.78%, and pays floating 3 month LIBOR, expiring 08/11/20, European Style (Cost $2,677,170)	7,087,350

	Purchased Put Options — 0.1%
69,900,000	Expiring 08/09/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.78%, expiring 08/11/20, European Style (Cost $2,677,170)	1,193,843

Principal

	Short Term US Government Agency Securities — 0.3%
	Federal Home Loan Bank
$2,300,000	0.10%, 10/01/08	2,300,000
3,200,000	2.36%, 10/17/08	3,196,644

	Total Short Term US Government Agency Securities (Cost $5,496,644)	5,496,644

	Securities Lending Collateral — 0.1%
2,208,530	Securities Lending Collateral Investment (Note 3) (Cost $2,208,530)	2,208,530

	Total Securities (Cost $2,311,912,322)	2,179,414,293

	Repurchase Agreements — 1.1%
20,011,762	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $20,012,345 (Collateralized by US Treasury Bill, 0.19%, due 01/15/09, with a value of $20,413,838) (Cost $20,011,762) (15)	20,011,762

	Total Investments before Call and Put Options Written and Securities Sold Short — 116.4% (Cost $2,331,924,084)	2,199,426,055

Contracts

	Call Options Written — (0.1)%
(35,600,000)	Expiring 05/04/10. If exercised the Series receives floating 3 month LIBOR, and pays 4.88%, expiring 05/06/20, European Style (Premium $1,591,320)	(2,006,021)

	Put Options Written — (0.1)%
(35,600,000)	Expiring 05/04/10. If exercised the Series receives 4.88%, and pays floating 3 month LIBOR, expiring 05/06/20, European Style	(1,293,505)
(135,000,000)	Expiring 10/16/08. If exercised the Series receives 3.30%, and pays floating 3 month LIBOR, expiring 10/20/10, European Style	(718,389)

	Total Put Options Written (Premium $2,306,820)	(2,011,894)

Principal

	Securities Sold Short — (13.7)%
$(25,800,000)	Fannie Mae, TBA, 5.50%, 10/01/23	(26,001,550)
(900,000)	Fannie Mae, TBA, 6.00%, 10/01/23	(916,594)
(41,100,000)	Fannie Mae, TBA, 5.00%, 10/01/38	(40,046,812)
(58,200,000)	Fannie Mae, TBA, 5.50%, 10/01/38	(58,036,342)
(41,900,000)	Fannie Mae, TBA, 6.00%, 10/01/38	(42,436,823)
(25,900,000)	Fannie Mae, TBA, 6.50%, 10/01/38	(26,555,581)
(1,900,000)	Freddie Mac Gold, TBA, 6.00%, 10/01/23	(1,932,657)
(27,900,000)	Freddie Mac Gold, TBA, 5.00%, 10/01/38	(27,176,330)
(34,800,000)	Freddie Mac Gold, TBA, 6.00%, 10/01/38	(35,224,142)

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Securities Sold Short (continued)

$(700,000)	Freddie Mac Gold, TBA, 6.50%, 10/01/38	$(717,718)

	Total Securities Sold Short (Proceeds $260,870,726)	(259,044,549)

	Total Investments net of Call and Put Options Written and Securities Sold Short — 102.5% (Cost $2,067,155,218)	1,936,363,591
	Liabilities less other assets — (2.5)%	(46,352,216)

	Net Assets — 100.0%	$1,890,011,375

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $2,331,924,084.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$17,699,984
Gross unrealized depreciation	(150,198,013)

Net unrealized depreciation	$(132,498,029)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 3.3%
	US Treasury Bonds — 1.3%
$50,000	8.75%, 05/15/17	$67,813
740,000	8.88%, 08/15/17	1,013,048
550,000	6.38%, 08/15/27	685,609
2,320,000	5.38%, 02/15/31	2,636,281
80,000	4.75%, 02/15/37	85,575

		4,488,326

	US Treasury Inflation Index — 1.1%
45,227	1.88%, 07/15/15	44,524
132,967	2.00%, 01/15/16	131,357
468,270	2.50%, 07/15/16	479,282
21,223	2.63%, 07/15/17	21,856
210,011	2.38%, 01/15/25	203,481
88,645	2.00%, 01/15/26	80,937
1,832,124	2.38%, 01/15/27	1,771,864
1,469,827	1.75%, 01/15/28	1,282,309

		4,015,610

	US Treasury Notes — 0.5%
180,000	4.50%, 09/30/11	191,377
1,700,000	3.50%, 05/31/13	1,741,702

		1,933,079

	US Treasury Strips — 0.4%
2,995,000	Zero coupon, 11/15/24	1,440,035

	Total US Treasury Securities (Cost $11,687,987)	11,877,050

	US Government Agency Securities — 52.5%
	Fannie Mae — 34.6%
790,000	3.00%, 07/12/10 (4)	788,200
940,000	5.25%, 08/01/12 (5)	950,866
1,184,485	PL# 256219, 5.50%, 04/01/36 (4)	1,168,830
2,338,828	PL# 256552, 5.50%, 01/01/37 (4) (5)	2,334,476
2,797,201	PL# 735580, 5.00%, 06/01/35 (4)	2,731,748
277,079	PL# 735809, Variable Rate, 4.83%, 08/01/35 (1) (4)	277,044
4,317,982	PL# 745275, 5.00%, 02/01/36 (4)	4,214,244
2,069,487	PL# 745959, 5.50%, 11/01/36 (4)	2,065,636
27,501	PL# 759626, 6.00%, 02/01/34 (4)	27,950
41,392	PL# 795774, 6.00%, 10/01/34 (4)	42,057
184,299	PL# 796050, 6.00%, 08/01/34 (4)	187,259
1,218,370	PL# 796278, 6.00%, 12/01/34 (4)	1,237,937
40,639	PL# 801516, Variable Rate, 4.70%, 08/01/34 (1) (4)	40,474
439,513	PL# 809169, 6.00%, 01/01/35 (4)	446,572
88,010	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1) (4)	87,607
17,340	PL# 820426, 6.00%, 03/01/35 (4)	17,588
470,361	PL# 852523, 5.50%, 02/01/36 (4)	469,485
1,047,554	PL# 888022, 5.00%, 02/01/36 (4)	1,022,386
907,128	PL# 888893, 5.50%, 08/01/37 (4)	905,865
97,416	PL# 889745, 5.50%, 06/01/36 (4)	97,432
387,894	PL# 893681, 6.00%, 10/01/36 (4)	393,335
687,923	PL# 893923, 6.00%, 10/01/36 (4)	697,574
958,485	PL# 894005, 6.00%, 10/01/36 (4)	971,932
1,335,977	PL# 904000, 6.00%, 01/01/37	1,354,720
2,983,424	PL# 916397, 6.50%, 05/01/37	3,062,404
1,374,228	PL# 918653, 6.00%, 06/01/37	1,393,430
135,999	PL# 929774, 5.50%, 07/01/38	135,725
396,001	PL# 934327, 6.00%, 07/01/38	401,495
93,251	PL# 950385, Variable Rate, 5.86%, 08/01/37 (1)	93,356
9,557,325	PL# 950694, 6.00%, 10/01/37	9,690,871
799,998	PL# 975639, 5.00%, 07/01/38	780,029
2,965,037	PL# 981034, 5.00%, 04/01/38	2,891,024
663,955	PL# 983897, 5.50%, 06/01/38	662,615
300,000	PL# 985143, 5.00%, 09/01/38	292,511
5,088,633	PL# 985730, 5.50%, 06/01/38	5,078,369
1,000,004	PL# 987420, 5.00%, 07/01/38	975,042
7,100,000	TBA, 5.50%, 10/01/23	7,155,465
7,800,000	TBA, 6.00%, 10/01/23	7,943,816
58,030,000	TBA, 5.00%, 10/01/38	56,542,982
2,400,000	TBA, 5.50%, 10/01/38	2,393,251
1,000,000	TBA, 6.00%, 10/01/38	1,012,812

		123,036,414

	Federal Agricultural Mortgage Corp. — 0.3%
900,000	144A, 5.13%, 04/19/17 (5)	919,503

	Federal Home Loan Bank — 0.1%
490,000	5.50%, 07/15/36 (5)	515,154

	Freddie Mac — 2.4%
230,000	5.60%, 10/17/13	230,299
96,952	PL# 1B2694, Variable Rate, 4.35%, 12/01/34 (1) (5)	97,321
792,381	PL# 1G2201, Variable Rate, 6.10%, 09/01/37 (1) (5)	811,100
3,538,041	PL# 1G2403, Variable Rate, 5.57%, 01/01/38 (1) (5)	3,584,384
329,307	PL# 1N1447, Variable Rate, 5.78%, 02/01/37 (1) (5)	334,739
1,980,188	PL# 1N1454, Variable Rate, 5.90%, 04/01/37 (1) (5)	2,021,333
643,405	PL# 1N1463, Variable Rate, 5.90%, 05/01/37 (1) (5)	655,476
888,342	PL# 1N1582, IO, Variable Rate, 5.94%, 05/01/37 (1) (5)	906,524

		8,641,176

	Freddie Mac Gold — 9.8%
817,405	PL# A39644, 5.50%, 11/01/35 (5)	814,223
787,157	PL# A39756, 5.00%, 11/01/35 (5)	768,000
9,693,526	PL# G02427, 5.50%, 12/01/36 (5)	9,651,254
938,951	PL# G03092, 5.50%, 07/01/37 (5)	934,709

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$4,453,234	PL# G03695, 5.50%, 11/01/37 (5)	$4,433,814
8,168,442	PL# G03696, 5.50%, 01/01/38 (5)	8,131,545
5,800,000	PL# G04222, 5.50%, 04/01/38 (5)	5,773,801
1,500,000	TBA, 5.00%, 10/01/23	1,486,875
400,000	TBA, 5.00%, 10/01/38	389,625
2,400,000	TBA, 6.00%, 10/01/38	2,429,251

		34,813,097

	Government National Mortgage Association — 5.2%
543,058	PL# 605617, 5.00%, 07/15/34	533,707
1,283,346	PL# 612902, 5.00%, 07/15/33	1,261,850
540,386	PL# 636084, 5.00%, 01/15/35	530,912
1,593,218	PL# 644631, 5.00%, 09/15/35	1,565,287
2,400,000	TBA, 5.00%, 10/01/38	2,353,500
3,400,000	TBA, 5.50%, 10/01/38	3,382,469
4,350,000	TBA, 6.00%, 10/01/38	4,413,892
4,300,000	TBA, 6.00%, 10/01/38	4,349,047

		18,390,664

	Tennessee Valley Authority — 0.1%
440,000	5.98%, 04/01/36	493,530

	Total US Government Agency Securities (Cost $186,037,850)	186,809,538

	Corporate Bonds and Notes — 50.2%
	Advertising — 0.0%
90,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	74,475

	Aerospace and Defense — 0.0%
45,000	DRS Technologies, Inc., 6.63%, 02/01/16	45,450

	Airlines — 0.2%
300,000	Continental Airlines, Inc., Series A, 5.98%, 04/19/22 (5)	231,000
73,889	Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.62%, 03/18/11 (5)	70,194
373,974	Delta Air Lines, Inc., Series 2007-1, Class A, 6.82%, 08/10/22 (5)	304,790

		605,984

	Apparel: Manufacturing and Retail — 0.0%
200,000	Neiman Marcus Group, Inc., 7.13%, 06/01/28	145,000

	Automobile: Rental — 0.0%
75,000	Hertz Corp., 8.88%, 01/01/14	64,688
135,000	Hertz Corp., 10.50%, 01/01/16	112,725

		177,413

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	597,950
1,100,000	Ford Motor Company, 7.45%, 07/16/31	473,000
840,000	General Motors Corp., 8.25%, 07/15/23 (8)	329,700
150,000	General Motors Corp., 8.38%, 07/15/33	60,000
55,000	Visteon Corp., 8.25%, 08/01/10	45,650
141,000	Visteon Corp. — 144A, 12.25%, 12/31/16	84,600

		1,590,900

	Banks and Financial Services — 10.3%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1) (5)	26,861
420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	326,256
420,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1) (5)	359,010
220,000	American Express Credit Company, Series MTNC, 5.88%, 05/02/13 (5)	202,763
220,000	American General Finance Corp. Series MTNJ, 6.90%, 12/15/17 (5)	102,012
30,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1) (5)	15,524
460,000	Bear Stearns Companies, Inc. (The), 5.55%, 01/22/17 (5)	395,020
800,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18 (5)	769,900
860,000	Caterpillar Financial Service Corp., Series MTNF, 6.20%, 09/30/13 (5)	859,976
1,160,000	Citigroup, Inc., 6.50%, 08/19/13 (5)	1,030,971
1,260,000	Citigroup, Inc., 5.00%, 09/15/14 (5)	966,057
1,030,000	Citigroup, Inc., 6.88%, 03/05/38 (5)	842,505
80,000	Countrywide Financial Corp., Series MTN, Floating Rate, 2.93%, 01/05/09 (2)	78,925

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10 (5)	$2,205,032
3,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	3,460,832
720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	578,856
1,110,000	Ford Motor Credit Company LLC, 12.00%, 05/15/15	847,053
800,000	General Motors Acceptance Corp., 5.85%, 01/14/09 (8)	683,737
290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	229,402
800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	423,512
2,040,000	GMAC LLC, 5.63%, 05/15/09	1,457,624
1,870,000	GMAC LLC, 6.63%, 05/15/12	791,698
590,000	GMAC LLC, 8.00%, 11/01/31	222,593
380,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10	352,746
140,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	118,677
100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	87,241
960,000	HSBC Finance Corp., 4.63%, 09/15/10	918,490
100,000	HSBK Europe BV — 144A (the Netherlands), 9.25%, 10/16/13	76,000
270,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	186,362
920,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22 (1)	698,528
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	819,918
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	989,493
490,000	JPMorgan Chase & Company, 6.13%, 06/27/17	445,862
200,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16	121,777
2,400,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15	2,246,399
320,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11	271,226
410,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.59%, 08/19/65 (2) (9)	41
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12 (9)	60,000
970,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17 (9)	1,213
1,420,000	Merrill Lynch & Company, Inc., Series MTN, 6.88%, 04/25/18	1,256,344
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	264,883
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	425,304
200,000	Morgan Stanley, Series MTNF, Floating Rate, 3.24%, 10/18/16 (2)	130,375
10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	9,257
20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	17,239
207,000	Residential Capital LLC — 144A, 8.50%, 05/15/10	113,850
1,640,000	Residential Capital LLC — 144A, 9.63%, 05/15/15	393,600
490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	363,772
200,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual (1)	149,004
780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	556,842
220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	211,090
610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	255,778
120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	73,200
675,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	418,500
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	623,100
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	24,000
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	52,500
400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	394,374

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/15/36 (1)	$92,444
270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	189,000
100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	65,000
108,000	TNK-BP Finance SA — REG S (Luxembourg), 7.50%, 07/18/16	77,760
510,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	357,000
520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	291,200
1,860,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	1,041,600
1,300,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	1,130,675
460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	193,200
1,150,000	Wachovia Corp., 5.25%, 08/01/14	705,163
940,000	Wachovia Corp., Series MTNG, 5.50%, 05/01/13	777,684
340,000	Wells Fargo Capital X, 5.95%, 12/15/36	280,275
1,300,000	Wells Fargo Capital XV, Variable Rate, 9.75%, perpetual (1)	1,260,999

		36,465,104

	Broadcast Services/Media — 1.3%
130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	85,800
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	12,900
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	27,900
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	14,875
320,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	337,003
730,000	Comcast Corp., 6.50%, 01/15/15 (5)	701,413
50,000	Comcast Corp., 6.50%, 01/15/17 (5)	46,993
210,000	Comcast Corp., 5.88%, 02/15/18 (5)	187,243
80,000	Cox Communications, Inc., 3.88%, 10/01/08	80,000
235,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	225,600
115,000	Echostar DBS Corp., 7.00%, 10/01/13	99,188
145,000	Echostar DBS Corp., 7.75%, 05/31/15	122,888
1,030,000	Liberty Media Corp., 7.88%, 07/15/09	1,033,197
20,000	News America, Inc., 6.20%, 12/15/34	15,946
40,000	News America, Inc., 6.65%, 11/15/37	33,549
60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	58,849
450,000	Time Warner Cable, Inc., 5.85%, 05/01/17	396,467
180,000	Time Warner Entertainment, 8.38%, 07/15/33	171,118
720,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	713,877
290,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	253,385

		4,618,191

	Chemicals — 0.4%
1,020,000	Dow Chemical Company, 5.70%, 05/15/18 (5)	939,610
60,000	Georgia Gulf Corp., 9.50%, 10/15/14	36,900
400,000	PPG Industries, Inc., 6.65%, 03/15/18	395,027
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	37,400

		1,408,937

	Computer Equipment, Software and Services — 0.2%
530,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	538,543
20,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	18,000
240,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	208,200

		764,743

	Consumer Goods and Services — 0.0%
190,000	Reynolds American, Inc., 6.75%, 06/15/17	177,538

	Containers and Packaging — 0.0%
110,000	Graham Packaging Company, LP, 8.50%, 10/15/12	101,750
45,000	Graham Packaging Company, LP, 9.88%, 10/15/14	39,150

		140,900

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Electronics — 0.0%
$15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	$10,050
95,000	NXP BV/NXP Funding LLC (the Netherlands), 9.50%, 10/15/15	48,925

		58,975

	Entertainment, Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	10,763
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	27,700
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	40,800
155,000	MGM MIRAGE, 7.63%, 01/15/17	111,600
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	27,600
140,000	Station Casinos, Inc., 7.75%, 08/15/16	75,950

		294,413

	Environmental Waste Management and Recycling Services — 0.2%
600,000	Waste Management, Inc., 6.38%, 11/15/12	600,912

	Equipment Rental and Leasing — 0.3%
3,330,000	International Lease Finance Corp. E-Capital Trust I — 144A, Variable Rate, 5.90%, 12/21/65 (1)	1,003,829
440,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	131,496

		1,135,325

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	44,750
55,000	Service Corp. International, 7.50%, 04/01/27	42,075

		86,825

	Insurance — 0.5%
130,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	65,253
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	16,421
825,000	Chubb Corp., 5.75%, 05/15/18 (5)	764,533
220,000	Humana, Inc., 7.20%, 06/15/18	208,377
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 5.51%, 07/07/10 (2)	573,720

		1,628,304

	Machinery — 0.0%
60,000	Terex Corp., 7.38%, 01/15/14	54,600

	Manufacturing — 0.2%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	120,977
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	431,151

		552,128

	Medical Equipment, Supplies, and Services — 0.5%
190,000	Community Health Systems, Inc., 8.88%, 07/15/15	180,500
230,000	DaVita, Inc., 6.63%, 03/15/13	218,500
56,000	HCA, Inc., 6.25%, 02/15/13	46,760
110,000	HCA, Inc., 6.75%, 07/15/13	92,400
50,000	HCA, Inc., 9.13%, 11/15/14	48,625
3,000	HCA, Inc., 6.50%, 02/15/16	2,378
100,000	HCA, Inc., 9.25%, 11/15/16	97,250
707,000	HCA, Inc., 9.63%, 11/15/16 (12)	671,649
555,000	Tenet Healthcare Corp., 9.88%, 07/01/14	541,125
50,000	WellPoint, Inc., 5.88%, 06/15/17	46,283

		1,945,470

	Metals and Mining — 1.2%
730,000	Alcoa, Inc., 6.00%, 07/15/13 (5)	716,284
880,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	668,800
320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	315,200
870,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	822,680
155,000	Steel Dynamics, Inc., 7.38%, 11/01/12	141,825

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Metals and Mining (continued)

$105,000	Steel Dynamics, Inc., 6.75%, 04/01/15	$90,300
1,304,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,160,699
520,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	463,736

		4,379,524

	Office Equipment, Supplies, and Services — 0.0%
30,000	Xerox Corp., 6.75%, 02/01/17	28,311

	Oil, Coal and Gas — 4.4%
740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	678,570
80,000	Anadarko Petroleum Corp., 5.95%, 09/15/16 (5)	73,529
1,250,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	980,059
240,000	Apache Corp., 5.25%, 04/15/13 (5)	233,126
950,000	Apache Corp., 5.63%, 01/15/17 (5)	892,664
60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	53,550
140,000	Chesapeake Energy Corp., 6.25%, 01/15/18	119,700
195,000	Complete Production Services, Inc., 8.00%, 12/15/16	185,250
210,000	Conoco, Inc., 6.95%, 04/15/29 (5)	211,136
305,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	244,000
1,420,000	El Paso Corp., 7.00%, 06/15/17	1,268,574
19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	16,008
92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	77,000
110,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	105,375
770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	554,400
80,000	Hess Corp., 7.88%, 10/01/29 (5)	78,197
440,000	Hess Corp., 7.30%, 08/15/31 (5)	402,703
760,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	547,200
1,010,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13	868,600
200,000	Kerr-McGee Corp., 6.95%, 07/01/24	189,059
295,000	Kerr-McGee Corp., 7.88%, 09/15/31	277,061
310,000	Key Energy Services, Inc. — 144A, 8.38%, 12/01/14	297,600
30,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	29,960
530,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	536,684
70,000	Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	67,998
260,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	235,684
1,030,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	882,732
160,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	141,600
120,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	107,400
45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	43,425
1,300,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,190,526
120,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	109,895
720,000	Petrobras International Finance Company (Cayman Islands), 6.13%, 10/06/16	678,600
125,000	Semgroup LP — 144A, 8.75%, 11/15/15 (8) (9)	12,500
5,000	Southern Natural Gas, 8.00%, 03/01/32	4,653
60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	53,100
65,000	Suburban Propane Partners, 6.88%, 12/15/13	57,525
20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	17,751
120,000	Transocean, Inc. (Cayman Islands), 5.25%, 03/15/13	116,590
370,000	Williams Companies, Inc., 7.88%, 09/01/21	370,000
380,000	Williams Companies, Inc., 7.75%, 06/15/31	355,137
130,000	Williams Companies, Inc., 8.75%, 03/15/32	133,297
840,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	764,383
550,000	XTO Energy, Inc., 7.50%, 04/15/12	576,000
340,000	XTO Energy, Inc., 5.65%, 04/01/16	317,695

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$10,000	XTO Energy, Inc., 6.25%, 08/01/17	$9,436
270,000	XTO Energy, Inc., 5.50%, 06/15/18	238,663
70,000	XTO Energy, Inc., 6.75%, 08/01/37	62,112

		15,466,707

	Paper and Forest Products — 0.2%
820,000	Weyerhaeuser Company, 6.75%, 03/15/12	810,436

	Pharmaceuticals/Research and Development — 0.2%
200,000	Abbott Laboratories, 5.60%, 11/30/17 (5)	193,861
280,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	269,500
470,000	Wyeth, 5.95%, 04/01/37	423,786

		887,147

	Printing and Publishing — 0.1%
440,000	Idearc, Inc., 8.00%, 11/15/16	119,900
40,000	RH Donnelley Corp., Series A-4, 8.88%, 10/15/17	13,600
40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	36,800
80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	63,200

		233,500

	Private Asset Backed: Banks and Financial Services — 1.7%
2,524,060	Conseco Finance Securitizations Corp., Series 2002-1, Class A, 6.68%, 12/01/33 (5)	2,420,317
2,599,433	Conseco Finance Securitizations Corp., Series 2002-2, Class A2, 6.03%, 03/01/33 (5)	2,404,008
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	126,045
630,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	546,435
750,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.69%, 04/15/49	637,084

		6,133,889

	Private Asset Backed: Credit Cards — 0.4%
1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 2.52%, 09/15/13 (3)	1,367,276

	Private Asset Backed: Mortgage and Home Equity — 21.3%
574,341	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 3.36%, 08/25/35 (3)	558,363
136,079	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 3.45%, 09/25/35 (3)	125,754
62,157	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 3.63%, 02/25/35 (3)	45,011
29,830	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 3.59%, 04/25/35 (3)	19,864
1,647,188	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 3.40%, 09/25/46 (3)	1,006,277
276,533	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 3.50%, 11/25/45 (3)	175,363
539,748	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, Floating Rate, 4.24%, 07/25/32 (3)	400,398
1,214,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43 (5)	1,074,722
280,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, Floating Rate, 5.66%, 06/10/49 (3) (5)	237,956
877,987	Banc of America Funding Corp., Series 2005-E, Class 4A1, Floating Rate, 4.40%, 03/20/35 (3)	785,317
510,617	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.45%, 02/25/35 (5)	449,619
218,251	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 5.43%, 11/25/34 (3)	161,536
1,025,896	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 3.47%, 08/25/36 (3)	372,995
1,079,386	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, Floating Rate, 3.37%, 12/25/36 (3)	663,351

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,619,140	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 3.42%, 12/25/36 (3)	$698,155
1,491,962	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 3.46%, 12/25/36 (3)	857,535
6,476,199	Bear Stearns Structured Products, Inc. — 144A, Series 2007-R11, Class A1A, Floating Rate, 3.81%, 09/27/37 (3)	6,460,399
1,150,000	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 05/25/33 (5)	965,270
2,542,648	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 3.52%, 08/25/35 (3)	1,600,787
305,700	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.92%, 08/25/35 (3) (5)	256,998
685,177	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 3.56%, 09/25/35 (3)	432,975
153,007	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 3.54%, 10/25/35 (3)	96,857
2,139,677	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 3.51%, 11/20/35 (3)	1,362,756
332,229	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 3.54%, 11/20/35 (3)	211,925
728,314	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 3.48%, 01/25/36 (3)	457,535
1,025,955	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 3.48%, 08/25/35 (3)	562,081
959,683	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 3.42%, 05/20/46 (3)	540,727
430,275	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 3.42%, 07/25/46 (3)	245,697
63,284	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	60,191
462,005	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 2.79%, 12/15/33 (3)	231,021
161,083	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 2.72%, 12/15/35 (3)	67,490
322,786	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 3.61%, 09/25/35 (3)	283,394
471,277	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 4.73%, 02/25/34 (3)	453,051
165,196	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 4.63%, 11/25/34 (3)	144,819
463,848	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 3.50%, 04/25/35 (3)	293,365
295,646	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 3.47%, 05/25/36 (3)	206,958
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 09/15/39 (5)	2,733,653
909,059	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, Floating Rate, 4.60%, 06/25/34 (3)	835,247
1,270,000	Deutsche Mortgage Securities, Inc. — 144A, Series 2005-WF1, Class 1A3, Floating Rate, 5.09%, 06/26/35 (3) (5)	1,084,284
742,078	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, Floating Rate, 3.58%, 02/25/37 (3)	428,270
310,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.33%, 11/10/45 (3)	284,339
210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	177,342

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, 11/10/45	$879,393
55,777	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 7.51%, 12/19/33 (3)	55,778
268,288	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.64%, 03/18/35 (3)	234,620
428,309	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 3.31%, 09/25/46 (3)	344,988
1,367,022	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 3.29%, 02/25/47 (3)	821,309
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	186,456
2,580,538	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 3.21%, 11/19/36 (3)	1,574,089
113,286	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 4.01%, 10/25/34 (3)	83,428
1,406,092	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.22%, 09/25/37 (3)	1,159,280
2,396,362	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 3.51%, 07/25/35 (3)	1,487,409
102,814	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	69,393
2,067,084	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.97%, 08/25/37 (3)	1,330,475
2,690,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, Floating Rate, 6.01%, 06/15/49 (3)	2,301,675
630,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 01/15/49	523,481
948,586	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.79%, 02/25/34 (3)	828,922
243,901	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34 (3)	228,100
567,722	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 4.78%, 11/25/33 (3)	548,417
900,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	801,128
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	92,783
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	179,989
205,194	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 3.51%, 11/25/35 (3)	128,466
1,234,448	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 3.28%, 11/25/35 (3)	784,071
165,610	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 3.51%, 12/25/35 (3)	74,455
397,996	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 3.28%, 08/25/46 (3)	326,485
1,041,931	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 3.30%, 02/25/37 (3)	948,570
1,222,215	Master Adjustable Rate Mortgages Trust — 144A, Series 2007-R5, Class A1, Floating Rate, 5.65%, 11/25/35 (3)	980,449
1,433,189	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 3.65%, 12/25/46 (3)	765,653
280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	233,931
370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	310,337
956,310	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.67%, 02/25/34 (3)	887,454
888,980	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	784,274

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$142,093	Merrill Lynch Mortgage Investors Trust, Series 2005-A3, Class A1, Floating Rate, 3.48%, 04/25/35 (3)	$90,474
1,937,244	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 3.66%, 02/25/47 (3)	1,478,015
500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	423,836
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	321,352
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39 (3)	297,760
131,802	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 3.53%, 10/25/28 (3)	128,313
546,882	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.36%, 10/25/34 (3)	506,916
1,232,431	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, Floating Rate, 5.91%, 03/25/36 (3)	789,984
438,372	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	389,192
207,999	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	187,021
1,082,871	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	916,260
911,163	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	767,548
2,183,726	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 2.81%, 11/25/46 (3)	1,507,252
1,215,291	RBSGC Mortgage Pass Through Certificates, Series 2007-B, Class 1A4, Floating Rate, 3.99%, 01/25/37 (3)	930,266
1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	1,075,997
1,057,535	Residential Accredited Loans, Inc., Series 2006-QO10, Class A1, Floating Rate, 3.37%, 01/25/37 (3)	628,224
1,255,880	Residential Accredited Loans, Inc., Series 2007-QO1, Class A1, Floating Rate, 3.36%, 02/25/47 (3)	777,980
2,393,651	Residential Accredited Loans, Inc., Series 2007-QO4, Class A1A, Floating Rate, 3.40%, 05/25/47 (3)	1,466,205
1,382,465	Residential Accredited Loans, Inc., Series 2007-QS1, Class 2A2, Floating Rate, 3.57%, 01/25/37 (3)	779,078
2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 3.43%, 04/25/37 (3)	1,596,435
899,263	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.35%, 01/25/35 (3)	656,009
1,437,083	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	1,167,138
572,124	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 3.55%, 08/25/35 (3)	352,101
748,230	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 3.53%, 10/25/35 (3)	465,067
131,870	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 3.38%, 01/19/34 (3)	117,666
431,059	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 3.40%, 07/25/46 (3)	206,141
2,416,528	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 3.51%, 04/25/31 (3)	1,765,612
858,391	Thornburg Mortgage Securities Trust, Series 2005-4, Class A4, Floating Rate, 3.41%, 12/25/08 (3)	854,930
638,570	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 3.38%, 01/25/09 (3)	634,162

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$234,969	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 3.50%, 10/25/45 (3)	$148,429
259,248	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 3.49%, 11/25/45 (3)	164,122
151,826	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 3.50%, 07/25/45 (3)	100,930
3,087,299	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 3.83%, 05/25/46 (3)	1,792,733
1,875,042	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 3.82%, 08/25/46 (3)	1,158,232
634,283	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.50%, 09/25/36	571,668
2,731,380	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 3.66%, 07/25/47 (3)	987,585
1,159,146	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 3.34%, 08/25/36 (3)	1,117,186

		75,382,724

	Private Asset Backed: Student Loans — 0.3%
680,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 4.28%, 04/25/24 (2)	656,995
279,102	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 2.79%, 07/25/17 (2)	278,041

		935,036

	Real Estate Development and Services — 0.1%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	28,000
30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	22,950
520,000	Realogy Corp., 12.38%, 04/15/15 (8)	176,800

		227,750

	Real Estate Investment Trusts — 0.0%
40,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	32,700
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	10,425
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	28,350

		71,475

	Retail — 0.2%
770,027	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	729,177

	Scientific and Technical Instruments — 0.1%
100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	95,500
105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	99,750

		195,250

	Semiconductors — 0.1%
260,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	179,400

	Telecommunications Equipment and Services — 2.1%
340,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	318,527
410,000	AT&T, Inc., 5.10%, 09/15/14	383,469
540,000	AT&T, Inc., 5.50%, 02/01/18 (5)	480,881
10,000	Bellsouth Corp., 4.75%, 11/15/12 (5)	9,495
75,000	Citizens Communications Company, 7.13%, 03/15/19	59,625
100,000	Citizens Communications Company, 7.88%, 01/15/27	75,000
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	334,511
1,290,000	Embarq Corp., 6.74%, 06/01/13 (5)	1,137,031
40,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	38,900
320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	335,322

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	$476,700
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	128,350
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	204,000
63,000	Qwest Communications International, Inc., Floating Rate, 6.30%, 02/15/09 (2)	62,213
360,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	311,400
150,000	Sprint Capital Corp., 8.38%, 03/15/12	135,000
540,000	Sprint Capital Corp., 6.90%, 05/01/19	418,500
80,000	Sprint Capital Corp., 8.75%, 03/15/32	62,400
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	324,636
650,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	583,473
990,000	Verizon Communications, Inc., 6.90%, 04/15/38	877,555
160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	165,165
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	559,978
165,000	Windstream Corp., 8.63%, 08/01/16	152,213

		7,634,344

	Transportation — 0.1%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	37,600
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	131,300
180,000	Union Pacific Corp., 5.38%, 05/01/14	175,201

		344,101

	Utilities — 3.1%
67,000	AES Corp., 7.75%, 03/01/14	62,310
210,000	AES Corp., 7.75%, 10/15/15	190,575
1,130,000	AES Corp., 8.00%, 10/15/17	1,019,825
1,590,000	AES Corp. — 144A, 8.00%, 06/01/20	1,391,250
30,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	29,853
580,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	574,415
590,000	Duke Energy Carolinas, 5.63%, 11/30/12 (5)	597,552
110,000	Edison Mission Energy, 7.00%, 05/15/17	99,000
140,000	Edison Mission Energy, 7.20%, 05/15/19	123,200
50,000	Edison Mission Energy, 7.63%, 05/15/27	40,500
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	9,025
3,580,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17 (12)	3,025,099
370,000	Exelon Corp., 5.63%, 06/15/35 (5)	286,994
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	653,101
515,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	478,817
286,249	Mirant Mid-Atlantic LLC, Series B, 9.13%, 06/30/17	309,149
75,000	NRG Energy, Inc., 7.25%, 02/01/14	69,563
170,000	NRG Energy, Inc., 7.38%, 02/01/16	153,000
45,000	NRG Energy, Inc., 7.38%, 01/15/17	40,950
620,000	Pacific Gas & Electric Company, 5.63%, 11/30/17	585,999
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	185,363
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	119,419
440,000	TXU Corp., Series P, 5.55%, 11/15/14	328,353
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	127,375
635,000	TXU Corp., Series R, 6.55%, 11/15/34	390,171

		10,890,858

	Total Corporate Bonds and Notes (Cost $226,792,531)	178,468,492

	Preferred Corporate Bonds and Notes — 0.9%
	Banks and Financial Services — 0.6%
610,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1) (5)	483,039
90,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual (1) (5)	72,715
160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1) (5)	121,131

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Preferred Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$1,190,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	$962,914
40,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	17,572
930,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1) (9)	93
300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	223,575

		1,881,039

	Insurance — 0.3%
1,140,000	MetLife, Inc., 6.40%, 12/15/36	710,717
670,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37 (1)	515,320

		1,226,037

	Total Preferred Corporate Bonds and Notes (Cost $5,035,427)	3,107,076

Shares

	Preferred Stocks — 0.0%
	Banks and Financial Services
1,300	Fannie Mae, Series O, Floating Rate, 7.00% (2)	3,209
31,175	Fannie Mae, Series S, Variable Rate, 8.25% (1) (8)	67,962
43,300	Freddie Mac, Series Z, Variable Rate, 8.38% (1)	70,579

	Total Preferred Stocks (Cost $1,931,035)	141,750

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	19,913

	Municipal Bonds — 0.1%
	Virginia
533,455	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $524,914)	533,498

	Foreign Government Obligations — 0.3%
725,200	Russian Federation (Russia), 7.50%, 03/31/30	742,424
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	7,812
439,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	441,195

	Total Foreign Government Obligations (Cost $1,257,250)	1,191,431

Contracts

	Purchased Call Options — 0.1%
407	Euribor Future, Expiring December 2008 @ 96 (Cost $211,146)	379,596

Principal

	Short Term US Government Agency Securities — 5.8%
	Fannie Mae — 2.9%
$10,400,000	2.32%, 01/20/09	10,325,605

	Federal Home Loan Bank — 2.9%
10,400,000	2.15%, 01/20/09	10,331,057

	Total Short Term US Government Agency Securities (Cost $20,656,662)	20,656,662

	Securities Lending Collateral — 0.4%
1,440,900	Securities Lending Collateral Investment (Note 3) (Cost $1,440,900)	1,440,900

	Total Securities (Cost $455,605,702)	404,625,906

	Repurchase Agreements — 9.9%
35,422,508	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $35,423,541 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $36,133,090) (Cost $35,422,508)	35,422,508

	Total Investments before Call and Put Options Written — 123.5% (Cost $491,028,210)	440,048,414

Contracts

	Call Options Written — (0.0)%
(122)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 117	(131,531)
(52)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 118	(42,250)

	Total Call Options Written (Premium $124,342)	(173,781)

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Contracts		Value

	Put Options Written — (0.1)%
(128)	Eurodollar Interest Rate Future, Expiring March 2009 @ 96.75	$(98,400)
(66)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 111	(46,407)
(52)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 112	(49,562)

	Total Put Options Written (Premium $154,321)	(194,369)

	Total Investments net of Call and Put Options Written — 123.4% (Cost $490,749,547)	439,680,264
	Liabilities less other assets — (23.4)%	(83,343,896)

	Net Assets — 100.0%	$356,336,368

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $491,028,210.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$2,010,043
Gross unrealized depreciation	(52,989,839)

Net unrealized depreciation	$(50,979,796)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes — 87.1%
	Advertising — 0.4%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$441,800
1,685,000	Affinion Group, Inc., 11.50%, 10/15/15	1,567,050

		2,008,850

	Aerospace and Defense — 2.0%
2,600,000	BE Aerospace, Inc., 8.50%, 07/01/18	2,522,000
2,460,000	DRS Technologies, Inc., 7.63%, 02/01/18	2,570,700
480,000	Hawker Beechcraft Acquisition Company LLC, 8.50%, 04/01/15	439,200
3,245,000	Hawker Beechcraft Acquisition Company LLC, 9.75%, 04/01/17	2,904,275
1,975,000	Transdigm, Inc., 7.75%, 07/15/14	1,856,500
905,000	Vought Aircraft Industries, Inc., 8.00%, 07/15/11	787,350

		11,080,025

	Airlines — 0.1%
449,284	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	368,413

	Apparel: Manufacturing and Retail — 2.6%
3,070,000	Levi Strauss & Company, 9.75%, 01/15/15	2,563,450
3,915,000	Levi Strauss & Company, 8.88%, 04/01/16	3,132,000
3,265,000	Oxford Industries, Inc., 8.88%, 06/01/11	2,950,744
4,520,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	3,977,600
280,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	279,300
2,305,000	Quiksilver, Inc., 6.88%, 04/15/15	1,590,450

		14,493,544

	Automobile: Rental — 1.3%
260,000	Hertz Corp., 8.88%, 01/01/14	224,250
3,970,000	Hertz Corp., 10.50%, 01/01/16	3,314,950
430,000	Neff Corp., 10.00%, 06/01/15	129,000
4,540,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	3,439,050

		7,107,250

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
3,005,000	Allison Transmission, Inc. — 144A, 11.00%, 11/01/15	2,614,350
760,000	American Axle and Manufacturing, Inc., 7.88%, 03/01/17	402,800
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	327,850
2,725,000	General Motors Corp., 7.20%, 01/15/11	1,600,938
645,000	Tenneco, Inc., 8.13%, 11/15/15	551,475

		5,497,413

	Banks and Financial Services — 3.5%
630,000	E*TRADE Financial Corp., 7.88%, 12/01/15	504,000
1,465,000	Ford Motor Credit Company, 7.88%, 06/15/10	1,118,274
100,000	Ford Motor Credit Company, 9.88%, 08/10/11	68,989
1,965,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	1,579,793
3,190,000	Ford Motor Credit Company LLC, 5.70%, 01/15/10	2,443,017
8,655,000	Ford Motor Credit Company LLC, 9.75%, 09/15/10	6,206,353
2,795,000	Ford Motor Credit Company LLC, 7.80%, 06/01/12	1,735,485
4,915,000	Ford Motor Credit Company LLC, 12.00%, 05/15/15	3,750,691
1,210,000	GMAC LLC, Floating Rate, 4.05%, 5/15/09 (2)	875,606
1,400,000	Nuveen Investments, Inc. — 144A, 10.50%, 11/15/15	1,078,000

		19,360,208

	Broadcast Services/Media — 4.0%
4,705,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	4,422,700
315,000	CCH I LLC, 11.00%, 10/01/15	204,750
720,000	CCH II LLC/CCH II Capital Corp., 10.25%, 10/01/13	604,800
550,000	CCH II LLC/CCH II Capital Corp. — 144A, 10.25%, 10/01/13	456,500
5,970,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	5,193,900
7,250,000	Charter Communications Operating LLC/Capital Corp. — 144A, 8.38%, 04/30/14	6,398,125
1,850,000	Charter Communications Operating LLC/Capital Corp. — 144A, 10.88%, 09/15/14	1,794,500
1,235,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	1,210,300

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$570,000	LBI Media, Inc., zero coupon, 10/15/13 (7)	$427,500
1,315,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,084,875
605,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	617,100

		22,415,050

	Business Services and Supplies — 0.8%
1,295,000	Aramark Corp., 8.50%, 02/01/15	1,217,300
2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	1,968,000
1,765,000	First Data Corp. — 144A, 9.88%, 09/24/15	1,385,525

		4,570,825

	Chemicals — 1.0%
2,570,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	1,387,800
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 5.95%, 11/15/13 (11)	688,900
3,900,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14	3,744,000

		5,820,700

	Commercial Services — 0.3%
2,065,000	Ticketmaster — 144A, 10.75%, 08/01/16	1,941,100

	Computer Equipment, Software and Services — 1.6%
3,460,000	Ceridian Corp. — 144A, 11.25%, 11/15/15	2,854,500
170,000	Interface, Inc., 9.50%, 02/01/14	171,700
5,985,000	Sungard Data Systems, Inc. — 144A, 10.63%, 05/15/15	5,625,900

		8,652,100

	Construction Services and Supplies — 1.7%
775,000	ESCO Corp. — 144A, Floating Rate, 6.69%, 12/15/13 (2)	713,000
775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	759,500
545,000	Interline Brands, Inc., 8.13%, 06/15/14	539,550
2,475,000	Nortek, Inc. — 144A, 10.00%, 12/01/13	2,178,000
3,025,000	Panolam Industries International, 10.75%, 10/01/13	1,815,000
2,475,000	Ply Gem Industries — 144A, 11.75%, 06/15/13	2,128,500
1,475,000	Texas Industries, Inc. — 144A, 7.25%, 07/15/13	1,283,250

		9,416,800

	Consumer Goods and Services — 1.4%
3,365,000	Amscan Holdings, Inc., 8.75%, 05/01/14	2,725,650
6,960,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	5,046,000

		7,771,650

	Containers and Packaging — 1.9%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	888,838
400,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	324,000
1,176,849	Pliant Corp., 11.63%, 06/15/09 (14)	971,028
3,000,000	Smurfit-Stone Container Corp., 8.38%, 07/01/12	2,520,000
2,530,000	Smurfit-Stone Container Corp., 8.25%, 10/01/12	2,112,550
260,000	Solo Cup Company, 8.50%, 02/15/14	208,000
4,640,000	Stone Container, 8.00%, 03/15/17	3,619,199

		10,643,615

	Distribution — 1.2%
3,225,000	Sally Holdings LLC, 9.25%, 11/15/14	3,039,563
3,660,000	Sally Holdings LLC, 10.50%, 11/15/16	3,477,000

		6,516,563

	Education — 2.9%
3,135,000	Education Management LLC, 8.75%, 06/01/14	2,617,725
3,610,000	Education Management LLC, 10.25%, 06/01/16	2,888,000
5,165,000	Laureate Education, Inc. — 144A, 10.00%, 08/15/15	4,390,250
5,042,885	Laureate Education, Inc. — 144A, 10.25%, 08/15/15 (12)	4,165,141
2,160,000	Laureate Education, Inc. — 144A, 11.75%, 08/15/17	1,836,000

		15,897,116

	Electronics — 0.2%
550,000	Muzak LLC, 10.00%, 02/15/09	467,500

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Electronics (continued)

$1,070,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	$716,900

		1,184,400

	Energy Services — 0.1%
475,000	Verasun Energy Corp., 9.88%, 12/15/12	342,000

	Engineering — 0.1%
740,000	Alion Science & Technology Corp., 10.25%, 02/01/15	466,200

	Entertainment, Leisure and Recreation — 10.6%
2,465,000	AMC Entertainment, Inc., 8.00%, 03/01/14	2,119,900
5,395,000	AMC Entertainment, Inc., 11.00%, 02/01/16	5,314,074
3,095,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	1,299,900
7,865,000	Caesars Entertainment, Inc., 7.88%, 03/15/10	6,115,037
2,075,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	1,685,938
935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 6.33%, 11/15/12 (11)	755,013
126,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	121,646
5,645,000	Fontainebleau Las Vegas — 144A, 10.25%, 06/15/15	1,580,600
3,255,000	Galaxy Entertainment Finance — 144A (the British Virgin Islands), 9.88%, 12/15/12	2,213,400
1,495,000	GreekTown Holdings — 144A, 10.75%, 12/01/13 (9)	1,031,550
1,336,966	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14 (9) (12)	6,685
1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 7.38%, 04/01/12 (9) (11)	1,040,163
945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13 (9)	238,613
1,810,000	Indianapolis Downs Capital LLC & Capital Corp. — 144A, 11.00%, 11/01/12	1,230,800
2,360,000	Inn of The Mountain Gods, 12.00%, 11/15/10	1,604,800
890,000	Majestic Holdco LLC — 144A, zero coupon, 10/15/11 (7)	8,900
2,710,000	Marquee Holdings, Inc., 9.51%, 08/15/14	1,998,625
210,000	MGM MIRAGE, 7.50%, 06/01/16	153,300
1,180,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	1,003,000
2,225,000	Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	1,579,750
2,340,000	Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	1,614,600
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	2,070,250
240,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	231,900
1,605,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	1,187,700
555,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	561,938
985,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.00%, 06/15/13	847,100
385,000	Royal Caribbean Cruises, Ltd. (Liberia), 6.88%, 12/01/13	321,475
510,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.25%, 03/15/18	408,000
250,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.25%, 06/15/16	207,500
475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13	425,125
595,000	Scientific Games Corp. — 144A, 7.88%, 06/15/16	566,738
995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 5.32%, 03/15/14 (2)	746,250
2,635,000	Travelport LLC, 9.88%, 09/01/14	2,147,525
485,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	198,850
2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15	2,240,200
2,130,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	2,058,113
6,495,000	Universal City Florida, Floating Rate, 7.55%, 05/01/10 (2)	6,105,299
3,443,000	Waterford Gaming LLC/Waterford Gaming Finance — 144A, 8.63%, 09/15/14	2,856,312
640,000	WMG Acquisition Corp., 7.38%, 04/15/14	475,200

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Entertainment, Leisure and Recreation (continued)

$3,670,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	$3,128,674

		59,500,443

	Environmental Waste Management and Recycling Services — 0.7%
3,090,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	1,884,900
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,764,000

		3,648,900

	Food and Beverage — 1.8%
3,980,000	ASG Consolidated LLC/ASG Finance, Inc., zero coupon, 11/01/11 (7)	3,542,200
6,935,000	Dole Foods Company, Inc., 8.63%, 05/01/09	6,622,925

		10,165,125

	Insurance — 1.0%
1,120,000	Alliant Holdings I, Inc. — 144A, 11.00%, 05/01/15	974,400
1,340,000	Hub International Holdings — 144A, 9.00%, 12/15/14	1,192,600
2,825,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,768,500
980,000	USI Holdings Corp. — 144A, Floating Rate, 6.68%, 11/15/14 (2)	744,800

		5,680,300

	Internet Services — 0.4%
2,565,000	Expedia, Inc. — 144A, 8.50%, 07/01/19	2,308,500

	Machinery — 1.0%
1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,730,400
830,000	Chart Industries, Inc., 9.13%, 10/15/15	850,750
3,385,000	Stewart & Stevenson LLC, 10.00%, 07/15/14	2,961,875

		5,543,025

	Manufacturing — 0.9%
1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	885,000
1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,519,650
1,055,000	Harland Clarke Holdings, 9.50%, 05/15/15	749,050
965,000	RBS Global & Rexnord Corp., 9.50%, 08/01/14	907,100
870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	822,150
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05 (9) (13)	72

		4,883,022

	Medical Equipment, Supplies, and Services — 7.1%
2,035,000	Accellent, Inc., 10.50%, 12/01/13	1,790,800
2,595,000	Advanced Medical Optics, 7.50%, 05/01/17	2,257,650
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,341,163
5,325,000	Biomet, Inc., 11.63%, 10/15/17	5,351,625
45,000	Community Health Systems, Inc., 8.88%, 07/15/15	42,750
760,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	727,700
2,790,000	HCA, Inc., 8.75%, 09/01/10	2,748,150
168,000	HCA, Inc., 7.88%, 02/01/11	162,120
2,420,000	HCA, Inc., 9.13%, 11/15/14	2,353,450
10,250,000	HCA, Inc., 9.25%, 11/15/16	9,968,125
2,085,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	2,085,000
2,140,000	Omnicare, Inc., 6.88%, 12/15/15	1,904,600
1,590,000	Res-Care, Inc., 7.75%, 10/15/13	1,494,600
4,015,000	US Oncology, Inc., 9.00%, 08/15/12	4,015,000
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,783,875
289,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17	234,090

		39,260,698

	Metals and Mining — 1.8%
1,630,000	CII Carbon LLC — 144A, 11.13%, 11/15/15	1,589,250
1,065,000	FMG Finance Property, Ltd. — 144A (Australia), Floating Rate, 6.81%, 09/01/11 (2)	1,011,750
1,500,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	1,470,000
1,635,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	1,610,475

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Metals and Mining (continued)

$2,145,000	RathGibson, Inc., 11.25%, 02/15/14	$1,951,950
2,285,000	Steel Dynamics, Inc., 7.38%, 11/01/12	2,090,775

		9,724,200

	Oil, Coal and Gas — 7.7%
580,000	Airgas, Inc. — 144A, 7.13%, 10/01/18	565,500
1,990,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	1,791,000
2,200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	2,024,000
695,000	Cimarex Energy Company, 7.13%, 05/01/17	639,400
1,195,000	Clayton William Energy, 7.75%, 08/01/13	1,045,625
2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	1,772,550
290,000	Denbury Resources, Inc., 7.50%, 12/15/15	266,800
3,470,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	2,776,000
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	1,131,500
740,000	El Paso Corp., 9.63%, 05/15/12	768,204
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	561,700
3,120,000	Forbes Energy Services (Bermuda), 11.00%, 02/15/15	2,917,200
1,075,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	951,375
970,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	868,150
525,000	Parker Drilling Company, 9.63%, 10/01/13	509,250
4,280,000	Petrohawk Energy Corp., 9.13%, 07/15/13	4,023,200
1,245,000	Petrohawk Energy Corp. — 144A, 7.88%, 06/01/15	1,083,150
1,170,000	Petroleum Development Company, 12.00%, 02/15/18	1,123,200
255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	215,475
5,155,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	4,278,650
995,000	Plains Exploration & Production Company, 7.00%, 03/15/17	865,650
260,000	Quicksilver Resources, Inc., 8.25%, 08/01/15	237,900
1,960,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	1,597,400
3,040,000	Sandridge Energy, Inc. — 144A, 8.63%, 04/01/15 (12)	2,720,800
2,960,000	Sandridge Energy, Inc. — 144A, 8.00%, 06/01/18	2,545,600
2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15 (9)	298,500
290,000	SESI LLC, 6.88%, 06/01/14	252,300
5,970,000	United Refining Company, 10.50%, 08/15/12	5,134,199

		42,964,278

	Paper and Forest Products — 2.3%
115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	113,850
665,000	NewPage Corp., Floating Rate, 9.05%, 05/01/12 (2)	595,175
5,445,000	NewPage Corp., 10.00%, 05/01/12	4,873,275
3,795,000	NewPage Corp., 12.00%, 05/01/13	3,320,625
600,000	Rock-Tenn Company — 144A, 9.25%, 03/15/16	609,000
3,765,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	3,049,650

		12,561,575

	Pharmaceuticals/Research and Development — 0.1%
925,000	Elan Finance PLC/Elan Finance Corp. (Ireland), 8.88%, 12/01/13	777,000

	Printing and Publishing — 2.3%
1,266,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	784,920
1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14	1,337,700
7,125,000	Nielsen Finance LLC/Nielsen Finance Company, 10.00%, 08/01/14	6,768,750
1,455,000	Nielsen Finance LLC/Nielsen Finance Company, zero coupon, 08/01/16 (7)	945,750
5,390,000	Reader’s Digest Association, 9.00%, 02/15/17	3,045,350

		12,882,470

	Real Estate Development and Services — 0.1%
630,000	Ashton Woods USA LLC/Ashton Woods Finance Company, 9.50%, 10/01/15	283,500

	Real Estate Investment Trusts — 0.4%
2,560,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	2,092,800

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Retail — 6.3%
$4,950,000	GameStop Corp., 8.00%, 10/01/12	$4,974,750
5,055,000	General Nutrition Centers, Inc., Floating Rate, 7.58%, 03/15/14 (11) (12)	4,208,288
2,150,000	General Nutrition Centers, Inc., 10.75%, 03/15/15	1,811,375
2,625,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	2,198,438
13,315,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	11,151,312
1,195,000	Rite Aid Corp., 10.38%, 07/15/16	1,039,650
11,180,000	Rite Aid Corp., 7.50%, 03/01/17	8,496,800
1,805,000	Toys “R” Us, Inc., 7.38%, 10/15/18	1,173,250

		35,053,863

	Retail: Restaurants — 0.7%
1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	1,642,600
2,595,000	NPC International, Inc., Series WI, 9.50%, 05/01/14	2,127,900

		3,770,500

	Semiconductors — 1.3%
2,595,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	1,998,150
435,000	Amkor Technologies, Inc., 7.13%, 03/15/11	391,500
510,000	Amkor Technologies, Inc., 7.75%, 05/15/13	436,050
1,940,000	Amkor Technologies, Inc., 9.25%, 06/01/16	1,629,600
825,000	Avago Technologies Finance Pte., Ltd., 10.13%, 12/01/13	833,250
1,890,000	Avago Technologies Finance Pte., Ltd., 11.88%, 12/01/15	1,946,700

		7,235,250

	Telecommunications Equipment and Services — 8.3%
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,445,400
2,890,000	Citizens Communications Company, 7.13%, 03/15/19	2,297,550
4,862,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15	4,084,080
3,075,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	3,044,250
3,070,000	Intelsat Corp. — 144A, 9.25%, 08/15/14	2,870,450
3,280,000	Intelsat Jackson Holdings — 144A (Bermuda), 9.50%, 06/15/16	3,050,400
6,685,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	6,501,162
1,000,000	Intelsat Subsidiary Holdings — 144A (Bermuda), 8.88%, 01/15/15	915,000
5,410,000	Nortel Networks, Ltd. — 144A (Canada), 10.75%, 07/15/16	3,313,625
1,365,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	1,180,725
420,000	Qwest Corp., 7.50%, 10/01/14	363,300
470,000	Qwest Corp., 7.63%, 06/15/15	408,900
6,210,000	Telesat Canada — 144A, 11.00%, 11/01/15	4,967,999
3,375,000	Telesat Canada — 144A, 12.50%, 11/01/17	2,801,250
375,000	Virgin Media Finance PLC (United Kingdom), 8.75%, 04/15/14	315,000
2,275,000	Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	1,905,313
2,140,000	West Corp., 9.50%, 10/15/14	1,637,100
905,000	Windstream Corp., 8.13%, 08/01/13	859,750
3,335,000	Windstream Corp., 8.63%, 08/01/16	3,076,538
445,000	Windstream Regatta Holdings, Inc. — 144A, 11.00%, 12/01/17	249,200
2,230,000	XM Satellite Radio Holdings — 144A, 13.00%, 08/01/13	1,315,700

		46,602,692

	Transportation — 1.7%
1,590,000	Greenbrier Companies, Inc., 8.38%, 05/15/15	1,367,400
2,655,000	Kansas City Southern de Mexico (Mexico), 7.63%, 12/01/13	2,535,525
805,000	Kansas City Southern de Mexico (Mexico), 7.38%, 06/01/14	768,775
1,945,000	Kansas City Southern Railway, 8.00%, 06/01/15	1,915,825
2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,371,500

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Transportation (continued)

$332,000	Travelport LLC, 11.88%, 09/01/16	$238,210

		9,197,235

	Utilities — 2.5%
1,500,000	AES Corp., 8.00%, 10/15/17	1,353,750
182,000	AES Corp. — 144A, 8.75%, 05/15/13	182,910
425,697	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	448,047
1,040,000	Edison Mission Energy, 7.50%, 06/15/13	998,400
1,535,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	1,385,338
915,000	NRG Energy, Inc., 7.25%, 02/01/14	848,663
695,000	NRG Energy, Inc., 7.38%, 02/01/16	625,500
2,005,000	NRG Energy, Inc., 7.38%, 01/15/17	1,824,549
1,840,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	1,784,800
210,000	Reliant Energy, Inc., 7.63%, 06/15/14	157,500
3,235,000	Reliant Energy, Inc., 7.88%, 06/15/17	2,393,899
1,935,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	1,746,338
300,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	270,750

		14,020,444

	Total Corporate Bonds and Notes (Cost $563,550,423)	483,709,642

	Loan Participations — 5.9%
2,686,406	ADESA, Inc., Term Loan B, Variable Rate, 6.02%, 10/20/13 (1)	2,217,964
987,500	Advanced Medical Optics, Inc., Term Loan B, Variable Rate, 4.76%, 04/02/14 (1)	856,656
869,000	AMSCAN Holdings, Inc., Variable Rate, 5.29%, 05/25/13 (1)	769,065
2,010,000	BLB Worldwide Holdings, Variable Rate, 9.72%, 07/18/12 (1) (9)	402,000
860,000	Cannery Casino Resorts LLC, Variable Rate, 7.06%, 05/15/14 (1)	774,000
1,848,000	Catalina Marketing, Variable Rate, 8.78%, 10/01/08 (1)	1,593,900
560,000	Dresser, Inc., Variable Rate, 8.56%, 05/02/15 (1)	525,000
910,000	Ford Motor Company, zero coupon, 12/16/13	601,927
1,283,501	General Nutrition Centers, Inc., Variable Rate, 5.57%, 09/16/13 (1)	1,076,537
2,048,726	Great Lakes Entertainment, LLC, 9.00%, 03/13/14	1,977,021
3,260,000	Hit Entertainment, Inc., Tranche LN227528, Variable Rate, 8.30%, 02/26/13 (1)	2,526,500
5,250	HRP Myrtle Beach, Variable Rate, 18.72%, 03/30/10 (1)	5,250
1,775,000	Level 3 Financing, Inc., Variable Rate, 4.95%, 08/15/12 (1)	1,504,313
750,000	Neff Rental, Inc., Variable Rate, 6.40%, 11/20/14 (1)	387,500
1,525,570	Nielsen Finance, LLC, Variable Rate, 4.80%, 08/09/13 (1)	1,324,195
2,250,000	Panolam Industries, Variable Rate, 6.51%, 09/30/12 (1)	1,923,750
3,581,025	Quicksilver Resources, Inc., Variable Rate, 8.20%, 08/08/13 (1)	3,442,260
1,060,000	Realogy Corp., Variable Rate, 5.78%, 10/03/13 (1)	791,688
1,388,628	Realogy Corp., Variable Rate, 2.31%, 10/10/13 (1)	1,037,132
5,157,761	Realogy Corp., Variable Rate, 5.57%, 10/10/13 (1)	3,852,202
827,674	Rental Services Corp., Variable Rate, 6.30%, 11/30/13 (1)	657,312
3,095,406	Sabre, Inc., Term Loan B, Variable Rate, 5.17%, 09/30/14 (1)	2,104,876
1,795,477	TXU Corp., Term Loan B2, Variable Rate, 6.23%, 10/10/14 (1)	1,523,911
1,440,000	Veyance Technologies, Inc., Variable Rate, 8.55%, 07/20/15 (1)	936,000

	Total Loan Participations (Cost $40,282,520)	32,810,959

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 0.2%
	Airlines — 0.0%
11,466	Delta Air Lines, Inc. *	$85,422
500,000	Delta Air Lines, Inc. (Escrow Certificates) *	11,250

		96,672

	Banks and Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1 *	80,934

	Broadcast Services/Media — 0.0%
840,000	Adelphia Communications (Escrow Certificates) * (13)	33,600
620,000	Adelphia Communications (Escrow Certificates) * (13)	24,800
1,305,000	Adelphia Communications, Series B (Escrow Certificates) * (13)	52,200
554	Time Warner Cable, Inc. — Class A	13,407

		124,007

	Entertainment, Leisure and Recreation — 0.0%
970	HRP — Class B * (14)	10
889	Shreveport Gaming Holdings, Inc. * (14)	14,669
43,776	Trump Entertainment Resorts, Inc. * (14)	53,406

		68,085

	Telecommunications Equipment and Services — 0.2%
15,853	American Tower Corp. — Class A *	570,232

	Utilities — 0.0%
550,000	Mirant Corp. (Escrow Certificates) * (14)	55
1,220,000	Mirant Corp. (Escrow Certificates) * (14)	122

		177

	Total Common Stocks (Cost $3,806,787)	940,107

	Preferred Stocks — 0.3%
	Entertainment, Leisure and Recreation
3,383,670	Fontainbleau Resorts, 12.50% (12) (14) (Cost $3,309,718)	1,439,413

	Convertible Preferred Stocks — 0.5%
	Oil, Coal and Gas — 0.4%
2,304	Chesapeake Energy Corp. — 144A, 5.00%	245,376
19,142	Chesapeake Energy Corp., 4.50%	1,835,239

		2,080,615

	Telecommunications Equipment and Services — 0.1%
18,825	Crown Castle International Corp., 6.25%	800,063

	Total Convertible Preferred Stocks (Cost $3,003,505)	2,880,678

Principal

	Convertible Bonds — 0.3%
	Aerospace and Defense
$1,305,000	L-3 Communications Corp. — 144A, 3.00%, 08/01/35 (Cost $1,318,736)	1,424,081

	Total Securities (Cost $615,271,689)	523,204,880

	Repurchase Agreements — 4.5%
24,826,187	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $24,826,911 (Collateralized by US Treasury Bill, 0.24%, due 12/26/08, with a value of $25,323,306) (Cost $24,826,187)	24,826,187

	Total Investments — 98.8% (Cost $640,097,876)	548,031,067
	Other assets less liabilities — 1.2%	6,747,902

	Net Assets — 100.0%	$554,778,969

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $640,097,876.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,183,333
Gross unrealized depreciation	(93,250,142)

Net unrealized depreciation	$(92,066,809)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 58.1%
	Aerospace and Defense — 1.3%
593	Boeing Company (The)	$34,009
11,652	General Dynamics Corp.	857,820
9,694	Lockheed Martin Corp.	1,063,140
7,627	Northrop Grumman Corp.	461,739
4,745	United Technologies Corp.	284,985

		2,701,693

	Agriculture — 1.0%
16,791	Archer-Daniels-Midland Company	367,891
4,835	Bunge, Ltd. (Bermuda)	305,475
1,979	CF Industries Holdings, Inc.	180,999
9,003	Monsanto Company	891,117
4,280	Mosaic Company (The)	291,126

		2,036,608

	Apparel: Manufacturing and Retail — 0.6%
14,423	Aeropostale, Inc. *	463,123
3,863	Charming Shoppes, Inc. *	18,890
4,995	Coach, Inc. *	125,075
1,687	Jones Apparel Group, Inc.	31,226
4,061	NIKE, Inc. — Class B	271,681
792	Polo Ralph Lauren Corp.	52,779
8,882	Ross Stores, Inc.	326,946
3,025	Urban Outfitters, Inc. *	96,407

		1,386,127

	Automobile: Retail — 0.0%
473	Copart, Inc. *	17,974
713	Penske Automotive Group, Inc.	8,178

		26,152

	Banks and Financial Services — 7.3%
11,093	American Express Company	393,025
5,725	Ameriprise Financial, Inc.	218,695
63,382	Bank of America Corp.	2,218,370
24,388	Bank of New York Mellon Corp.	794,561
1,349	BB&T Corp.	50,992
1,710	BlackRock, Inc.	332,595
2,412	Broadridge Financial Solutions, Inc.	37,121
7,066	Capital One Financial Corp.	360,366
60,532	Citigroup, Inc.	1,241,511
854	CME Group, Inc.	317,270
14,196	Eaton Vance Corp.	500,125
2,846	Federated Investors, Inc. — Class B	82,107
1,300	Franklin Resources, Inc.	114,569
13,602	Hudson City Bancorp, Inc.	250,957
297	IntercontinentalExchange, Inc. *	23,962
3,717	Invesco, Ltd. (Bermuda)	77,983
54,997	JPMorgan Chase & Company	2,568,359
17,804	Marshall & Ilsley Corp.	358,751
5,211	Merrill Lynch & Company, Inc.	131,838
5,661	Moody’s Corp.	192,474
14,938	Morgan Stanley	343,574
2,359	Northern Trust Corp.	170,320
5,533	PNC Financial Services Group, Inc.	413,315
9,965	Regions Financial Corp.	95,664
5,144	State Street Corp.	292,591
5,432	SunTrust Banks, Inc.	244,386
4,969	Synovus Financial Corp.	51,429
6,754	T Rowe Price Group, Inc.	362,757
22,433	US Bancorp	808,037
56,140	Wells Fargo & Company	2,106,934
11,089	Western Union Company	273,566

		15,428,204

	Broadcast Services/Media — 1.8%
29,138	CBS Corp. — Class B	424,832
23,902	Comcast Corp. — Class A	469,196
20,995	DIRECTV Group, Inc. (The) *	549,439
1,848	DISH Network Corp. — Class A *	38,808
912	Time Warner Cable, Inc. — Class A	22,070
101,027	Time Warner, Inc.	1,324,465
34,868	Walt Disney Company (The)	1,070,099

		3,898,909

	Business Services and Supplies — 0.5%
16,587	Accenture, Ltd. — Class A (Bermuda)	630,307
3,247	Acxiom Corp.	40,717
2,472	Fidelity National Information Services, Inc.	45,633
514	Gartner, Inc. *	11,658
3,664	Genpact, Ltd (Bermuda) *	38,069
459	Kelly Services, Inc. — Class A	8,744
3,703	Manpower, Inc.	159,821
2,823	MPS Group, Inc. *	28,456
6,587	SEI Investments Company	146,231

		1,109,636

	Chemicals — 0.5%
2,184	Air Products & Chemicals, Inc.	149,582
9,400	Ashland, Inc.	274,855
2,099	Cytec Industries, Inc.	81,672
4,374	Dow Chemical Company (The)	139,006
2,433	FMC Corp.	125,032
2,810	Minerals Technologies, Inc.	166,802
729	Rohm and Haas Company	51,030
4,682	Terra Industries, Inc.	137,651

		1,125,630

	Computer Equipment, Software and Services — 4.8%
17,472	Adobe Systems, Inc. *	689,620
1,082	Advent Software, Inc. *	38,119
276	ANSYS, Inc. *	10,452
12,030	Apple, Inc. *	1,367,330
3,772	Autodesk, Inc. *	126,551
7,195	Brocade Communications Systems, Inc. *	41,875
28,574	Dell, Inc. *	470,900
44,141	EMC Corp. *	527,926
36,752	Hewlett-Packard Company	1,699,412
914	Imation Corp.	20,647
10,863	Ingram Micro, Inc. — Class A *	174,568

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

6,163	International Business Machines Corp.	$720,824
2,464	Lexmark International, Inc. — Class A *	80,252
3,407	Mentor Graphics Corp. *	38,669
104,568	Microsoft Corp.	2,790,921
10,177	NetApp, Inc. *	185,527
44,856	Oracle Corp. *	911,025
1,225	Salesforce.com, Inc. *	59,290
11,541	Seagate Technology (Cayman Islands)	139,877
646	SRA International, Inc. — Class A *	14,619
210	Sun Microsystems, Inc. *	1,596
2,589	Teradata Corp. *	50,486
7,175	Western Digital Corp. *	152,971

		10,313,457

	Construction Services and Supplies — 0.0%
2,301	DR Horton, Inc.	29,959

	Consumer Goods and Services — 3.3%
52,518	Altria Group, Inc.	1,041,957
6,600	Avon Products, Inc.	274,362
2,535	Colgate-Palmolive Company	191,012
6,255	Herbalife, Ltd. (Cayman Islands)	247,198
6,363	Lorillard, Inc.	452,727
1,085	NBTY, Inc. *	32,029
32,517	Philip Morris International, Inc.	1,564,068
39,498	Procter & Gamble Company (The)	2,752,616
5,768	United Parcel Service, Inc. — Class B	362,750
2,263	UST, Inc.	150,580
690	Whirlpool Corp.	54,710

		7,124,009

	Containers and Packaging — 0.0%
413	Greif, Inc. — Class A	27,101
883	Owens-Illinois, Inc. *	25,960
1,073	Sonoco Products Company	31,847

		84,908

	Distribution — 0.1%
2,590	Tech Data Corp. *	77,311
1,363	Universal Corp.	66,910

		144,221

	Diversified Operations and Services — 1.5%
119,519	General Electric Company	3,047,735
1,923	Leucadia National Corp.	87,381

		3,135,116

	Education — 0.1%
3,940	Apollo Group, Inc. — Class A *	233,642

	Electronics — 0.4%
21,890	Emerson Electric Company	892,893
2,379	Jabil Circuit, Inc.	22,696
4,608	Vishay Intertechnology, Inc. *	30,505

		946,094

	Engineering — 0.1%
3,027	Fluor Corp.	168,604

	Entertainment, Leisure and Recreation — 0.1%
1,615	Brunswick Corp.	20,656
6,838	Carnival Corp. (Panama)	241,723

		262,379

	Food and Beverage — 1.4%
8,841	Anheuser-Busch Companies, Inc.	573,604
4,051	Coca-Cola Company (The)	214,217
31	ConAgra Foods, Inc.	603
1,570	Corn Products International, Inc.	50,680
4,593	Dr Pepper Snapple Group, Inc. *	121,623
4,207	Hormel Foods Corp.	152,630
19,339	PepsiCo, Inc.	1,378,290
48,363	Tyson Foods, Inc. — Class A	577,454

		3,069,101

	Insurance — 1.5%
514	ACE, Ltd. (Switzerland)	27,823
7,409	Allstate Corp. (The)	341,703
500	Arch Capital Group, Ltd. (Bermuda) *	36,515
4,224	Chubb Corp. (The)	231,898
1,769	Endurance Specialty Holdings, Ltd. (Bermuda)	54,697
2,428	First American Corp.	71,626
3,057	Lincoln National Corp.	130,870
22,856	MetLife, Inc.	1,279,936
7,474	Prudential Financial, Inc.	538,128
9,500	Travelers Companies, Inc. (The)	429,400

		3,142,596

	Internet Services — 2.3%
5,862	Amazon.com, Inc. *	426,519
85,709	Cisco Systems, Inc. *	1,933,596
15,288	eBay, Inc. *	342,145
2,870	Google, Inc. — Class A *	1,149,492
5,730	Netflix, Inc. *	176,942
1,293	Sohu.com, Inc. *	72,085
16,617	Symantec Corp. *	325,361
9,529	VeriSign, Inc. *	248,516
12,406	Yahoo!, Inc. *	214,624

		4,889,280

	Machinery — 0.9%
4,350	AGCO Corp. *	185,354
5,047	Bucyrus International, Inc.	225,500
13,535	Caterpillar, Inc.	806,685
6,647	Deere & Company	329,027
766	Graco, Inc.	27,277
4,299	Joy Global, Inc.	194,057

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Machinery (continued)

93	Rockwell Automation, Inc.	$3,473
1,014	Wabtec Corp.	51,947

		1,823,320

	Manufacturing — 0.7%
5,431	3M Company	370,992
2,006	AptarGroup, Inc.	78,455
235	Flowserve Corp.	20,861
10,553	Honeywell International, Inc.	438,477
6,311	Illinois Tool Works, Inc.	280,524
1,770	John Bean Technologies Corp. *	22,408
207	Lincoln Electric Holdings, Inc.	13,312
259	Trinity Industries, Inc.	6,664
7,902	Tyco International, Ltd. (Bermuda)	276,728

		1,508,421

	Medical Equipment, Supplies, and Services — 2.8%
3,433	Baxter International, Inc.	225,308
1,937	Becton, Dickinson and Company	155,464
40,795	Boston Scientific Corp. *	500,555
2,117	Cardinal Health, Inc.	104,326
14,646	Covidien, Ltd. (Bermuda)	787,369
728	Gen-Probe, Inc. *	38,620
693	Hill-Rom Holdings, Inc.	21,005
210	Intuitive Surgical, Inc. *	50,606
31,281	Johnson & Johnson	2,167,147
754	Kindred Healthcare, Inc. *	20,788
5,178	McKesson Corp.	278,628
19,979	Medtronic, Inc.	1,000,948
2,600	St Jude Medical, Inc. *	113,074
2,846	UnitedHealth Group, Inc.	72,260
2,357	Varian Medical Systems, Inc. *	134,655
5,769	WellPoint, Inc. *	269,816

		5,940,569

	Metals and Mining — 0.3%
8,142	Alcoa, Inc.	183,846
739	Freeport-McMoRan Copper & Gold, Inc.	42,012
4,420	Nucor Corp.	174,590
3,745	Reliance Steel & Aluminum Company	142,198
845	Schnitzer Steel Industries, Inc. — Class A	33,158
2,065	United States Steel Corp.	160,265

		736,069

	Office Equipment, Supplies, and Services — 0.0%
1,322	Herman Miller, Inc.	32,349

	Oil, Coal and Gas — 7.9%
4,753	Alpha Natural Resources, Inc. *	244,447
7,652	Apache Corp.	797,951
838	Arch Coal, Inc.	27,562
6,488	Baker Hughes, Inc.	392,784
3,174	BJ Services Company	60,719
2,249	Cabot Oil & Gas Corp.	81,279
5,000	Cameron International Corp. *	192,700
1,590	Chesapeake Energy Corp.	57,017
21,471	Chevron Corp.	1,770,927
1,406	Cimarex Energy Company	68,767
17,019	ConocoPhillips	1,246,641
956	CONSOL Energy, Inc.	43,871
11,071	Devon Energy Corp.	1,009,675
4,382	EOG Resources, Inc.	392,014
1,580	Exterran Holdings, Inc. *	50,497
63,762	Exxon Mobil Corp.	4,951,756
8,680	FMC Technologies, Inc. *	404,054
30,145	Halliburton Company	976,397
726	Hercules Offshore, Inc. *	11,006
6,339	Hess Corp.	520,305
2,132	Marathon Oil Corp.	85,003
598	Massey Energy Company	21,331
3,877	Murphy Oil Corp.	248,671
4,238	National-Oilwell Varco, Inc. *	212,875
1,090	Noble Energy, Inc.	60,593
12,917	Occidental Petroleum Corp.	910,003
174	Oceaneering International, Inc. *	9,278
594	Oil States International, Inc. *	20,998
5,412	Patterson-UTI Energy, Inc.	108,348
1,560	Peabody Energy Corp.	70,200
3,386	Pioneer Natural Resources Company	177,020
6,396	Schlumberger, Ltd. (Netherlands Antilles)	499,464
1,561	SEACOR Holdings, Inc. *	123,241
1,159	Smith International, Inc.	67,964
1,415	Southwestern Energy Company *	43,214
1,756	St Mary Land & Exploration Company	62,601
1,628	Sunoco, Inc.	57,924
1,214	Tesoro Corp.	20,019
1,469	Ultra Petroleum Corp. (Canada) *	81,294
10,877	Valero Energy Corp.	329,573
2,023	W&T Offshore, Inc.	55,208
3,736	Weatherford International, Ltd. (Bermuda) *	93,923

		16,659,114

	Paper and Forest Products — 0.1%
6,022	International Paper Company	157,656

	Pharmaceuticals/Research and Development — 4.9%
14,100	Abbott Laboratories	811,878
9,476	AmerisourceBergen Corp.	356,771
15,035	Amgen, Inc. *	891,124
7,214	Biogen Idec, Inc. *	362,792
15,023	Bristol-Myers Squibb Company	313,230
3,291	Celgene Corp. *	208,254
22,509	Eli Lilly and Company	991,071
4,177	Express Scripts, Inc. *	308,346
26,319	Gilead Sciences, Inc. *	1,199,620
1,837	King Pharmaceuticals, Inc. *	17,598
13,931	Medco Health Solutions, Inc. *	626,895
32,279	Merck & Company, Inc.	1,018,725

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

10,889	PDL BioPharma, Inc.	$101,377
141,181	Pfizer, Inc.	2,603,379
9,177	Schering-Plough Corp.	169,499
15,600	Wyeth	576,264

		10,556,823

	Printing and Publishing — 0.0%
1,724	Gannett Company, Inc.	29,153

	Real Estate Development and Services — 0.1%
3,657	Jones Lang LaSalle, Inc.	159,006

	Real Estate Investment Trusts — 0.9%
6,765	AMB Property Corp.	306,455
3,644	AvalonBay Communities, Inc.	358,642
973	Boston Properties, Inc.	91,131
6,101	Equity Residential	270,945
233	Essex Property Trust, Inc.	27,571
2,201	General Growth Properties, Inc.	33,235
392	Kilroy Realty Corp.	18,734
5,320	Nationwide Health Properties, Inc.	191,414
5,832	ProLogis	240,687
4,276	Simon Property Group, Inc.	414,772
728	SL Green Realty Corp.	47,174

		2,000,760

	Retail — 3.0%
15	Barnes & Noble, Inc.	391
12,554	Best Buy Company, Inc.	470,775
14,134	Big Lots, Inc. *	393,349
12,062	BJ’s Wholesale Club, Inc. *	468,729
13,635	Costco Wholesale Corp.	885,321
22,582	CVS Caremark Corp.	760,110
1,290	Dillard’s, Inc. — Class A	15,222
9,950	Dollar Tree, Inc. *	361,782
7,419	GameStop Corp. — Class A *	253,804
1,383	Lowe’s Companies, Inc.	32,763
3,112	Macy’s, Inc.	55,954
11,084	Target Corp.	543,670
14,088	TJX Companies, Inc. (The)	429,966
29,483	Wal-Mart Stores, Inc.	1,765,737

		6,437,573

	Retail: Restaurants — 0.9%
724	Chipotle Mexican Grill, Inc. — Class A *	40,175
26,108	McDonald’s Corp.	1,610,864
1,479	Panera Bread Company — Class A * (8)	75,281
5,915	YUM! Brands, Inc.	192,888

		1,919,208

	Retail: Supermarkets — 0.3%
21,013	Kroger Company (The)	577,437
5,450	Safeway, Inc.	129,274
900	SUPERVALU, Inc.	19,530

		726,241

	Scientific and Technical Instruments — 0.1%
3,004	Thermo Fisher Scientific, Inc. *	165,220

	Semiconductors — 1.2%
71	Analog Devices, Inc.	1,871
4,850	Applied Materials, Inc.	73,381
6,270	Broadcom Corp. — Class A *	116,810
88,423	Intel Corp.	1,656,162
1,082	Intersil Corp. — Class A	17,940
19,134	LSI Corp. *	102,558
2,777	QLogic Corp. *	42,655
26,209	Texas Instruments, Inc.	563,493

		2,574,870

	Telecommunications Equipment and Services — 2.5%
98	Amdocs, Ltd. (Guernsey) *	2,683
90,164	AT&T, Inc.	2,517,379
1,017	Leap Wireless International, Inc. *	38,748
13,735	Motorola, Inc.	98,068
399	Nortel Networks Corp. (Canada) *	894
22,323	QUALCOMM, Inc.	959,219
37,491	Sprint Nextel Corp. *	228,695
19,833	Tellabs, Inc. *	80,522
42,437	Verizon Communications, Inc.	1,361,803

		5,288,011

	Transportation — 1.3%
605	Alexander & Baldwin, Inc.	26,638
4,174	Burlington Northern Santa Fe Corp.	385,803
900	CH Robinson Worldwide, Inc.	45,864
7,658	CSX Corp.	417,897
2,091	Expeditors International of Washington, Inc.	72,850
1,512	FedEx Corp.	119,508
16,473	JB Hunt Transport Services, Inc.	549,705
3,517	Landstar System, Inc.	154,959
3,926	Norfolk Southern Corp.	259,940
6,540	Union Pacific Corp.	465,386
12,850	Werner Enterprises, Inc.	278,974
7,509	YRC Worldwide, Inc. *	89,808

		2,867,332

	Utilities — 1.6%
669	American Water Works Company, Inc.	14,384
2,924	Constellation Energy Group	71,053
10,487	Dominion Resources, Inc. — Virginia	448,634
46,458	Duke Energy Corp.	809,762
2,927	Entergy Corp.	260,532
11,091	Exelon Corp.	694,518
4,549	FirstEnergy Corp.	304,738
6,779	FPL Group, Inc.	340,984
973	Integrys Energy Group, Inc.	48,592
875	MDU Resources Group, Inc.	25,375
7,076	NRG Energy, Inc. *	175,131

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

447	OGE Energy Corp.	$13,803
7,591	PPL Corp.	281,019

		3,488,525

	Total Common Stocks (Cost $136,578,735)	124,326,545

Principal

	US Government Agency Securities — 19.7%
	Asset Backed: Mortgage and Home Equity — 1.1%
$600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10 (5)	616,698
164,715	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29 (5)	167,977
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18 (5)	755,009
363,125	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34 (5)	361,616
475,427	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34 (5)	479,786

		2,381,086

	Fannie Mae — 12.2%
1,737,245	PL# 256219, 5.50%, 04/01/36 (5)	1,714,284
84,011	PL# 535675, 7.00%, 01/01/16 (5)	88,570
928	PL# 549906, 7.50%, 09/01/30 (5)	1,003
1,433	PL# 552549, 7.50%, 09/01/30 (5)	1,548
571	PL# 558384, 7.50%, 01/01/31 (5)	617
2,100	PL# 568677, 7.50%, 01/01/31 (5)	2,268
270	PL# 572762, 7.50%, 03/01/31 (5)	291
15,550	PL# 582178, 7.50%, 06/01/31 (5)	16,781
12,850	PL# 594316, 6.50%, 07/01/31 (5)	13,290
2,428	PL# 602859, 6.50%, 10/01/31 (5)	2,511
12,385	PL# 614924, 7.00%, 12/01/16 (5)	13,050
699,300	PL# 735580, 5.00%, 06/01/35 (5)	682,937
672,906	PL# 735809, Variable Rate, 4.83%, 08/01/35 (1) (5)	672,821
67,109	PL# 745000, 6.00%, 10/01/35 (5)	68,071
1,261,381	PL# 745275, 5.00%, 02/01/36 (5)	1,231,077
50,450	PL# 779545, 6.00%, 06/01/34 (5)	51,260
43,542	PL# 785183, 6.00%, 07/01/34 (5)	44,242
198,749	PL# 787311, 6.00%, 06/01/34 (5)	201,941
1,414,886	PL# 792113, 6.00%, 09/01/34 (5)	1,437,610
45,870	PL# 793193, 5.50%, 07/01/19 (5)	46,494
335,130	PL# 793693, 6.00%, 08/01/34 (5)	340,512
81,278	PL# 801516, Variable Rate, 4.70%, 08/01/34 (1) (5)	80,949
352,042	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1) (5)	350,428
1,043,571	PL# 835136, 6.00%, 09/01/35 (4) (5)	1,058,538
1,150,807	PL# 844183, 6.00%, 11/01/35 (4)	1,167,311
224,476	PL# 888022, 5.00%, 02/01/36 (4)	219,083
620,630	PL# 893681, 6.00%, 10/01/36 (4)	629,337
1,517,601	PL# 894005, 6.00%, 10/01/36 (4)	1,538,892
4,937,215	PL# 911205, 6.50%, 05/01/37 (4)	5,067,917
186,502	PL# 950385, Variable Rate, 5.86%, 08/01/37 (1)	186,712
399,999	PL# 975639, 5.00%, 07/01/38	390,014
99,557	PL# 984047, 5.50%, 06/01/38	99,356
900,000	TBA, 5.50%, 10/01/23	907,031
200,000	TBA, 6.00%, 10/01/23	203,688
7,240,000	TBA, 5.00%, 10/01/38	7,054,474
600,000	TBA, 5.50%, 10/01/38	598,313

		26,183,221

	Federal Agricultural Mortgage Corp. — 0.2%
350,000	144A, 5.13%, 04/19/17 (5)	357,585

	Freddie Mac — 0.9%
1,252,054	PL# 1G3704, Variable Rate, 5.66%, 09/01/37 (1) (5)	1,274,941
216,649	PL# 1N1447, Variable Rate, 5.78%, 02/01/37 (1) (5)	220,223
402,128	PL# 1N1463, Variable Rate, 5.93%, 05/01/37 (1) (5)	409,672

		1,904,836

	Freddie Mac Gold — 2.0%
81,740	PL# A39644, 5.50%, 11/01/35 (5)	81,422
1,599,999	PL# G04222, 5.50%, 04/01/38 (5)	1,592,772
900,000	TBA, 5.00%, 10/01/23	892,125
1,000,000	TBA, 5.00%, 10/01/38	974,062
700,000	TBA, 5.50%, 10/01/38	696,282

		4,236,663

	Government National Mortgage Association — 3.1%
2,859	PL# 461836, 7.00%, 01/15/28	3,015
192,964	PL# 604404, 5.00%, 06/15/33	189,732
567,647	PL# 604845, 5.00%, 12/15/33	558,139
669,495	PL# 608280, 5.00%, 09/15/33	658,281
646,113	PL# 615892, 5.00%, 08/15/33	635,291
606,546	PL# 620521, 5.00%, 08/15/33	596,386
481,866	PL# 637934, 5.00%, 01/15/35	473,419
574,414	PL# 639093, 5.00%, 01/15/35	564,344
408,719	PL# 639865, 5.00%, 06/15/35	401,554
88,583	PL# 781881, 5.00%, 03/15/35	87,058
1,300,000	TBA, 5.00%, 10/01/38	1,274,812
1,300,000	TBA, 5.50%, 10/01/38	1,292,077

		6,734,108

	Resolution Funding Strips — 0.2%
250,000	Zero coupon, 07/15/18	162,868
250,000	Zero coupon, 10/15/18	160,182

		323,050

	Total US Government Agency Securities (Cost $42,110,289)	42,120,549

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes — 25.4%
	Advertising — 0.0%
$60,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	$49,650

	Aerospace and Defense — 0.0%
25,000	DRS Technologies, Inc., 6.63%, 02/01/16	25,250

	Airlines — 0.2%
300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10 (5)	271,500
93,494	Delta Air Lines, Inc., Series 2007-1, Class A, 6.82%, 08/10/22 (5)	76,197

		347,697

	Automobile: Rental — 0.0%
35,000	Hertz Corp., 8.88%, 01/01/14	30,188
20,000	Hertz Corp., 10.50%, 01/01/16	16,700

		46,888

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	298,975
580,000	Ford Motor Company, 7.45%, 07/16/31	249,400
970,000	General Motors Corp., 8.25%, 07/15/23 (8)	380,725
16,000	Visteon Corp., 8.25%, 08/01/10	13,280
38,000	Visteon Corp. – 144A, 12.25%, 12/31/16	22,800

		965,180

	Banks and Financial Services — 5.8%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1) (5)	26,861
200,000	Aiful Corp. – 144A (Japan), 5.00%, 08/10/10 (5)	155,360
190,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1) (5)	162,409
10,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1) (5)	5,175
220,000	Bear Stearns Companies, Inc. (The), 5.55%, 01/22/17 (5)	188,923
140,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18 (5)	134,733
210,000	Caterpillar Financial Service Corp., Series MTNF, 6.20%, 09/30/13 (5)	210,653
320,000	Citigroup, Inc., 6.50%, 08/19/13 (5)	284,406
330,000	Citigroup, Inc., 5.00%, 09/15/14 (5)	253,015
300,000	Citigroup, Inc., 6.88%, 03/05/38 (5)	245,390
760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10 (5)	686,814
2,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,511,358
220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	176,873
129,000	Ford Motor Credit Company LLC, Floating Rate, 8.07%, 06/15/11 (2)	93,929
1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09 (8)	965,777
160,000	Glitnir Banki HF – 144A (Iceland), 6.33%, 07/28/11	126,566
380,000	Glitnir Banki HF – 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	201,168
1,020,000	GMAC LLC, 6.63%, 05/15/12	431,835
270,000	GMAC LLC, 8.00%, 11/01/31	101,865
170,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10	157,807
70,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	59,338
162,000	ICICI Bank, Ltd. – 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	111,817
200,000	ICICI Bank, Ltd. – REG S (India), Variable Rate, 6.38%, 04/30/22 (1)	151,854
220,000	JPMorgan Chase & Company, 5.13%, 09/15/14	196,067
270,000	JPMorgan Chase & Company, 5.15%, 10/01/15	242,876
130,000	Kaupthing Bank hf – 144A (Iceland), 7.13%, 05/19/16	79,155
710,000	Kaupthing Bank hf – 144A, Series 1 (Iceland), 7.63%, 02/28/15	664,560
140,000	Landisbanki Islands hf – 144A (Iceland), 6.10%, 08/25/11	118,661
120,000	Lehman Brothers E – Capital Trust I, Floating Rate, 3.59%, 08/19/65 (2) (9)	12
100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12 (9)	12,500
480,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17 (9)	600
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	128,658
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	181,277

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$100,000	Morgan Stanley, Series MTNF, Floating Rate, 3.24%, 10/18/16 (2)	$65,188
20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	18,514
40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	34,478
99,000	Residential Capital LLC — 144A, 8.50%, 05/15/10	54,450
544,000	Residential Capital LLC — 144A, 9.63%, 05/15/15	130,560
235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	174,462
100,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual (1)	74,502
270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17	192,753
260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	249,470
300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	125,792
60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	36,600
265,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	164,300
500,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	310,000
10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	6,000
45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	22,500
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	211,976
310,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	217,000
100,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	70,000
390,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	218,400
350,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	196,000
170,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	71,400
430,000	Wachovia Corp., 5.25%, 08/01/14	263,670
130,000	Wells Fargo Capital X, 5.95%, 12/15/36	107,164
270,000	Wells Fargo Capital XV, Variable Rate, 9.75%, perpetual (1)	261,900

		12,345,371

	Broadcast Services/Media — 0.7%
60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	39,600
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09	94,000
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	52,700
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	17,850
150,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	157,970
240,000	Comcast Corp., 6.50%, 01/15/15 (5)	230,602
20,000	Comcast Corp., 6.50%, 01/15/17 (5)	18,797
20,000	Comcast Corp., 5.88%, 02/15/18 (5)	17,833
20,000	Cox Communications, Inc., 3.88%, 10/01/08	20,000
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	9,600
70,000	DIRECTV Holdings LLC/DIRECTV Financing Company, Inc., 8.38%, 03/15/13	69,125
30,000	Echostar DBS Corp., 7.00%, 10/01/13	25,875
25,000	Echostar DBS Corp., 7.13%, 02/01/16	20,063
280,000	Liberty Media Corp., 7.88%, 07/15/09	280,868
10,000	Liberty Media Corp., 5.70%, 05/15/13	8,317
10,000	News America, Inc., 6.65%, 11/15/37	8,387
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	34,329
80,000	Time Warner Entertainment, 8.38%, 07/15/33	76,053
180,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	178,469
75,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	65,531

		1,425,969

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Chemicals — 0.0%
$30,000	Georgia Gulf Corp., 9.50%, 10/15/14	$18,450
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	22,950

		41,400

	Computer Equipment, Software and Services — 0.0%
20,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	20,322
40,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	36,000

		56,322

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	37,050

	Consumer Goods and Services — 0.0%
100,000	Reynolds American, Inc., 6.75%, 06/15/17	93,441

	Containers and Packaging — 0.0%
50,000	Graham Packaging Company, LP, 8.50%, 10/15/12	46,250
10,000	Graham Packaging Company, LP, 9.88%, 10/15/14	8,700

		54,950

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	10,050

	Entertainment, Leisure and Recreation — 0.1%
25,000	Boyd Gaming Corp., 6.75%, 04/15/14	17,938
80,000	Boyd Gaming Corp., 7.13%, 02/01/16	55,400
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	20,400
50,000	MGM MIRAGE, 8.50%, 09/15/10	46,000
5,000	MGM MIRAGE, 6.63%, 07/15/15	3,475
85,000	MGM MIRAGE, 7.63%, 01/15/17	61,200
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	12,450
10,000	Station Casinos, Inc., 6.88%, 03/01/16	2,800
90,000	Station Casinos, Inc., 7.75%, 08/15/16	48,825

		268,488

	Environmental Waste Management and Recycling Services — 0.1%
270,000	Waste Management, Inc., 6.38%, 11/15/12	270,410

	Equipment Rental and Leasing — 0.0%
250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	74,714

	Funeral Services — 0.0%
10,000	Service Corp. International, 6.75%, 04/01/16	8,550
40,000	Service Corp. International, 7.63%, 10/01/18	35,800
35,000	Service Corp. International, 7.50%, 04/01/27	26,775

		71,125

	Insurance — 0.2%
40,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	20,078
40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	32,842
50,000	Humana, Inc., 7.20%, 06/15/18	47,358
300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 5.51%, 07/07/10 (2)	286,860

		387,138

	Manufacturing — 0.1%
30,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	30,244
110,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	107,788

		138,032

	Medical Equipment, Supplies, and Services — 0.3%
60,000	Community Health Systems, Inc., 8.88%, 07/15/15	57,000
125,000	DaVita, Inc., 6.63%, 03/15/13	118,750
160,000	HCA, Inc., 6.75%, 07/15/13	134,400
11,000	HCA, Inc., 5.75%, 03/15/14	8,580
20,000	HCA, Inc., 9.13%, 11/15/14	19,450
6,000	HCA, Inc., 6.50%, 02/15/16	4,755
160,000	HCA, Inc., 9.25%, 11/15/16	155,600
26,000	HCA, Inc., 9.63%, 11/15/16 (12)	24,700
60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	55,350

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Medical Equipment, Supplies, and Services (continued)

$30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	$27,750
20,000	WellPoint, Inc., 5.88%, 06/15/17	18,513

		624,848

	Metals and Mining — 0.6%
180,000	Alcoa, Inc., 6.00%, 07/15/13 (5)	176,618
230,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	174,800
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	187,150
210,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	198,578
65,000	Steel Dynamics, Inc., 6.75%, 04/01/15	55,900
341,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	303,526
130,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	115,934

		1,212,506

	Office Equipment, Supplies, and Services — 0.0%
40,000	Xerox Corp., 6.75%, 02/01/17	37,748

	Oil, Coal and Gas — 1.9%
235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	215,492
35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	27,442
150,000	Apache Corp., 6.00%, 09/15/13 (5)	149,498
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,463
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	17,100
5,000	Chesapeake Energy Corp., 7.25%, 12/15/18	4,600
105,000	Complete Production Services, Inc., 8.00%, 12/15/16	99,750
80,000	Conoco, Inc., 6.95%, 04/15/29 (5)	80,433
125,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	100,000
86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	72,456
25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	20,924
220,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	210,749
500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	506,316
120,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16	94,891
20,000	Hess Corp., 7.88%, 10/01/29 (5)	19,549
110,000	Hess Corp., 7.30%, 08/15/31 (5)	100,676
260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	187,200
250,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13	215,000
180,000	Kerr-McGee Corp., 6.95%, 07/01/24	170,153
110,000	Kerr-McGee Corp., 7.88%, 09/15/31	103,311
50,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	49,934
210,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	212,648
30,000	Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	29,142
20,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	18,130
200,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	171,404
50,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	44,250
75,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	67,125
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	38,600
17,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	15,568
290,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	265,579
190,000	Petrobras International Finance Company (Cayman Islands), 6.13%, 10/06/16	179,075
30,000	Pride International, Inc., 7.38%, 07/15/14	28,650
25,000	Semgroup LP — 144A, 8.75%, 11/15/15 (9)	2,500
95,000	Suburban Propane Partners, 6.88%, 12/15/13	84,075
20,000	Williams Companies, Inc., 8.75%, 03/15/32	20,507
320,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	291,194
190,000	XTO Energy, Inc., 7.50%, 04/15/12	198,982
60,000	XTO Energy, Inc., 6.50%, 12/15/18	55,654

		4,173,020

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Paper and Forest Products — 0.1%
$110,000	Weyerhaeuser Company, 6.75%, 03/15/12	$108,717

	Pharmaceuticals/Research and Development — 0.1%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15 (5)	36,128
120,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	115,500
110,000	Wyeth, 5.95%, 04/01/37	99,184

		250,812

	Printing and Publishing — 0.0%
105,000	Idearc, Inc., 8.00%, 11/15/16	28,613
10,000	RH Donnelley Corp., Series A-4, 8.88%, 10/15/17	3,400
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	27,600
40,000	TL Acquisitions, Inc. – 144A, 10.50%, 01/15/15	31,600

		91,213

	Private Asset Backed: Banks and Financial Services — 0.1%
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	270,097

	Private Asset Backed: Credit Cards — 0.3%
640,000	Washington Mutual Master Note Trust – 144A, Series 2006-A3A, Class A3, Floating Rate, 2.52%, 09/15/13 (3)	571,932

	Private Asset Backed: Mortgage and Home Equity — 11.4%
340,198	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 3.45%, 09/25/35 (3)	314,385
155,392	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 3.63%, 02/25/35 (3)	112,528
74,576	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 3.59%, 04/25/35 (3)	49,477
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, 09/10/15 (5)	252,423
3,240,494	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36 (5)	2,587,149
1,439,235	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 3.42%, 12/25/36 (3)	620,582
305,700	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.92%, 08/25/35 (3) (5)	256,998
753,908	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 3.52%, 11/25/35 (3)	470,451
830,572	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 3.54%, 11/20/35 (3)	529,814
189,853	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	180,572
375,860	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 2.72%, 12/15/35 (3)	158,001
753,168	Countrywide Home Loans – 144A, Series 2005-R3, Class AF, Floating Rate, 3.61%, 09/25/35 (3)	661,253
850,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 02/10/17	717,814
724,697	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	724,615
804,863	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.64%, 03/18/35 (3)	703,860
1,247,472	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 3.42%, 11/25/36 (3)	512,009
629,181	GSAMP Trust – 144A, Series 2006-SD2, Class A1, Floating Rate, 3.32%, 05/25/46 (3)	566,175
264,335	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 4.01%, 10/25/34 (3)	194,666
613,122	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.22%, 09/25/37 (3)	507,542
199,202	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	134,448
611,138	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.97%, 08/25/37 (3)	393,358

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	$960,713
609,751	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34 (3)	570,250
478,786	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 3.51%, 11/25/35 (3)	299,754
361,330	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 3.51%, 12/25/35 (3)	162,448
599,979	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 3.28%, 08/25/46 (3)	492,176
850,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	712,937
355,592	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	313,710
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	930,743
1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	1,044,393
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39 (3)	451,152
179,730	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 3.53%, 10/25/28 (3)	174,972
193,883	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A, Floating Rate, 3.66%, 07/25/34 (3)	152,147
730,620	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	648,653
346,666	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	311,701
1,665,955	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,409,631
1,499,902	Residential Accredit Loans, Inc., Series 2005-Q03, Class A1, Floating Rate, 3.61%, 10/25/45 (3)	974,644
813,443	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	660,644
311,693	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 3.38%, 01/19/34 (3)	278,121
913,398	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 3.38%, 01/25/09 (3)	907,093
277,529	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 3.53%, 01/25/45 (3)	189,768
485,187	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 3.50%, 10/25/45 (3)	306,490
519,844	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 3.57%, 10/25/45 (3)	295,555
604,911	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 3.49%, 11/25/45 (3)	382,952
475,712	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.50%, 09/25/36	428,751
579,573	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 3.34%, 08/25/36 (3)	558,593

		24,266,111

	Private Asset Backed: Student Loans — 0.1%
170,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 4.28%, 04/25/24 (2)	164,249

	Real Estate Development and Services — 0.0%
230,000	Realogy Corp., 12.38%, 04/15/15 (8)	78,200

	Real Estate Investment Trusts — 0.1%
50,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	40,875
50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	49,750
40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	37,800

		128,425

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Retail — 0.1%
$256,674	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	$243,057
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	16,734

		259,791

	Retail: Supermarkets — 0.0%
93,000	Delhaize America, Inc., 9.00%, 04/15/31 (5)	97,627

	Scientific and Technical Instruments — 0.1%
80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	76,400
40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	38,000

		114,400

	Semiconductors — 0.0%
25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	17,250
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 6.07%, 12/15/11 (2)	13,200

		30,450

	Telecommunications Equipment and Services — 1.1%
120,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	112,421
190,000	AT&T, Inc., 5.10%, 09/15/14	177,705
90,000	AT&T, Inc., 5.50%, 02/01/18 (5)	80,147
15,000	Citizens Communications Company, 9.25%, 05/15/11	15,000
30,000	Citizens Communications Company, 7.88%, 01/15/27	22,500
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	160,565
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	235,672
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	67,950
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	6,600
130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	88,400
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	40,200
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	38,255
270,000	Sprint Capital Corp., 8.38%, 03/15/12	243,000
60,000	Sprint Capital Corp., 8.75%, 03/15/32	46,800
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	166,480
70,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	62,836
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	51,614
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	299,988
260,000	VIP FIN (VIMPELCOM) — 144A (Luxembourg), 8.38%, 04/30/13	206,718
140,000	Windstream Corp., 8.63%, 08/01/16	129,150

		2,252,001

	Transportation — 0.1%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	20,200
110,000	Union Pacific Corp., 5.38%, 05/01/14	107,068

		127,268

	Utilities — 1.3%
80,000	AES Corp., 7.75%, 10/15/15	72,600
410,000	AES Corp., 8.00%, 10/15/17	370,025
70,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	69,658
140,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	138,652
70,000	Edison Mission Energy, 7.00%, 05/15/17	63,000
90,000	Edison Mission Energy, 7.20%, 05/15/19	79,200
40,000	Edison Mission Energy, 7.63%, 05/15/27	32,400
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	9,025
1,150,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17 (12)	971,751
5,000	Exelon Corp., 5.63%, 06/15/35 (5)	3,878
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	160,763
125,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	116,218
100,000	NRG Energy, Inc., 7.25%, 02/01/14	92,750
10,000	NRG Energy, Inc., 7.38%, 02/01/16	9,000
10,000	NRG Energy, Inc., 7.38%, 01/15/17	9,100

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	$79,441
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	51,179
210,000	TXU Corp., Series P, 5.55%, 11/15/14	156,714
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	66,872
310,000	TXU Corp., Series R, 6.55%, 11/15/34	190,477

		2,742,703

	Total Corporate Bonds and Notes (Cost $69,273,065)	54,311,243

	Preferred Corporate Bonds and Notes — 0.3%
	Banks and Financial Services — 0.1%
190,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1) (5)	150,455
40,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual (1) (5)	32,318
90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1) (5)	68,136
20,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	8,786
200,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1) (9)	20

		259,715

	Insurance — 0.2%
430,000	MetLife, Inc., 6.40%, 12/15/36	268,077
250,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37 (1)	192,284

		460,361

	Total Preferred Corporate Bonds and Notes (Cost $1,187,343)	720,076

Shares

	Preferred Stocks — 0.0%
	Banks and Financial Services
600	Fannie Mae, Series O, Floating Rate, 7.00%, (2)	1,680
10,800	Fannie Mae, Series S, Variable Rate, 8.25%, (1) (8)	23,544
14,925	Freddie Mac, Series Z, Variable Rate, 8.38%, (1)	24,328

	Total Preferred Stocks (Cost $675,045)	49,552

Principal		Value

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	$26,350

	Municipal Bonds — 0.5%
	Virginia
1,144,036	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,125,719)	1,144,127

	Foreign Government Obligations — 0.2%
450,000	AID-Israel (Israel), 5.50%, 04/26/24 (Cost $445,368)	487,593

Contracts

	Purchased Call Options — 0.0%
99	Euribor Future, Expiring December 2008 @ 96 (Cost $51,360)	92,334

Principal

	Securities Lending Collateral — 0.8%
$1,611,655	Securities Lending Collateral Investment (Note 3) (Cost $1,611,655)	1,611,655

	Total Securities (Cost $253,098,579)	224,890,024

	Repurchase Agreements — 1.2%
2,647,264	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $2,647,341 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $2,705,498) (Cost $2,647,264)	2,647,264

	Total Investments before Call and Put Options Written — 106.2% (Cost $255,745,843)	227,537,288

Contracts

	Call Options Written — (0.0)%
(5)	Eurodollar Future, Expiring September 2009 @ 97.63	(3,219)
(28)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 117	(30,188)
(13)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 118	(10,562)

	Total Call Options Written (Premium $33,271)	(43,969)

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Contracts		Value

	Put Options Written — (0.0)%
(32)	Eurodollar Interest Rate Future, Expiring March 2009 @ 96.75	$(24,600)
(15)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 111	(10,547)
(13)	US Treasury Note (10 Year) December Future, Expiring November 2008 @ 112	(12,391)

	Total Put Options Written (Premium $37,680)	(47,538)

	Total Investments net of Call and Put Options Written — 106.2% (Cost $255,674,892)	227,445,781
	Liabilities less other assets — (6.2)%	(13,257,354)

	Net Assets — 100.0%	$214,188,427

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $255,745,843.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$5,817,239
Gross unrealized depreciation	(34,025,794)

Net unrealized depreciation	$(28,208,555)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 99.2%
	Advertising — 0.7%
1,787,000	Interpublic Group of Companies, Inc. (The) *	$13,849,250

	Aerospace and Defense — 0.3%
91,400	Northrop Grumman Corp.	5,533,356

	Apparel: Manufacturing and Retail — 1.1%
1,278,800	Gap, Inc. (The)	22,737,064

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.9%
154,727	Autoliv, Inc.	5,222,036
1,383,045	General Motors Corp. (8)	13,069,776

		18,291,812

	Banks and Financial Services — 12.0%
351,600	American Express Company (8)	12,457,188
1,142,082	Bank of America Corp.	39,972,870
2,486,870	Citigroup, Inc.	51,005,704
35,000	Deutsche Bank AG (Germany) (8)	2,547,650
6,200	Fifth Third Bancorp	73,780
126,200	Goldman Sachs Group, Inc. (The)	16,153,600
1,869,140	JPMorgan Chase & Company	87,288,838
555,000	Morgan Stanley	12,765,000
215,800	SunTrust Banks, Inc.	9,708,842
134,000	Wells Fargo & Company (8)	5,029,020

		237,002,492

	Broadcast Services/Media — 4.6%
813,500	CBS Corp. — Class B	11,860,830
1,523,300	Comcast Corp. — Class A	29,902,379
3,420,800	Time Warner, Inc.	44,846,688
200,000	Viacom, Inc. — Class B *	4,968,000

		91,577,897

	Chemicals — 1.5%
530,000	Dow Chemical Company (The)	16,843,400
92,155	Eastman Chemical Company	5,074,054
200,000	EI du Pont de Nemours and Company	8,060,000

		29,977,454

	Computer Equipment, Software and Services — 3.9%
1,284,600	Dell, Inc. * (8)	21,170,208
215,800	Hewlett-Packard Company	9,978,592
327,100	International Business Machines Corp.	38,257,616
388,600	Western Digital Corp. *	8,284,952

		77,691,368

	Construction Services and Supplies — 0.2%
109,500	Centex Corp.	1,773,900
110,000	KB HOME (8)	2,164,800

		3,938,700

	Consumer Goods and Services — 4.6%
506,000	Altria Group, Inc.	10,039,040
115,000	Black & Decker Corp. (The)	6,986,250
549,500	Kimberly-Clark Corp.	35,629,580
368,000	Philip Morris International, Inc.	17,700,800
288,000	Procter & Gamble Company (The)	20,070,720

		90,426,390

	Containers and Packaging — 0.2%
122,000	Owens-Illinois, Inc. *	3,586,800

	Diversified Operations and Services — 3.4%
2,605,400	General Electric Company	66,437,700

	Electronics — 3.5%
125,116	Arrow Electronics, Inc. *	3,280,542
65,000	Avnet, Inc. *	1,600,950
3,649,410	Flextronics International, Ltd. (Singapore) *	25,837,822
1,939,177	Sanmina-SCI Corp. *	2,714,848
517,000	Sony Corp. (ADR) (Japan) (8)	15,959,790
726,650	Tyco Electronics, Ltd. (Bermuda)	20,099,139

		69,493,091

	Environmental Waste Management and Recycling Services — 0.5%
345,000	Waste Management, Inc.	10,864,050

	Food and Beverage — 4.1%
720,800	Dean Foods Company *	16,837,888
60,000	Kellogg Company	3,366,000
1,112,400	Kraft Foods, Inc. — Class A	36,431,100
70,000	Molson Coors Brewing Company — Class B	3,272,500
1,668,805	Sara Lee Corp.	21,077,007
97,595	Tyson Foods, Inc. — Class A	1,165,284

		82,149,779

	Insurance — 7.2%
311,500	Aetna, Inc.	11,248,265

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

446,000	Allstate Corp. (The)	$20,569,520
942,700	American International Group, Inc.	3,139,191
72,000	Fidelity National Financial, Inc. — Class A (8)	1,058,400
550,000	Genworth Financial, Inc. — Class A	4,735,500
220,000	Hartford Financial Services Group, Inc. (The)	9,017,800
325,200	MetLife, Inc.	18,211,200
61,566	PartnerRe, Ltd. (Bermuda)	4,192,029
170,000	RenaissanceRe Holdings, Ltd. (Bermuda)	8,840,000
1,234,238	Travelers Companies, Inc. (The) (8)	55,787,558
313,000	XL Capital, Ltd. — Class A (Cayman Islands) (8)	5,615,220

		142,414,683

	Machinery — 0.2%
82,000	Caterpillar, Inc.	4,887,200

	Manufacturing — 2.2%
483,000	Honeywell International, Inc.	20,068,650
592,950	Smurfit-Stone Container Corp. *	2,786,865
564,350	Tyco International, Ltd. (Bermuda)	19,763,537

		42,619,052

	Medical Equipment, Supplies, and Services — 5.2%
1,798,100	Boston Scientific Corp. *	22,062,687
217,000	Cardinal Health, Inc.	10,693,760
733,800	Hologic, Inc. * (8)	14,184,354
290,000	Johnson & Johnson	20,091,200
120,000	McKesson Corp.	6,457,200
5,176,420	Tenet Healthcare Corp. *	28,729,131

		102,218,332

	Metals and Mining — 0.9%
547,700	Alcoa, Inc.	12,367,066
121,000	ArcelorMittal (Luxembourg) (8)	5,974,980

		18,342,046

	Oil, Coal and Gas — 15.3%
157,000	Apache Corp.	16,371,960
275,000	BP PLC (ADR) (United Kingdom)	13,796,750
1,084,700	Chevron Corp.	89,466,056
1,081,802	ConocoPhillips	79,241,997
157,400	Devon Energy Corp.	14,354,880
722,000	Exxon Mobil Corp.	56,070,520
78,000	Occidental Petroleum Corp.	5,495,100
234,600	Total SA (ADR) (France)	14,235,528
374,600	Valero Energy Corp.	11,350,380

		300,383,171

	Paper and Forest Products — 1.8%
1,112,500	Louisiana-Pacific Corp.	10,346,250
1,046,700	MeadWestvaco Corp.	24,398,577

		34,744,827

	Pharmaceuticals/Research and Development — 8.3%
218,234	AmerisourceBergen Corp.	8,216,510
111,000	Amgen, Inc. *	6,578,970
744,000	Bristol-Myers Squibb Company	15,512,400
611,300	Merck & Company, Inc.	19,292,628
3,768,900	Pfizer, Inc.	69,498,516
130,000	Sanofi-Aventis (ADR) (France)	4,273,100
365,100	Schering-Plough Corp.	6,743,397
944,200	Watson Pharmaceuticals, Inc. *	26,909,700
205,000	Wyeth	7,572,700

		164,597,921

	Printing and Publishing — 0.2%
250,200	Gannett Company, Inc. (8)	4,230,882

	Retail — 1.8%
478,900	Home Depot, Inc. (The)	12,398,721
100,000	JC Penney Company, Inc.	3,334,000
1,101,600	Macy’s, Inc.	19,806,768

		35,539,489

	Retail: Supermarkets — 1.9%
479,350	Kroger Company (The)	13,172,538
270,525	Safeway, Inc.	6,416,853
375,000	SUPERVALU, Inc. (8)	8,137,500
522,600	Whole Foods Market, Inc. (8)	10,467,678

		38,194,569

	Semiconductors — 2.0%
687,700	Intel Corp.	12,880,621
3,874,600	LSI Corp. *	20,767,856
475,330	NVIDIA Corp. *	5,090,784

		38,739,261

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 6.5%
2,420,355	AT&T, Inc.	$67,576,311
2,676,300	Motorola, Inc.	19,108,782
5,737,400	Qwest Communications International, Inc. (8)	18,531,802
1,907,818	Sprint Nextel Corp.	11,637,690
386,752	Verizon Communications, Inc.	12,410,872

		129,265,457

	Toys — 1.0%
1,113,500	Mattel, Inc.	20,087,540

	Transportation — 0.2%
50,000	Ryder System, Inc.	3,100,000

	Utilities — 3.0%
259,500	Ameren Corp.	10,128,285
992,780	American Electric Power Company, Inc.	36,762,643
109,100	Dominion Resources, Inc. — Virginia	4,667,298
150,000	Reliant Energy, Inc. *	1,102,500
165,800	Wisconsin Energy Corp.	7,444,420

		60,105,146

	Total Common Stocks (Cost $2,356,657,446)	1,963,026,779

Principal

	Securities Lending Collateral — 5.7%
$113,396,626	Securities Lending Collateral Investment (Note 3) (Cost $113,396,626)	113,396,626

	Total Securities (Cost $2,470,054,072)	2,076,423,405

	Repurchase Agreements — 0.3%
6,625,221	With State Street Bank & Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $6,625,414 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $6,766,235) (Cost $6,625,221)	6,625,221

	Total Investments — 105.2% (Cost $2,476,679,293)	2,083,048,626
	Liabilities less other assets — (5.2)%	(103,066,090)

	Net Assets — 100.0%	$1,979,982,536

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $2,476,679,293.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$159,673,411
Gross unrealized depreciation	(553,304,078)

Net unrealized depreciation	$(393,630,667)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.4%
	Advertising — 2.1%
197,300	Interpublic Group of Companies, Inc. (The) *	$1,529,075
67,500	RH Donnelley Corp. * (8)	134,325

		1,663,400

	Aerospace and Defense — 2.9%
28,800	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)	777,888
25,100	Northrop Grumman Corp.	1,519,554

		2,297,442

	Apparel: Manufacturing and Retail — 2.5%
68,500	Gap, Inc. (The)	1,217,930
40,400	Limited Brands, Inc.	699,728

		1,917,658

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.5%
31,300	PACCAR, Inc.	1,195,347

	Banks and Financial Services — 15.7%
10,900	American Express Company	386,187
109,755	Bank of America Corp.	3,841,425
900	Capital One Financial Corp.	45,900
135,500	Citigroup, Inc.	2,779,105
10,200	Comerica, Inc.	334,458
53,800	JPMorgan Chase & Company	2,512,460
65,775	KeyCorp (8)	785,354
605,900	National City Corp.	1,060,325
180,100	Wachovia Corp. (8)	630,350

		12,375,564

	Chemicals — 4.5%
102,700	Dow Chemical Company (The)	3,263,806
3,900	Eastman Chemical Company	214,734

		3,478,540

	Computer Equipment, Software and Services — 11.6%
187,666	CA, Inc.	3,745,813
129,900	Microsoft Corp.	3,467,031
90,700	Oracle Corp. *	1,842,117

		9,054,961

	Consumer Goods and Services — 5.1%
82,200	Philip Morris International, Inc.	3,953,820

	Electronics — 2.7%
76,750	Tyco Electronics, Ltd. (Bermuda)	2,122,905

	Food and Beverage — 1.8%
25,900	Coca-Cola Company (The)	1,369,592

	Insurance — 8.4%
77,000	Conseco, Inc. *	271,040
106,400	Genworth Financial, Inc. — Class A	916,104
24,359	MetLife, Inc.	1,364,104
20,500	Travelers Companies, Inc. (The)	926,600
52,400	UnumProvident Corp.	1,315,240
98,700	XL Capital, Ltd. – Class A (Cayman Islands) (8)	1,770,678

		6,563,766

	Manufacturing — 2.4%
54,250	Tyco International, Ltd. (Bermuda)	1,899,835

	Medical Equipment, Supplies, and Services — 1.9%
12,750	Covidien, Ltd. (Bermuda)	685,440
11,300	Johnson & Johnson	782,864

		1,468,304

	Oil, Coal and Gas — 6.9%
10,000	Exxon Mobil Corp.	776,600
71,200	Royal Dutch Shell PLC – Class B (ADR) (United Kingdom) (8)	4,064,808
16,100	Sunoco, Inc.	572,838

		5,414,246

	Pharmaceuticals/Research and Development — 11.7%
73,600	Bristol-Myers Squibb Company	1,534,560
39,100	Eli Lilly and Company	1,721,573
55,400	Merck & Company, Inc.	1,748,424
107,700	Pfizer, Inc.	1,985,988
115,600	Schering-Plough Corp.	2,135,132

		9,125,677

	Retail — 6.3%
101,652	Home Depot, Inc. (The)	2,631,770
32,100	JC Penney Company, Inc.	1,070,214
20,000	Wal-Mart Stores, Inc.	1,197,800

		4,899,784

	Retail: Supermarkets — 2.1%
69,200	Safeway, Inc.	1,641,424

	Telecommunications Equipment and Services — 1.4%
282,700	Alcatel-Lucent (ADR) (France) *	1,085,568

	Transportation — 1.4%
13,400	FedEx Corp.	1,059,136

	Utilities — 5.5%
11,200	Entergy Corp.	996,912
32,600	Exelon Corp.	2,041,412
24,600	FPL Group, Inc.	1,237,380

		4,275,704

	Total Common Stocks (Cost $98,335,554)	76,862,673

See notes to portfolio of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Preferred Stocks — 0.0%
	Banks and Financial Services
369,700	Washington Mutual, Inc., Series S, 14.00% (14) (Cost $3,234,875)	$30,315

Principal

	Securities Lending Collateral — 6.8%
$5,311,950	Securities Lending Collateral Investment (Note 3) (Cost $5,311,950)	5,311,950

	Total Securities (Cost $106,882,379)	82,204,938

	Repurchase Agreements — 1.3%
1,038,785	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $1,038,815 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $1,061,273) (Cost $1,038,785)	1,038,785

	Total Investments — 106.5% (Cost $107,921,164)	83,243,723
	Liabilities less other assets — (6.5)%	(5,109,005)

	Net Assets — 100.0%	$78,134,718

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $107,921,164.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,272,941
Gross unrealized depreciation	(25,950,382)

Net unrealized depreciation	$(24,677,441)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolio of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.1%
	Aerospace and Defense — 3.6%
54,450	Goodrich Corp.	$2,265,120
37,525	L-3 Communications Holdings, Inc.	3,689,458
32,461	Lockheed Martin Corp.	3,559,998
33,800	Northrop Grumman Corp.	2,046,252
41,600	Raytheon Company	2,226,016

		13,786,844

	Agriculture — 0.5%
17,163	Monsanto Company	1,698,794
6,150	Mosaic Company (The)	418,323

		2,117,117

	Apparel: Manufacturing and Retail — 1.7%
29,300	Aeropostale, Inc. * (8)	940,823
57,200	Coach, Inc. *	1,432,288
41,800	Gap, Inc. (The)	743,204
23,125	NIKE, Inc. — Class B	1,547,062
22,775	Ross Stores, Inc.	838,348
12,025	VF Corp.	929,653

		6,431,378

	Automobile: Rental — 0.2%
96,600	Hertz Global Holdings, Inc. *	731,262

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.9%
30,100	Autoliv, Inc.	1,015,875
9,850	AutoZone, Inc. *	1,214,899
67,600	TRW Automotive Holdings Corp. *	1,075,516

		3,306,290

	Banks and Financial Services — 8.8%
57,400	Ameriprise Financial, Inc. (8)	2,192,680
41,200	Bank of America Corp.	1,442,000
47,900	Capital One Financial Corp.	2,442,900
105,850	Charles Schwab Corp. (The)	2,752,100
26,900	Credicorp, Ltd. (Bermuda)	1,674,525
24,600	Franklin Resources, Inc.	2,167,998
28,325	Goldman Sachs Group, Inc. (The)	3,625,600
63,500	Hudson City Bancorp, Inc.	1,171,575
101,500	JPMorgan Chase & Company	4,740,049
5,675	MasterCard, Inc. — Class A (8)	1,006,348
40,200	Morgan Stanley	924,600
11,150	Northern Trust Corp.	805,030
11,900	PNC Financial Services Group, Inc.	888,930
143,900	Regions Financial Corp. (8)	1,381,440
26,200	SunTrust Banks, Inc.	1,178,738
38,125	T Rowe Price Group, Inc.	2,047,694
58,800	TD Ameritrade Holding Corp. *	952,560
21,400	Visa, Inc. — Class A	1,313,746
50,000	Western Union Company	1,233,500

		33,942,013

	Broadcast Services/Media — 2.9%
152,275	DIRECTV Group, Inc. (The) *	3,985,037
64,400	Shaw Communications, Inc. — Class B (Canada)	1,309,252
353,523	Time Warner, Inc.	4,634,686
35,875	Walt Disney Company (The)	1,101,004

		11,029,979

	Business Services and Supplies — 1.3%
38,975	Accenture, Ltd. — Class A (Bermuda)	1,481,050
77,588	Hewitt Associates, Inc. — Class A *	2,827,307
30,700	SEI Investments Company	681,540

		4,989,897

	Chemicals — 1.5%
49,056	Celanese Corp. — Series A	1,369,153
50,500	Dow Chemical Company (The)	1,604,890
42,889	Lubrizol Corp. (The)	1,850,231
41,200	Methanex Corp. (Canada) (8)	819,468

		5,643,742

	Computer Equipment, Software and Services — 8.5%
21,300	Apple, Inc. *	2,420,958
62,618	BMC Software, Inc. *	1,792,753
19,800	Computer Sciences Corp. *	795,762
133,100	Hewlett-Packard Company	6,154,544
65,250	International Business Machines Corp.	7,631,640
346,700	Microsoft Corp.	9,253,422
170,770	Oracle Corp. *	3,468,339
64,125	Western Digital Corp. *	1,367,145

		32,884,563

	Construction Services and Supplies — 0.5%
17,000	Lennox International, Inc.	565,590
2,100	NVR, Inc. *	1,201,200

		1,766,790

	Consumer Goods and Services — 4.2%
52,725	Altria Group, Inc.	1,046,064
23,875	Colgate-Palmolive Company	1,798,981
54,775	Herbalife, Ltd. (Cayman Islands)	2,164,708
28,225	Jarden Corp. *	661,876
15,650	Lorillard, Inc.	1,113,498

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Consumer Goods and Services (continued)

49,825	Philip Morris International, Inc.	$2,396,583
100,725	Procter & Gamble Company (The)	7,019,525

		16,201,235

	Containers and Packaging — 0.1%
24,725	Packaging Corp. of America	573,126

	Diversified Operations and Services — 0.7%
102,500	General Electric Company	2,613,750

	Electronics — 0.4%
30,900	Avnet, Inc. *	761,067
96,900	Jabil Circuit, Inc.	924,426

		1,685,493

	Energy Services — 0.2%
3,100	First Solar, Inc. *	585,621

	Environmental Waste Management and Recycling Services — 0.4%
138,344	Allied Waste Industries, Inc. *	1,537,002

	Food and Beverage — 3.4%
64,825	Coca-Cola Company (The)	3,427,946
105,550	Constellation Brands, Inc. — Class A *	2,265,103
16,700	General Mills, Inc.	1,147,624
34,700	Kraft Foods, Inc. — Class A	1,136,425
79,085	Pepsi Bottling Group, Inc. (The)	2,306,909
36,800	PepsiAmericas, Inc.	762,496
65,400	Sysco Corp.	2,016,282

		13,062,785

	Insurance — 6.8%
15,425	ACE, Ltd. (Switzerland)	834,955
20,400	Aetna, Inc.	736,644
21,079	Aflac, Inc.	1,238,391
62,400	Allstate Corp. (The)	2,877,888
52,400	American Financial Group, Inc.	1,545,800
38,400	Assurant, Inc.	2,112,000
60,200	Axis Capital Holdings, Ltd. (Bermuda) (8)	1,908,942
51,100	Chubb Corp. (The)	2,805,390
34,200	Endurance Specialty Holdings, Ltd. (Bermuda)	1,057,464
54,200	MetLife, Inc.	3,035,201
14,500	PartnerRe, Ltd. (Bermuda) (8)	987,305
120,200	Progressive Corp. (The)	2,091,480
65,100	Travelers Companies, Inc. (The)	2,942,520
83,400	WR Berkley Corp.	1,964,070

		26,138,050

	Internet Services — 2.7%
120,287	Cisco Systems, Inc. *	2,713,674
20,098	eBay, Inc. *	449,793
5,869	Google, Inc. — Class A * (5)	2,350,652
26,300	Netflix, Inc. * (8)	812,144
13,600	Priceline.com, Inc. * (8)	930,648
114,100	Symantec Corp. *	2,234,078
48,575	Yahoo!, Inc. *	840,348

		10,331,337

	Leisure and Recreation — 0.2%
45,596	Royal Caribbean Cruises, Ltd. (Liberia)	946,117

	Machinery — 1.6%
24,050	AGCO Corp. *	1,024,771
35,575	Caterpillar, Inc.	2,120,270
52,838	Cummins, Inc.	2,310,077
18,400	Gardner Denver, Inc. *	638,848

		6,093,966

	Manufacturing — 1.1%
37,250	Cooper Industries, Ltd. — Class A (Bermuda)	1,488,138
14,200	Dover Corp.	575,810
13,700	Parker Hannifin Corp.	726,100
37,650	Tyco International, Ltd. (Bermuda)	1,318,503

		4,108,551

	Medical Equipment, Supplies, and Services — 6.1%
18,800	Baxter International, Inc.	1,233,844
16,434	Becton, Dickinson and Company	1,318,993
122,850	Boston Scientific Corp. *	1,507,370
45,700	Cardinal Health, Inc.	2,252,096
28,649	Invitrogen Corp. *	1,082,932
99,100	Johnson & Johnson	6,865,648
34,876	Kinetic Concepts, Inc. *	997,105
42,651	LifePoint Hospitals, Inc. *	1,370,803
34,200	McKesson Corp.	1,840,302
20,831	Medtronic, Inc.	1,043,633
84,500	UnitedHealth Group, Inc.	2,145,455
20,900	Varian Medical Systems, Inc. *	1,194,017
17,800	WellPoint, Inc. *	832,506

		23,684,704

	Metals and Mining — 1.8%
21,750	AK Steel Holding Corp.	563,760
37,000	Alcoa, Inc.	835,460
16,600	Freeport-McMoRan Copper & Gold, Inc.	943,710
28,500	Nucor Corp.	1,125,750
16,400	Reliance Steel & Aluminum Company	622,708

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Metals and Mining (continued)

58,475	Timken Company (The)	$1,657,766
16,400	United States Steel Corp.	1,272,804

		7,021,958

	Office Equipment, Supplies, and Services — 0.3%
30,900	Pitney Bowes, Inc.	1,027,734

	Oil, Coal and Gas — 13.3%
46,150	Chesapeake Energy Corp.	1,654,939
95,800	Chevron Corp.	7,901,583
25,500	Cimarex Energy Company	1,247,205
81,600	ConocoPhillips	5,977,200
18,260	ENSCO International, Inc.	1,052,324
175,050	Exxon Mobil Corp.	13,594,382
25,425	Massey Energy Company	906,910
16,400	Murphy Oil Corp.	1,051,896
41,200	Nabors Industries, Ltd. (Bermuda) *	1,026,704
25,045	Noble Corp. (Cayman Islands)	1,099,476
57,400	Occidental Petroleum Corp.	4,043,830
26,900	ONEOK, Inc.	925,360
52,050	Patterson-UTI Energy, Inc.	1,042,041
26,700	Petro-Canada (Canada) (8)	890,445
38,475	Schlumberger, Ltd. (Netherlands Antilles)	3,004,513
31,325	Spectra Energy Corp.	745,535
31,200	Superior Energy Services, Inc. *	971,568
11,548	Transocean, Inc. (Cayman Islands) *	1,268,432
74,075	W&T Offshore, Inc. (8)	2,021,507
3,800	Walter Industries, Inc.	180,310
42,258	Williams Companies, Inc. (The)	999,402

		51,605,562

	Pharmaceuticals/Research and Development — 6.4%
34,300	Abbott Laboratories	1,974,994
46,900	AmerisourceBergen Corp.	1,765,785
69,118	Amgen, Inc. *	4,096,624
21,535	Cephalon, Inc. *	1,668,747
18,732	Charles River Laboratories International, Inc. *	1,040,188
29,732	Express Scripts, Inc. *	2,194,816
29,200	Forest Laboratories, Inc. *	825,776
16,650	Gilead Sciences, Inc. *	758,907
85,900	King Pharmaceuticals, Inc. *	822,922
76,500	Merck & Company, Inc.	2,414,340
355,000	Pfizer, Inc.	6,546,200
19,900	Wyeth	735,106

		24,844,405

	Real Estate Investment Trusts — 0.3%
12,825	Simon Property Group, Inc.	1,244,025

	Retail — 3.1%
101,587	Big Lots, Inc. * (8)	2,827,166
26,324	GameStop Corp. — Class A *	900,544
50,900	Home Depot, Inc. (The)	1,317,801
39,800	Macy’s, Inc.	715,604
32,359	TJX Companies, Inc. (The)	987,597
87,018	Wal-Mart Stores, Inc.	5,211,508

		11,960,220

	Retail: Restaurants — 0.8%
52,275	McDonald’s Corp.	3,225,368

	Retail: Supermarkets — 1.4%
130,783	Kroger Company (The)	3,593,917
34,200	Safeway, Inc.	811,224
51,500	SUPERVALU, Inc.	1,117,550

		5,522,691

	Scientific and Technical Instruments — 0.3%
31,975	Applied Biosystems, Inc.	1,095,144

	Security Services — 0.3%
21,918	Brink’s Company (The)	1,337,436

	Semiconductors — 2.1%
78,475	Broadcom Corp. — Class A *	1,461,989
207,581	Intel Corp.	3,887,992
165,650	LSI Corp. *	887,884
58,000	Novellus Systems, Inc. *	1,139,120
38,700	Texas Instruments, Inc.	832,050

		8,209,035

	Telecommunications Equipment and Services — 3.6%
230,200	AT&T, Inc.	6,427,184
24,096	Embarq Corp.	977,093
67,425	QUALCOMM, Inc.	2,897,252
175,900	Sprint Nextel Corp. *	1,072,990
83,000	Verizon Communications, Inc.	2,663,470

		14,037,989

	Toys — 0.5%
52,600	Hasbro, Inc.	1,826,272

	Transportation — 2.3%
14,400	CSX Corp.	785,808
22,775	JB Hunt Transport Services, Inc.	760,002
51,300	Norfolk Southern Corp.	3,396,573
12,600	Overseas Shipholding Group, Inc.	734,706
19,625	Ryder System, Inc.	1,216,750
29,950	Union Pacific Corp.	2,131,242

		9,025,081

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Utilities — 3.3%
60,000	Alliant Energy Corp.	$1,932,600
57,175	CenterPoint Energy, Inc.	833,040
46,400	DTE Energy Company	1,861,568
87,701	Edison International	3,499,270
20,900	FirstEnergy Corp.	1,400,091
31,300	NRG Energy, Inc. *	774,675
45,000	Public Service Enterprise Group, Inc.	1,475,550
89,100	Sierra Pacific Resources	853,578

		12,630,372

	Total Common Stocks (Cost $423,927,231)	378,804,904

Principal

	Securities Lending Collateral — 3.5%
$13,626,878	Securities Lending Collateral Investment (Note 3) (Cost $13,626,878)	13,626,878

	Total Securities (Cost $437,554,109)	392,431,782

	Repurchase Agreements — 1.8%
6,816,354	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $6,816,553 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $6,955,570) (Cost $6,816,354)	6,816,354

	Total Investments — 103.4% (Cost $444,370,463)	399,248,136
	Liabilities less other assets — (3.4)%	(13,283,681)

	Net Assets — 100.0%	$385,964,455

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $444,370,463.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$11,959,081
Gross unrealized depreciation	(57,081,408)

Net unrealized depreciation	$(45,122,327)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 94.4%
	Advertising — 0.2%
303,900	Interpublic Group of Companies, Inc. (The) *	$2,355,225

	Aerospace and Defense — 5.4%
86,600	BE Aerospace, Inc. *	1,370,878
80,605	Boeing Company (The)	4,622,697
347,822	General Dynamics Corp.	25,606,656
271,808	Lockheed Martin Corp.	29,809,182
217,288	Raytheon Company	11,627,081
115,410	United Technologies Corp.	6,931,525

		79,968,019

	Agriculture — 2.8%
30,581	Agrium, Inc. (Canada)	1,714,982
9,700	CF Industries Holdings, Inc.	887,162
286,587	Monsanto Company	28,366,382
96,900	Mosaic Company (The)	6,591,138
30,900	Potash Corp. of Saskatchewan, Inc. (Canada)	4,079,109

		41,638,773

	Apparel: Manufacturing and Retail — 1.5%
71,500	Coach, Inc. *	1,790,360
114,400	Gap, Inc. (The)	2,034,032
125,700	Limited Brands, Inc.	2,177,124
209,803	NIKE, Inc. — Class B	14,035,821
69,500	Ross Stores, Inc.	2,558,295

		22,595,632

	Automobile: Retail — 0.1%
49,900	Copart, Inc. *	1,896,200

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
48,250	AutoZone, Inc. *	5,951,155

	Banks and Financial Services — 11.8%
28,119	American Express Company	996,256
279,775	Banco Itau Holding Financeira SA (ADR) (Brazil) (8)	4,896,063
488,872	Bank of America Corp.	17,110,520
207,569	Goldman Sachs Group, Inc. (The)	26,568,831
60,000	Hudson City Bancorp, Inc.	1,107,000
30,816,000	Industrial and Commercial Bank of China, Ltd. — Class H (China)	18,625,046
131,800	Invesco, Ltd. (Bermuda)	2,765,164
72,600	Janus Capital Group, Inc. (8)	1,762,728
248,971	JPMorgan Chase & Company	11,626,946
83,563	MasterCard, Inc. — Class A	14,818,227
26,100	Northern Trust Corp.	1,884,420
23,300	State Street Corp.	1,325,304
44,100	T Rowe Price Group, Inc.	2,368,611
470,718	US Bancorp	16,955,262
404,928	Visa, Inc. — Class A	24,858,530
59,900	Waddell & Reed Financial, Inc. — Class A	1,482,525
501,098	Wells Fargo & Company	18,806,208
271,300	Western Union Company	6,692,971

		174,650,612

	Broadcast Services/Media — 1.2%
24,100	Central European Media Enterprises, Ltd. — Class A (Bermuda) * (8)	1,576,140
41,264	Comcast Corp. — Class A	810,012
149,600	DIRECTV Group, Inc. (The) *	3,915,032
52,236	DreamWorks Animation SKG, Inc. — Class A *	1,642,822
184,200	News Corp. — Class A	2,208,558
43,200	Scripps Networks Interactive — Class A	1,568,592
158,151	Time Warner, Inc.	2,073,360
136,244	Viacom, Inc. — Class B *	3,384,301

		17,178,817

	Business Services and Supplies — 0.7%
196,355	Accenture, Ltd. — Class A (Bermuda)	7,461,490
50,300	Manpower, Inc.	2,170,948

		9,632,438

	Chemicals — 1.4%
195,842	Air Products & Chemicals, Inc.	13,413,218
73,550	FMC Corp.	3,779,735
39,300	Sigma-Aldrich Corp.	2,060,106
38,700	Terra Industries, Inc. (8)	1,137,780

		20,390,839

	Computer Equipment, Software and Services — 12.6%
136,200	Adobe Systems, Inc. *	5,375,814
268,676	Apple, Inc. *	30,537,714
42,400	Autodesk, Inc. *	1,422,520
86,800	Automatic Data Processing, Inc.	3,710,700
282,600	BMC Software, Inc. *	8,090,838
509,362	Cadence Design Systems, Inc. *	3,443,287
282,000	Dell, Inc. * (8)	4,647,360
41,700	DST Systems, Inc. * (8)	2,334,783
109,886	EMC Corp. *	1,314,237
241,513	Hewlett-Packard Company	11,167,561
266,936	International Business Machines Corp.	31,220,834
1,647,467	Microsoft Corp.	43,970,893

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

372,133	NetApp, Inc. *	$6,783,985
1,504,628	Oracle Corp. *	30,558,995

		184,579,521

	Construction Services and Supplies — 0.1%
1,900	NVR, Inc. *	1,086,800

	Consumer Goods and Services — 2.6%
151,102	Altria Group, Inc.	2,997,864
73,700	Colgate-Palmolive Company	5,553,295
54,800	Herbalife, Ltd. (Cayman Islands)	2,165,696
19,800	NBTY, Inc. *	584,496
467,655	Philip Morris International, Inc.	22,494,205
54,672	Procter & Gamble Company (The)	3,810,092
17,200	United Parcel Service, Inc. — Class B	1,081,708

		38,687,356

	Containers and Packaging — 0.1%
28,700	Ball Corp. (8)	1,133,363
29,000	Crown Holdings, Inc. *	644,090

		1,777,453

	Diversified Operations and Services — 0.1%
67,900	Textron, Inc.	1,988,112

	Education — 0.3%
62,400	Apollo Group, Inc. — Class A *	3,700,320
17,200	ITT Educational Services, Inc. *	1,391,652

		5,091,972

	Electronics — 0.7%
246,164	Emerson Electric Company	10,041,030
107,000	Jabil Circuit, Inc.	1,020,780

		11,061,810

	Engineering — 1.1%
158,800	Fluor Corp.	8,845,160
49,700	Foster Wheeler, Ltd. (Bermuda) *	1,794,667
96,724	Jacobs Engineering Group, Inc. *	5,253,080

		15,892,907

	Food and Beverage — 1.6%
32,500	Central European Distribution Corp. * (8)	1,475,825
133,204	Coca-Cola Company (The)	7,043,828
15,600	HJ Heinz Company	779,532
154,469	PepsiCo, Inc.	11,009,005
118,188	Sysco Corp.	3,643,736

		23,951,926

	Insurance — 0.3%
69,300	Aflac, Inc.	4,071,375

	Internet Services — 3.8%
1,501,280	Cisco Systems, Inc. *	33,868,877
29,744	Ctrip.com International, Ltd. (ADR) (Cayman Islands)	1,148,416
119,585	eBay, Inc. *	2,676,312
371,000	Giant Interactive Group, Inc. (ADR) (Cayman Islands) * (8)	2,470,860
12,892	Google, Inc. — Class A * (5)	5,163,504
25,100	Priceline.com, Inc. * (8)	1,717,593
117,700	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) * (8)	3,007,235
26,600	Sohu.com, Inc. *	1,482,950
101,800	VeriSign, Inc. *	2,654,944
150,100	Yahoo!, Inc. *	2,596,730

		56,787,421

	Leisure and Recreation — 2.0%
296,982	Las Vegas Sands Corp. * (8)	10,724,020
224,883	Wynn Resorts, Ltd. (8)	18,359,448

		29,083,468

	Machinery — 1.5%
48,200	AGCO Corp. *	2,053,802
40,200	Bucyrus International, Inc.	1,796,136
156,600	Caterpillar, Inc.	9,333,360
104,742	Cummins, Inc.	4,579,320
53,800	Joy Global, Inc.	2,428,532
91,400	Manitowoc Company, Inc. (The)	1,421,270

		21,612,420

	Manufacturing — 0.9%
20,200	3M Company	1,379,862
85,600	Dover Corp.	3,471,080
33,300	Eaton Corp.	1,870,794
30,879	Gamesa Corporacion Tecnologica, SA (Spain) (14)	1,057,975
58,522	Honeywell International, Inc.	2,431,589
74,700	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	2,328,399
17,479	Precision Castparts Corp.	1,376,996

		13,916,695

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Medical Equipment, Supplies, and Services — 3.8%
12,300	Baxter International, Inc.	$807,249
19,400	Becton, Dickinson and Company	1,557,044
72,705	Cardinal Health, Inc.	3,582,902
18,200	Edwards Lifesciences Corp. *	1,051,232
49,900	Gen-Probe, Inc. *	2,647,195
50,322	Humana, Inc. *	2,073,266
15,925	Intuitive Surgical, Inc. *	3,837,607
155,500	Invitrogen Corp. *	5,877,900
152,135	Johnson & Johnson	10,539,913
48,000	Kinetic Concepts, Inc. *	1,372,320
64,415	McKesson Corp.	3,466,171
198,399	Medtronic, Inc.	9,939,790
59,429	Stryker Corp.	3,702,427
38,100	Techne Corp. *	2,747,772
39,200	VCA Antech, Inc. *	1,155,224
25,900	WellPoint, Inc. *	1,211,343

		55,569,355

	Metals and Mining — 0.9%
59,828	AK Steel Holding Corp.	1,550,742
51,100	Alcoa, Inc.	1,153,838
71,217	Freeport-McMoRan Copper & Gold, Inc.	4,048,686
57,500	Newmont Mining Corp.	2,228,700
45,100	Nucor Corp.	1,781,450
92,051	Southern Copper Corp. (8)	1,756,333
18,600	United States Steel Corp.	1,443,546

		13,963,295

	Office Equipment, Supplies, and Services — 0.1%
39,400	Pitney Bowes, Inc.	1,310,444

	Oil, Coal and Gas — 9.3%
48,900	Anadarko Petroleum Corp.	2,372,139
37,500	Canadian Natural Resources, Ltd. (Canada)	2,567,250
119,100	Denbury Resources, Inc. *	2,267,664
68,654	Diamond Offshore Drilling, Inc.	7,075,481
39,600	Encore Acquisition Company *	1,654,488
42,300	ENSCO International, Inc.	2,437,749
103,793	Exxon Mobil Corp.	8,060,564
43,300	FMC Technologies, Inc. *	2,015,615
76,300	Forest Oil Corp. *	3,784,480
60,900	Hess Corp.	4,998,672
30,100	Murphy Oil Corp.	1,930,614
73,468	Noble Corp. (Cayman Islands)	3,225,245
46,500	Noble Energy, Inc.	2,584,935
198,700	Occidental Petroleum Corp.	13,998,415
36,700	Oil States International, Inc. *	1,297,345
32,600	Patterson-UTI Energy, Inc.	652,652
93,795	Peabody Energy Corp.	4,220,775
243,703	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	10,710,747
20,800	Plains Exploration & Production Company *	731,328
46,100	Praxair, Inc.	3,307,214
192,469	Schlumberger, Ltd. (Netherlands Antilles)	15,029,904
94,800	Smith International, Inc.	5,559,072
71,600	Southwestern Energy Company *	2,186,664
43,600	Superior Energy Services, Inc. *	1,357,704
70,300	Tesoro Corp. (8)	1,159,247
153,062	Transocean, Inc. (Cayman Islands) *	16,812,331
37,800	Unit Corp. *	1,883,196
54,800	W&T Offshore, Inc. (8)	1,495,492
32,100	Weatherford International, Ltd. (Bermuda) *	806,994
12,700	Whiting Petroleum Corp. *	905,002
8,400	Williams Companies, Inc. (The)	198,660
228,152	XTO Energy, Inc.	10,613,631

		137,901,269

	Pharmaceuticals/Research and Development — 8.3%
322,891	Abbott Laboratories	18,592,064
59,788	AmerisourceBergen Corp.	2,251,018
75,040	Amylin Pharmaceuticals, Inc. * (8)	1,517,309
133,400	AstraZeneca PLC (ADR) (United Kingdom) (8)	5,853,592
43,550	Bristol-Myers Squibb Company	908,018
20,200	Celgene Corp. *	1,278,256
53,200	Elan Corp. PLC (ADR) (Ireland) * (8)	567,644
392,559	Eli Lilly and Company	17,284,373
92,500	Endo Pharmaceuticals Holdings, Inc. *	1,850,000
49,320	Express Scripts, Inc. *	3,640,802
343,844	Genentech, Inc. *	30,492,086
175,895	Gilead Sciences, Inc. *	8,017,294
88,900	Medco Health Solutions, Inc. *	4,000,500
538,873	Merck & Company, Inc.	17,006,832
30,100	Perrigo Company	1,157,646
50,600	Pharmaceutical Product Development, Inc.	2,092,310
67,900	Sepracor, Inc. *	1,243,249
22,030	Shionogi & Company, Ltd. (Japan) (14)	446,204

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

38,300	Watson Pharmaceuticals, Inc. *	$1,091,550
83,500	Wyeth	3,084,490

		122,375,237

	Real Estate Investment Trusts — 0.2%
11,000	Essex Property Trust, Inc.	1,301,630
65,500	General Growth Properties, Inc.	989,050

		2,290,680

	Retail — 5.1%
65,800	Big Lots, Inc. * (8)	1,831,214
74,400	Costco Wholesale Corp.	4,830,792
778,871	CVS Caremark Corp.	26,216,798
727,714	Lowe’s Companies, Inc.	17,239,545
119,578	Target Corp.	5,865,301
260,700	TJX Companies, Inc. (The)	7,956,564
199,932	Wal-Mart Stores, Inc.	11,973,927

		75,914,141

	Retail: Restaurants — 2.9%
699,381	McDonald’s Corp.	43,151,808

	Retail: Supermarkets — 0.0%
22,900	Kroger Company (The)	629,292

	Rubber Products — 0.1%
75,400	Goodyear Tire & Rubber Company (The) *	1,154,374

	Scientific and Technical Instruments — 0.4%
208,200	PerkinElmer, Inc.	5,198,754
16,000	Waters Corp. *	930,880

		6,129,634

	Security Services — 0.1%
24,500	Brink’s Company (The)	1,494,990

	Semiconductors — 3.5%
839,435	Altera Corp. (8)	17,359,515
63,400	Analog Devices, Inc.	1,670,590
55,900	Broadcom Corp. — Class A *	1,041,417
366,274	Emulex Corp. *	3,908,144
612,044	Intel Corp.	11,463,584
114,400	Intersil Corp. — Class A	1,896,752
69,700	Microchip Technology, Inc. (8)	2,051,271
301,400	QLogic Corp. *	4,629,504
123,829	Texas Instruments, Inc.	2,662,324
238,100	Xilinx, Inc.	5,583,445

		52,266,546

	Telecommunications Equipment and Services — 2.4%
78,958	Brasil Telecom SA (ADR) (Brazil) (8)	1,727,601
108,779	China Mobile, Ltd. (ADR) (Hong Kong)	5,447,652
102,808	Corning, Inc.	1,607,917
32,000	Crown Castle International Corp. *	927,040
25,591	Nortel Networks Corp. (Canada) *	57,324
419,239	QUALCOMM, Inc.	18,014,700
472,200	Qwest Communications International, Inc. (8)	1,525,206
25,800	Research In Motion, Ltd. (Canada) *	1,762,140
78,300	Telephone and Data Systems, Inc.	2,799,225
87,900	Windstream Corp.	961,626

		34,830,431

	Toys — 0.4%
67,702	Hasbro, Inc.	2,350,613
8,903	Nintendo Company, Ltd. (Japan) (14)	3,776,420

		6,127,033

	Transportation — 3.4%
34,100	CH Robinson Worldwide, Inc. (8)	1,737,736
31,100	Frontline, Ltd. (Bermuda) (8)	1,494,977
259,097	Norfolk Southern Corp.	17,154,812
424,701	Union Pacific Corp.	30,221,724

		50,609,249

	Utilities — 0.3%
90,400	CenterPoint Energy, Inc.	1,317,128
10,400	Entergy Corp.	925,704
29,300	Exelon Corp.	1,834,766

		4,077,598

	Total Common Stocks (Cost $1,519,432,263)	1,395,642,322

Principal

	Securities Lending Collateral — 4.9%
$72,495,616	Securities Lending Collateral Investment (Note 3) (Cost $72,495,616)	72,495,616

	Total Securities (Cost $1,591,927,879)	1,468,137,938

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements — 3.5%
$51,738,833	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $51,740,342 (Collateralized by various US Treasury Bills, 0.19%-0.36%, due 01/15/09-02/19/09, with a total value of $52,778,648) (Cost $51,738,833)	$51,738,833

	Total Investments — 102.8% (Cost $1,643,666,712)	1,519,876,771
	Liabilities less other assets — (2.8)%	(41,553,940)

	Net Assets — 100.0%	$1,478,322,831

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $1,643,666,712.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$84,112,635
Gross unrealized depreciation	(207,902,576)

Net unrealized depreciation	$(123,789,941)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 99.6%
	Agriculture — 1.7%
43,820	Monsanto Company	$4,337,304

	Apparel: Manufacturing and Retail — 2.9%
114,870	Guess?, Inc.	3,996,327
108,710	Urban Outfitters, Inc. * (8)	3,464,588

		7,460,915

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.4%
97,970	Harley-Davidson, Inc.	3,654,281

	Banks and Financial Services — 9.5%
41,520	Goldman Sachs Group, Inc. (The)	5,314,560
214,690	Hudson City Bancorp, Inc.	3,961,031
210,000	People’s United Financial, Inc.	4,042,500
76,320	T Rowe Price Group, Inc.	4,099,147
108,000	US Bancorp	3,890,160
45,790	Visa, Inc. – Class A	2,811,048

		24,118,446

	Broadcast Services/Media — 1.4%
181,560	Comcast Corp. – Class A	3,564,023

	Business Services and Supplies — 2.7%
36,700	FTI Consulting, Inc. *	2,651,208
170,045	Robert Half International, Inc.	4,208,614

		6,859,822

	Computer Equipment, Software and Services — 11.0%
148,900	Activision Blizzard, Inc. *	2,297,527
119,120	Adobe Systems, Inc. *	4,701,666
88,240	Apple, Inc. *	10,029,358
156,490	Hewlett-Packard Company	7,236,098
77,700	Salesforce.com, Inc. *	3,760,680

		28,025,329

	Construction Services and Supplies — 2.0%
5,793	NVR, Inc. *	3,313,596
132,500	Pulte Homes, Inc. (8)	1,851,025

		5,164,621

	Consumer Goods and Services — 2.8%
48,970	Estee Lauder Companies, Inc. (The) – Class A	2,444,093
71,300	Kimberly-Clark Corp.	4,623,092

		7,067,185

	Containers and Packaging — 1.5%
151,640	Pactiv Corp. *	3,765,221

	Energy Services — 2.9%
18,990	First Solar, Inc. *	3,587,401
54,600	SunPower Corp. – Class A * (8)	3,872,778

		7,460,179

	Engineering — 0.7%
30,320	Fluor Corp.	1,688,824

	Environmental Waste Management and Recycling Services — 1.4%
60,360	Stericycle, Inc. *	3,555,808

	Insurance — 1.4%
111,790	Marsh & McLennan Companies, Inc.	3,550,450

	Internet Services — 9.9%
40,840	Amazon.com, Inc. *	2,971,518
13,800	Baidu.com, Inc. (ADR) (Cayman Islands) *	3,425,574
144,010	F5 Networks, Inc. *	3,366,954
28,270	Google, Inc. – Class A *	11,322,701
198,000	Juniper Networks, Inc. *	4,171,860

		25,258,607

	Leisure and Recreation — 0.9%
76,930	MGM MIRAGE * (8)	2,192,505

	Machinery — 1.5%
44,500	Cummins, Inc.	1,945,540
38,350	Deere & Company	1,898,325

		3,843,865

	Manufacturing — 3.2%
61,990	Pentair, Inc.	2,142,994
46,000	Siemens AG (ADR) (Germany)	4,318,940
31,550	Sherwin-Williams Company (The)	1,803,398

		8,265,332

	Medical Equipment, Supplies, and Services — 4.6%
71,690	Baxter International, Inc.	4,705,014
94,720	Illumina, Inc. * (8)	3,839,002
13,560	Intuitive Surgical, Inc. *	3,267,689

		11,811,705

	Oil, Coal and Gas — 3.6%
77,300	Schlumberger, Ltd. (Netherlands Antilles)	6,036,357
102,000	Valero Energy Corp.	3,090,600

		9,126,957

	Paper and Forest Products — 0.9%
87,000	International Paper Company	2,277,660

	Pharmaceuticals/Research and Development — 10.8%
95,300	Alexion Pharmaceuticals, Inc. *	3,745,290
43,000	Allergan, Inc.	2,214,500
86,420	Charles River Laboratories International, Inc. *	4,798,903
42,680	Express Scripts, Inc. *	3,150,638
67,250	Genzyme Corp. *	5,439,853

See notes to portfolios of investments.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

122,030	Gilead Sciences, Inc. *	$5,562,126
24,000	United Therapeutics Corp. *	2,524,080

		27,435,390

	Retail — 3.8%
110,800	CVS Caremark Corp.	3,729,528
67,800	Kohl’s Corp. *	3,124,224
120,000	Staples, Inc.	2,700,000

		9,553,752

	Scientific and Technical Instruments — 0.9%
43,120	Thermo Fisher Scientific, Inc. *	2,371,600

	Semiconductors — 9.9%
392,590	Applied Materials, Inc. (8)	5,939,887
248,020	Broadcom Corp. — Class A *	4,620,613
407,000	Intel Corp.	7,623,109
79,760	Lam Research Corp. * (8)	2,511,642
193,270	Xilinx, Inc.	4,532,182

		25,227,433

	Telecommunications Equipment and Services — 5.2%
92,000	NII Holdings, Inc. * (8)	3,488,640
225,490	QUALCOMM, Inc.	9,689,305

		13,177,945

	Transportation — 1.1%
39,790	Union Pacific Corp.	2,831,456

	Total Common Stocks (Cost $274,453,466)	253,646,615

Principal

	Securities Lending Collateral — 8.7%
$22,045,290	Securities Lending Collateral Investment (Note 3) (Cost $22,045,290)	22,045,290

	Total Securities (Cost $296,498,756)	275,691,905

	Repurchase Agreements — 0.7%
1,888,374	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $1,888,429 (Collateralized by US Treasury Bill, 0.19%, due 01/15/09, with a value of $1,930,163) (Cost $1,888,374)	1,888,374

	Total Investments — 109.0% (Cost $298,387,130)	277,580,279
	Liabilities less other assets — (9.0)%	(22,964,547)

	Net Assets — 100.0%	$254,615,732

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $298,387,130.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$11,197,493
Gross unrealized depreciation	(32,004,344)

Net unrealized depreciation	$(20,806,851)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.5%
	Advertising — 0.9%
158,416	Interpublic Group of Companies, Inc. (The) *	$1,227,724
169,700	Omnicom Group, Inc.	6,543,632

		7,771,356

	Aerospace and Defense — 1.7%
295,313	Goodrich Corp.	12,285,021
21,200	Raytheon Company	1,134,412
38,475	Spirit AeroSystems Holdings, Inc. — Class A *	618,293

		14,037,726

	Airlines — 0.4%
79,431	AMR Corp. *	780,013
39,277	Continental Airlines, Inc. — Class B *	655,140
66,523	Delta Air Lines, Inc. * (8)	495,596
59,674	Northwest Airlines *	538,856
28,116	UAL Corp. (8)	247,140
84,798	US Airways Group, Inc. * (8)	511,332

		3,228,077

	Apparel: Manufacturing and Retail — 1.9%
60,100	Cato Corp. (The) — Class A	1,054,755
274,600	Coach, Inc. *	6,875,985
74,500	Foot Locker, Inc.	1,203,920
114,000	Jones Apparel Group, Inc.	2,110,140
48,456	Liz Claiborne, Inc.	796,132
18,611	Nordstrom, Inc. (8)	536,369
36,779	VF Corp.	2,843,384

		15,420,685

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 3.6%
83,200	American Axle & Manufacturing Holdings, Inc. (8)	445,952
206,669	ArvinMeritor, Inc. (8)	2,694,964
52,900	Autoliv, Inc.	1,785,375
1,024,471	Ford Motor Company * (8)	5,327,249
80,851	General Motors Corp. (8)	764,042
171,994	Genuine Parts Company	6,915,879
72,200	Harley-Davidson, Inc.	2,693,060
17,056	Johnson Controls, Inc.	517,308
9,728	Magna International, Inc. — Class A (Canada)	497,976
218,491	WABCO Holdings, Inc.	7,765,171

		29,406,976

	Banks and Financial Services — 7.3%
164,800	Advance America Cash Advance Centers, Inc.	492,752
54,600	Advanta Corp. — Class B	449,358
80,700	AmeriCredit Corp. * (8)	817,491
49,000	Ameriprise Financial, Inc. (8)	1,871,800
106,400	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	1,534,288
336,950	Bank of New York Mellon Corp.	10,977,831
96,000	CIT Group, Inc. (8)	668,160
128,400	Colonial BancGroup, Inc. (The) (8)	1,009,224
81,455	Comerica, Inc.	2,670,909
470,000	Fifth Third Bancorp (8)	5,593,000
185,700	Huntington Bancshares, Inc. (8)	1,483,743
314,462	Invesco, Ltd. (Bermuda)	6,597,413
430,900	KeyCorp (8)	5,144,946
14,700	Northern Trust Corp.	1,061,340
632,949	People’s United Financial, Inc.	12,184,269
88,500	PNC Financial Services Group, Inc.	6,610,950
44,500	Provident Bankshares Corp. (8)	432,095
94,379	Regions Financial Corp. (8)	906,038

		60,505,607

	Broadcast Services/Media — 0.4%
79,800	Belo Corp.	475,608
88,600	CBS Corp. — Class B	1,291,788
66,800	Viacom, Inc. — Class B *	1,659,312
166,400	Westwood One, Inc. *	91,520

		3,518,228

	Business Services and Supplies — 3.8%
118,000	Alliance Data Systems Corp. * (8)	7,478,840
35,493	Deluxe Corp.	510,744
109,861	Dun & Bradstreet Corp.	10,366,484
303,800	Fidelity National Information Services, Inc.	5,608,148
75,400	Kelly Services, Inc. — Class A	1,436,370
90,650	Manpower, Inc.	3,912,454
77,655	Ritchie Brothers Auctioneers, Inc. (Canada) (8)	1,814,021

		31,127,061

	Chemicals — 3.1%
94,334	Eastman Chemical Company	5,194,030
106,007	Lubrizol Corp. (The)	4,573,142
35,700	NewMarket Corp.	1,876,392
146,500	PolyOne Corp. *	944,925

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

104,914	PPG Industries, Inc.	$6,118,585
82,800	Rohm and Haas Company (8)	5,796,000
63,400	Valspar Corp. (The)	1,413,186

		25,916,260

	Computer Equipment, Software and Services — 6.1%
577,400	3Com Corp. *	1,345,342
321,508	BMC Software, Inc. *	9,204,774
300,529	Computer Sciences Corp. *	12,078,261
216,900	Electronic Arts, Inc. *	8,023,131
81,600	Lexmark International, Inc. — Class A *	2,657,712
428,050	Parametric Technology Corp. *	7,876,120
227,000	Seagate Technology (Cayman Islands)	2,751,240
122,500	Sun Microsystems, Inc. *	931,000
218,300	Teradata Corp. *	4,256,850
60,000	Western Digital Corp. *	1,279,200

		50,403,630

	Construction Services and Supplies — 0.7%
13,581	Centex Corp.	220,012
47,961	Chicago Bridge & Iron Company NV (the Netherlands)	922,770
21,349	DR Horton, Inc. (8)	277,964
12,649	Insituform Technologies, Inc. — Class A * (8)	189,229
13,255	KB HOME (8)	260,858
72,300	Lennox International, Inc.	2,405,422
37,200	Masco Corp.	667,368
18,753	Pulte Homes, Inc. (8)	261,979
26,174	USG Corp. * (8)	670,054

		5,875,656

	Consumer Goods and Services — 2.6%
59,400	American Greetings Corp. — Class A	908,226
45,000	Black & Decker Corp. (The)	2,733,750
55,900	Blyth, Inc.	633,906
62,000	Eastman Kodak Company	953,560
69,800	Ethan Allen Interiors, Inc. (8)	1,955,796
115,249	Lorillard, Inc.	8,199,966
18,853	Mohawk Industries, Inc. * (8)	1,270,504
61,820	Whirlpool Corp. (8)	4,901,708

		21,557,416

	Containers and Packaging — 1.4%
55,500	Bemis Company, Inc.	1,454,655
324,300	Pactiv Corp. *	8,052,369
77,700	Sonoco Products Company	2,306,136

		11,813,160

	Diversified Operations and Services — 1.4%
183,211	McDermott International, Inc. (Panama) *	4,681,041
241,831	Textron, Inc.	7,080,812

		11,761,853

	Electronics — 2.9%
185,900	Amphenol Corp. — Class A	7,462,025
162,400	Avnet, Inc. *	3,999,912
246,856	Celestica, Inc. (Canada) *	1,589,753
225,322	Flextronics International, Ltd. (Singapore) *	1,595,280
335,200	Sanmina-SCI Corp. *	469,280
55,600	Technitrol, Inc.	822,324
264,850	Tyco Electronics, Ltd. (Bermuda)	7,325,751
99,500	Vishay Intertechnology, Inc. *	658,690

		23,923,015

	Engineering — 0.3%
20,232	Fluor Corp.	1,126,922
9,922	Foster Wheeler, Ltd. (Bermuda) *	358,283
7,699	Jacobs Engineering Group, Inc. *	418,133
19,303	KBR, Inc.	294,757

		2,198,095

	Entertainment, Leisure and Recreation — 0.7%
93,716	National CineMedia, Inc.	1,035,562
126,914	Regal Entertainment Group — Class A (8)	2,002,703
140,509	Royal Caribbean Cruises, Ltd. (Liberia) (8)	2,915,561

		5,953,826

	Equipment Rental and Leasing — 0.1%
31,357	United Rentals, Inc. *	477,881

	Food and Beverage — 4.3%
73,350	Brown-Forman Corp. — Class B	5,267,264
226,600	Campbell Soup Company	8,746,759
123,900	ConAgra Foods, Inc.	2,411,094
130,200	Del Monte Foods Company	1,015,560
154,100	HJ Heinz Company	7,700,377
150,150	McCormick & Company, Inc.	5,773,268
95,600	Pepsi Bottling Group, Inc. (The)	2,788,652

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Food and Beverage (continued)

63,200	PepsiAmericas, Inc.	$1,309,504
44,708	Reddy Ice Holdings, Inc.	163,184
316	Seaboard Corp.	397,212

		35,572,874

	Insurance — 9.5%
31,908	ACE, Ltd. (Switzerland)	1,727,180
13,500	Allied World Assurance Holdings, Ltd. (Bermuda)	479,520
78,700	American Financial Group, Inc.	2,321,650
108,619	Aon Corp.	4,883,510
109,200	Aspen Insurance Holdings, Ltd. (Bermuda)	3,003,000
147,146	Assurant, Inc.	8,093,030
73,396	Axis Capital Holdings, Ltd. (Bermuda) (8)	2,327,387
39,400	Chubb Corp. (The)	2,163,060
31,800	CIGNA Corp.	1,080,564
78,380	Cincinnati Financial Corp.	2,229,127
101,527	Everest Re Group, Ltd. (Bermuda)	8,785,131
142,300	Genworth Financial, Inc. — Class A	1,225,203
70,100	Horace Mann Educators Corp.	902,187
104,900	IPC Holdings, Ltd. (Bermuda)	3,169,029
183,502	Lincoln National Corp.	7,855,721
21,220	Loews Corp.	837,978
305,009	Marsh & McLennan Companies, Inc.	9,687,085
56,300	MGIC Investment Corp. (8)	395,789
91,100	Nationwide Financial Services, Inc. — Class A	4,493,963
105,349	PartnerRe, Ltd. (Bermuda) (8)	7,173,213
41,700	Unitrin, Inc.	1,039,998
42,325	Willis Group Holdings, Ltd. (Bermuda) (8)	1,365,405
212,935	XL Capital, Ltd. — Class A (Cayman Islands) (8)	3,820,054

		79,058,784

	Internet Services — 0.2%
59,819	McAfee, Inc. *	2,031,453

	Machinery — 0.7%
26,972	AGCO Corp. *	1,149,277
24,942	Cummins, Inc.	1,090,464
59,907	Manitowoc Company, Inc. (The)	931,554
25,344	Rockwell Automation, Inc.	946,345
59,950	Terex Corp. *	1,829,674

		5,947,314

	Manufacturing — 4.2%
79,571	AO Smith Corp.	3,118,387
64,783	Cooper Industries, Ltd. — Class A (Bermuda)	2,588,081
39,900	Crane Company	1,185,429
65,499	Eaton Corp.	3,679,734
42,200	EnPro Industries, Inc. *	1,568,152
241,366	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	7,523,378
68,400	Leggett & Platt, Inc.	1,490,436
48,800	Mueller Industries, Inc.	1,122,888
68,139	Parker Hannifin Corp.	3,611,367
91,450	Precision Castparts Corp.	7,204,431
83,400	Tredegar Corp.	1,483,686

		34,575,969

	Medical Equipment, Supplies, and Services — 4.2%
35,900	Apria Healthcare Group, Inc. *	654,816
118,000	Cardinal Health, Inc.	5,815,040
118,750	CR Bard, Inc.	11,265,813
479,500	Hologic, Inc. *	9,268,735
31,400	Kindred Healthcare, Inc. *	865,698
15,973	McKesson Corp.	859,507
65,200	Millipore Corp. *	4,485,760
23,000	Universal Health Services, Inc. — Class B	1,288,690

		34,504,059

	Metals and Mining — 0.5%
23,464	Freeport-McMoRan Copper & Gold, Inc.	1,333,928
64,468	Nucor Corp.	2,546,487
18,466	Timken Company (The)	523,511

		4,403,926

	Office Equipment, Supplies, and Services — 0.8%
57,600	IKON Office Solutions, Inc.	979,776
16,806	Pitney Bowes, Inc.	558,968
173,100	Steelcase, Inc. — Class A	1,860,825
263,300	Xerox Corp.	3,035,849

		6,435,418

	Oil, Coal and Gas — 7.5%
412,276	BJ Services Company	7,886,840
57,478	Cameron International Corp. *	2,215,202

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

23,477	Chesapeake Energy Corp.	$841,885
32,800	Cimarex Energy Company	1,604,248
137,980	El Paso Corp.	1,760,625
85,116	Enbridge, Inc. (Canada) (8)	3,242,068
11,007	ENSCO International, Inc.	634,333
45,500	Equitable Resources, Inc.	1,668,940
8,664	Frontier Oil Corp.	159,591
11,254	Hess Corp.	923,728
50,800	Holly Corp.	1,469,136
97,200	Marathon Oil Corp.	3,875,364
23,993	Nabors Industries, Ltd. (Bermuda) *	597,906
15,112	National-Oilwell Varco, Inc. *	759,076
60,814	Newfield Exploration Company *	1,945,440
215,400	ONEOK, Inc.	7,409,760
156,400	Patterson-UTI Energy, Inc.	3,131,128
53,903	Pioneer Natural Resources Company	2,818,049
171,191	Questar Corp.	7,005,136
20,586	Smith International, Inc.	1,207,163
54,722	Southwestern Energy Company *	1,671,210
89,035	Sunoco, Inc.	3,167,865
33,000	Swift Energy Company *	1,276,770
19,555	Tesoro Corp. (8)	322,462
15,392	Transocean, Inc. (Cayman Islands) *	1,690,657
4,551	Ultra Petroleum Corp. (Canada) *	251,852
37,500	Valero Energy Corp.	1,136,250
66,249	Weatherford International, Ltd. (Bermuda) *	1,665,500

		62,338,184

	Paper and Forest Products — 0.6%
120,700	International Paper Company	3,159,926
74,038	MeadWestvaco Corp.	1,725,826

		4,885,752

	Pharmaceuticals/Research and Development — 1.0%
56,800	Forest Laboratories, Inc. *	1,606,304
15,722	Hospira, Inc. *	600,580
282,139	King Pharmaceuticals, Inc. *	2,702,892
293,650	Mylan, Inc. * (8)	3,353,483

		8,263,259

	Printing and Publishing — 0.3%
80,000	Gannett Company, Inc. (8)	1,352,800
49,800	Scholastic Corp.	1,278,864

		2,631,664

	Real Estate Development and Services — 0.2%
35,105	St. Joe Company (The) * (8)	1,372,254

	Real Estate Investment Trusts — 2.6%
247,400	Anthracite Capital, Inc. (8)	1,326,064
18,580	AvalonBay Communities, Inc.	1,828,644
9,216	Boston Properties, Inc.	863,171
36,100	Capital Trust, Inc. — Class A (8)	559,550
55,439	Equity Residential	2,462,045
97,500	Hospitality Properties Trust	2,000,700
243,300	HRPT Properties Trust	1,676,337
35,300	Liberty Property Trust	1,329,045
128,200	Medical Properties Trust, Inc. (8)	1,455,070
47,300	National Health Investors, Inc.	1,616,714
38,998	RAIT Investment Trust (8)	214,099
45,173	Rayonier, Inc.	2,138,942
21,392	Simon Property Group, Inc.	2,075,024
105,400	Sunstone Hotel Investors, Inc.	1,422,900
13,193	Ventas, Inc.	651,998

		21,620,303

	Retail — 3.2%
65,800	Barnes & Noble, Inc. (8)	1,716,064
49,775	Bed Bath & Beyond, Inc. *	1,563,433
31,805	Bon-Ton Stores, Inc. (The) (8)	86,510
213,600	Dollar Tree, Inc. *	7,766,497
226,422	Family Dollar Stores, Inc. (8)	5,366,201
166,265	JC Penney Company, Inc.	5,543,275
55,604	Kohl’s Corp. *	2,562,232
115,530	Macy’s, Inc.	2,077,229

		26,681,441

	Retail: Restaurants — 0.8%
56,700	Brinker International, Inc.	1,014,363
176,300	Darden Restaurants, Inc.	5,047,469
110,900	Ruby Tuesday, Inc. * (8)	642,111

		6,703,943

	Retail: Supermarkets — 0.6%
55,700	Kroger Company (The)	1,530,636
54,000	Safeway, Inc.	1,280,880

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail: Supermarkets (continued)

83,500	SUPERVALU, Inc.	$1,811,950

		4,623,466

	Rubber Products — 0.2%
92,407	Goodyear Tire & Rubber Company (The) *	1,414,751

	Scientific and Technical Instruments — 0.4%
75,595	Agilent Technologies, Inc. *	2,242,148
40,100	Cymer, Inc. *	1,015,733

		3,257,881

	Semiconductors — 2.2%
62,944	Intersil Corp. — Class A	1,043,612
1,449,918	LSI Corp. *	7,771,560
100,660	Maxim Integrated Products, Inc.	1,821,946
69,125	Microchip Technology, Inc. (8)	2,034,349
243,463	Micron Technology, Inc. *	986,025
74,700	MKS Instruments, Inc. *	1,487,277
95,989	National Semiconductor Corp.	1,651,971
55,100	Novellus Systems, Inc. *	1,082,164

		17,878,904

	Telecommunications Equipment and Services — 1.0%
97,190	CenturyTel, Inc.	3,562,014
38,349	Embarq Corp.	1,555,052
346,014	Qwest Communications International, Inc. (8)	1,117,625
186,866	Tellabs, Inc. *	758,676
121,728	Windstream Corp.	1,331,704

		8,325,071

	Tools — 0.4%
72,785	Stanley Works (The)	3,038,046

	Toys — 1.9%
97,335	Hasbro, Inc.	3,379,471
686,600	Mattel, Inc.	12,386,264

		15,765,735

	Transportation — 1.9%
31,300	Arkansas Best Corp. (8)	1,054,497
56,117	CSX Corp.	3,062,305
34,800	GATX Corp.	1,377,036
78,355	Kansas City Southern *	3,475,827
39,800	Overseas Shipholding Group, Inc.	2,320,738
105,550	Pacer International, Inc.	1,738,409
29,200	Tidewater, Inc.	1,616,512
57,500	YRC Worldwide, Inc. * (8)	687,700

		15,333,024

	Utilities — 8.0%
54,700	AGL Resources, Inc.	1,716,486
155,825	Allegheny Energy, Inc.	5,729,685
65,300	Alliant Energy Corp.	2,103,313
68,200	American Electric Power Company, Inc.	2,525,446
560,000	CMS Energy Corp.	6,983,200
15,443	Consolidated Edison, Inc.	663,431
69,116	DTE Energy Company	2,772,934
18,369	Mirant Corp. *	335,969
154,920	NiSource, Inc.	2,286,619
32,315	PG&E Corp.	1,210,197
102,058	Pinnacle West Capital Corp.	3,511,816
217,500	PPL Corp.	8,051,850
24,800	Progress Energy, Inc.	1,069,624
135,900	Puget Energy, Inc.	3,628,530
56,300	SCANA Corp.	2,191,759
182,126	Sempra Energy	9,191,898
65,100	TECO Energy, Inc.	1,024,023
86,300	Westar Energy, Inc.	1,988,352
152,673	Wisconsin Energy Corp.	6,855,018
154,800	Xcel Energy, Inc.	3,094,452

		66,934,602

	Total Common Stocks (Cost $977,083,407)	798,494,585

Principal

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $387,559)	213,036

	Short Term US Government Agency Securities — 0.7%
	Federal Home Loan Bank
5,500,000	0.10%, 10/01/08 (Cost $5,500,000)	5,500,000

	Securities Lending Collateral — 9.0%
74,681,650	Securities Lending Collateral Investment (Note 3) (Cost $74,681,650)	74,681,650

	Total Securities (Cost $1,057,652,616)	878,889,271

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements — 1.8%
$14,847,564	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $14,847,997 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $15,146,800) (Cost $14,847,564)	$14,847,564

	Total Investments — 108.0% (Cost $1,072,500,180)	893,736,835
	Liabilities less other assets — (8.0)%	(65,929,518)

	Net Assets — 100.0%	$827,807,317

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $1,072,500,180.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$23,130,854
Gross unrealized depreciation	(201,894,199)

Net unrealized depreciation	$(178,763,345)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.0%
	Airlines — 3.7%
522,100	Southwest Airlines Company	$7,575,671
405,000	UAL Corp. (8)	3,559,950

		11,135,621

	Apparel: Manufacturing and Retail — 4.8%
236,935	Urban Outfitters, Inc. * (8)	7,551,118
157,000	Warnaco Group, Inc. (The) * (8)	7,110,530

		14,661,648

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.5%
187,000	Advance Auto Parts, Inc.	7,416,420

	Banks and Financial Services — 5.6%
29,225	BlackRock, Inc. (8)	5,684,263
60,000	Northern Trust Corp.	4,332,000
227,000	TD Ameritrade Holding Corp. *	3,677,400
85,000	Zions Bancorp (8)	3,289,500

		16,983,163

	Broadcast Services/Media — 1.6%
135,150	Dolby Laboratories, Inc. — Class A *	4,755,929

	Business Services and Supplies — 2.8%
115,257	FTI Consulting, Inc. *	8,326,166

	Commercial Services — 2.7%
305,735	Quanta Services, Inc. * (8)	8,257,902

	Computer Equipment, Software and Services — 5.5%
674,906	Activision Blizzard, Inc. *	10,413,800
129,045	Salesforce.com, Inc. *	6,245,778

		16,659,578

	Consumer Goods and Services — 4.1%
147,360	Church & Dwight Company, Inc.	9,149,582
116,000	Tupperware Brands Corp.	3,205,080

		12,354,662

	Containers and Packaging — 3.9%
146,928	Ball Corp. (8)	5,802,187
205,810	Owens-Illinois, Inc. *	6,050,814

		11,853,001

	Environmental Waste Management and Recycling Services — 3.0%
151,835	Stericycle, Inc. *	8,944,600

	Food and Beverage — 4.2%
143,815	Molson Coors Brewing Company — Class B	6,723,351
88,000	Ralcorp Holdings, Inc. *	5,932,080

		12,655,431

	Internet Services — 3.4%
63,000	Equinix, Inc. * (8)	4,375,980
253,000	F5 Networks, Inc. *	5,915,140

		10,291,120

	Machinery — 2.5%
95,000	Cummins, Inc.	4,153,400
77,750	Joy Global, Inc.	3,509,635

		7,663,035

	Manufacturing — 4.7%
146,000	AMETEK, Inc.	5,952,420
105,718	SPX Corp.	8,140,286

		14,092,706

	Medical Equipment, Supplies, and Services — 13.2%
48,000	CR Bard, Inc.	4,553,760
57,000	Edwards Lifesciences Corp. *	3,292,320
19,282	Intuitive Surgical, Inc. *	4,646,576
148,000	ResMed, Inc. *	6,364,000
186,000	St Jude Medical, Inc. *	8,089,139
119,000	STERIS Corp.	4,472,020
22,000	Techne Corp. *	1,586,640
125,460	Varian Medical Systems, Inc. *	7,167,530

		40,171,985

	Oil, Coal and Gas — 6.8%
103,000	Cabot Oil & Gas Corp.	3,722,420
148,795	Cameron International Corp. *	5,734,559
76,135	Noble Corp. (Cayman Islands)	3,342,327
364,717	Petrohawk Energy Corp. *	7,888,829

		20,688,135

	Pharmaceuticals/Research and Development — 2.4%
99,373	Express Scripts, Inc. *	7,335,715

	Retail: Restaurants — 3.4%
180,691	Burger King Holdings, Inc.	4,437,771
117,040	Panera Bread Company — Class A * (8)	5,957,336

		10,395,107

See notes to portfolios of investments.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Scientific and Technical Instruments — 3.2%
53,090	Mettler-Toledo International, Inc. *	$5,202,820
83,635	Thermo Fisher Scientific, Inc. *	4,599,925

		9,802,745

	Semiconductors — 1.4%
446,000	Marvell Technology Group, Ltd. (Bermuda) *	4,147,800

	Telecommunications Equipment and Services — 4.4%
220,826	American Tower Corp. — Class A *	7,943,111
144,000	NII Holdings, Inc. * (8)	5,460,480

		13,403,591

	Toys — 2.2%
189,000	Hasbro, Inc.	6,562,080

	Transportation — 4.0%
94,000	CSX Corp.	5,129,580
109,000	JB Hunt Transport Services, Inc.	3,637,330
73,000	Kansas City Southern *	3,238,280

		12,005,190

	Total Common Stocks (Cost $312,463,872)	290,563,330

Principal

	Securities Lending Collateral — 14.9%
$44,988,865	Securities Lending Collateral Investment (Note 3) (Cost $44,988,865)	44,988,865

	Total Securities (Cost $357,452,737)	335,552,195

	Repurchase Agreements — 5.6%
16,838,390	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $16,838,881 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $17,179,660) (Cost $16,838,390)	16,838,390

	Total Investments — 116.5% (Cost $374,291,127)	352,390,585
	Liabilities less other assets — (16.5)%	(49,943,385)

	Net Assets — 100.0%	$302,447,200

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $374,291,127.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$11,880,453
Gross unrealized depreciation	(33,780,995)

Net unrealized depreciation	$(21,900,542)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.2%
	Aerospace and Defense — 1.9%
39,800	AAR Corp. *	$660,282
126,725	Ducommun, Inc. *	3,026,193
4,400	Triumph Group, Inc.	201,124

		3,887,599

	Airlines — 0.4%
25,500	Hawaiian Holdings, Inc. *	236,640
35,700	Republic Airways Holdings, Inc. *	363,783
12,400	SkyWest, Inc.	198,152

		798,575

	Apparel: Manufacturing and Retail — 2.6%
13,500	Cato Corp. — Class A (The)	236,925
16,200	Charlotte Russe Holding, Inc. *	166,050
37,200	Collective Brands, Inc. *	681,132
23,300	Genesco, Inc. *	780,084
104,000	Jos A Bank Clothiers, Inc. * (8)	3,494,400

		5,358,591

	Automobile: Retail — 0.7%
43,563	Asbury Automotive Group, Inc.	501,846
85,400	Pep Boys — Manny, Moe & Jack (The)	527,772
47,100	Sonic Automotive, Inc. — Class A	398,466

		1,428,084

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 3.2%
16,500	ArvinMeritor, Inc.	215,160
71,542	BorgWarner, Inc.	2,344,431
23,300	Lear Corp. *	244,650
129,572	Oshkosh Truck Corp.	1,705,168
11,300	Polaris Industries, Inc. (8)	514,037
295,906	Spartan Motors, Inc. (8)	940,981
50,300	Tenneco, Inc. *	534,689

		6,499,116

	Banks and Financial Services — 12.9%
25,200	Advanta Corp. — Class B	207,396
839	AMCORE Financial, Inc.	7,761
214,847	Brookline Bancorp, Inc. (8)	2,747,893
13,660	Bryn Mawr Bank Corp.	300,247
138,176	Calamos Asset Management, Inc. — Class A	2,476,114
4,400	Cash America International, Inc.	158,576
7,500	City Holding Company (8)	316,875
6,600	Financial Institutions, Inc.	132,066
9,900	First Financial Bankshares, Inc. (8)	513,612
20,800	First Merchants Corp.	474,240
55,300	Flagstar Bancorp, Inc. (8)	164,794
8,800	Flushing Financial Corp.	154,000
10,900	Hancock Holding Company (8)	555,900
14,500	Independent Bank Corp. — Massachusetts	451,965
6,900	Knight Capital Group, Inc. — Class A *	102,534
14,700	LaBranche & Company, Inc. *	66,150
11,896	Lakeland Bancorp, Inc.	139,064
9,125	National Financial Partners Corp. (8)	136,875
34,600	National Penn Bancshares, Inc. (8)	505,160
18,800	NBT Bancorp, Inc.	562,496
11,500	NewAlliance Bancshares, Inc.	172,845
22,600	Old National Bancorp — Indiana	452,452
14,600	Old Second Bancorp, Inc. (8)	270,392
22,500	Oriental Financial Group, Inc. — Puerto Rico (8)	401,850
10,500	Pennsylvania Commerce Bancorp, Inc. *	313,005
9,749	People’s Bancorp, Inc. (8)	212,236
1,200	Republic Bancorp, Inc. — Class A	36,384
15,000	S&T Bancorp, Inc. (8)	552,450
17,300	Sanders Morris Harris Group, Inc.	149,645
7,415	Southside Bancshares, Inc. (8)	186,858
22,800	Sterling Bancorp — New York	329,688
72,541	Stifel Financial Corp. * (8)	3,619,796
30,900	Susquehanna Bancshares, Inc. (8)	603,168
174,268	SWS Group, Inc.	3,513,243
18,300	Texas Capital Bancshares, Inc. * (8)	379,908
11,782	UMB Financial Corp.	618,791
104,445	Washington Federal, Inc.	1,927,010
98,713	Whitney Holding Corp. (8)	2,393,790
4,700	WSFS Financial Corp.	282,000

		26,589,229

	Broadcast Services/Media — 0.5%
92,700	Cumulus Media, Inc. — Class A * (8)	394,902
59,700	Entercom Communications Corp. — Class A (8)	299,694

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Broadcast Services/Media (continued)

76,200	Sinclair Broadcast Group, Inc. — Class A	$384,048

		1,078,644

	Business Services and Supplies — 0.9%
17,300	Deluxe Corp.	248,947
5,500	Heidrick & Struggles International, Inc.	165,825
47,500	Hudson Highland Group, Inc. *	330,125
113,014	Hypercom Corp. *	449,796
36,500	Korn/Ferry International *	650,430

		1,845,123

	Chemicals — 1.2%
32,700	A Schulman, Inc.	646,806
7,500	Compass Minerals International, Inc.	392,925
18,800	Ferro Corp.	377,880
6,600	Minerals Technologies, Inc.	391,776
4,000	Olin Corp.	77,600
8,200	OM Group, Inc. *	184,500
48,900	PolyOne Corp. *	315,405

		2,386,892

	Commercial Services — 0.3%
10,200	TNS, Inc. *	197,574
12,900	Viad Corp.	371,391

		568,965

	Computer Equipment, Software and Services — 5.1%
17,913	Black Box Corp.	618,536
15,574	CACI International, Inc. — Class A *	780,257
16,500	Checkpoint Systems, Inc. *	310,530
79,800	CIBER, Inc. *	557,802
201,132	Digi International, Inc. *	2,051,546
17,100	Imation Corp.	386,289
38,400	Insight Enterprises, Inc. *	514,944
17,100	Jack Henry & Associates, Inc.	347,643
76,223	MTS Systems Corp.	3,208,989
101,000	OpenTV Corp. (British Virgin Islands) * (8)	142,410
13,509	PC-Tel, Inc.	125,904
94,300	Silicon Storage Technology, Inc. *	307,418
23,193	Sybase, Inc. *	710,170
11,800	SYNNEX Corp. *	263,612

		10,326,050

	Construction Services and Supplies — 2.2%
50,300	Comfort Systems USA, Inc.	672,008
12,500	Dycom Industries, Inc. *	162,750
16,000	NCI Building Systems, Inc. * (8)	508,000
12,900	Perini Corp. *	332,691
80,198	Universal Forest Products, Inc.	2,799,712

		4,475,161

	Consumer Goods and Services — 3.3%
19,800	American Greetings Corp. — Class A	302,742
151,842	Helen of Troy, Ltd. (Bermuda) *	3,457,442
12,700	Inter Parfums, Inc.	172,212
147,753	Nutri System, Inc. (8)	2,618,183
6,525	Regis Corp.	179,438

		6,730,017

	Education — 0.2%
11,100	School Specialty, Inc. *	346,209

	Electronics — 1.2%
20,200	Advanced Energy Industries, Inc. *	276,336
47,400	Applied Micro Circuits Corp. *	283,452
21,600	Benchmark Electronics, Inc. *	304,128
46,469	CTS Corp.	593,874
7,500	EnerSys *	147,825
5,600	Rogers Corp. *	207,088
349,400	Sanmina-SCI Corp. *	489,160
11,600	Stoneridge, Inc. *	130,500

		2,432,363

	Engineering — 1.5%
119,793	EMCOR Group, Inc. *	3,152,952

	Equipment Rental and Leasing — 0.2%
34,273	Electro Rent Corp.	460,286

	Food and Beverage — 0.7%
25,600	Chiquita Brands International, Inc. * (8)	404,736
13,889	Ralcorp Holdings, Inc. *	936,257

		1,340,993

	Funeral Services — 1.2%
286,404	Service Corp. International	2,394,337

	Insurance — 6.2%
12,214	American Physicians Capital, Inc.	517,019
25,737	Aspen Insurance Holdings, Ltd. (Bermuda)	707,768
5,400	Baldwin & Lyons, Inc. — Class B	129,438

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

16,600	CNA Surety Corp. *	$277,220
23,431	Delphi Financial Group, Inc. — Class A	657,005
30,200	Donegal Group, Inc. — Class A	547,526
17,806	FBL Financial Group, Inc. — Class A	496,609
14,200	Harleysville Group, Inc.	536,760
4,400	Horace Mann Educators Corp.	56,628
17,800	IPC Holdings, Ltd. (Bermuda)	537,738
44,200	Meadowbrook Insurance Group, Inc.	312,052
34,211	Montpelier Re Holdings, Ltd. (Bermuda)	564,824
18,500	National Interstate Corp.	444,555
10,600	Navigators Group, Inc. (The) *	614,800
18,237	Platinum Underwriters Holdings, Ltd. (Bermuda) (8)	647,049
58,412	RLI Corp.	3,626,800
34,100	Seabright Insurance Holdings *	443,300
26,000	Selective Insurance Group, Inc.	595,920
27,100	Universal American Financial Corp. * (8)	330,349
18,939	Zenith National Insurance Corp.	693,925

		12,737,285

	Internet Services — 0.7%
42,400	InfoSpace, Inc.	460,040
52,700	Ixia *	388,399
51,845	Vignette Corp. *	556,815

		1,405,254

	Leisure and Recreation — 1.2%
152,583	Marcus Corp. (The)	2,453,535

	Machinery — 3.0%
7,000	Alamo Group, Inc.	119,350
111,831	Applied Industrial Technologies, Inc.	3,011,609
4,800	Baldor Electric Company	138,288
51,898	Cascade Corp. (8)	2,273,651
12,800	Robbins & Myers, Inc.	395,904
9,500	Tecumseh Products Company — Class A *	237,880

		6,176,682

	Manufacturing — 4.3%
16,180	Acuity Brands, Inc.	675,677
39,600	Blount International, Inc. *	440,748
57,670	CIRCOR International, Inc.	2,504,608
11,800	Coherent, Inc. *	419,490
16,827	EnPro Industries, Inc. *	625,291
14,500	Furniture Brands International, Inc. (8)	152,540
33,871	Gibraltar Industries, Inc.	633,726
24,500	Mueller Industries, Inc.	563,745
100,871	Power-One, Inc. * (8)	146,263
94,485	Watts Water Technologies, Inc. (8)	2,584,165

		8,746,253

	Medical Equipment, Supplies, and Services — 5.4%
17,023	AMERIGROUP Corp. *	429,661
16,700	AmSurg Corp. *	425,349
23,400	Celera Corp. *	361,530
11,000	Centene Corp. * (8)	225,610
19,300	Cross Country Healthcare, Inc. *	314,397
13,000	Invacare Corp.	313,820
3,900	Kindred Healthcare, Inc. *	107,523
3,067	Landauer, Inc.	223,124
67,442	Magellan Health Services, Inc. *	2,769,168
55,069	Owens & Minor, Inc.	2,670,847
32,500	Res-Care, Inc. *	589,550
185,320	Syneron Medical, Ltd. (Israel) *	2,640,810

		11,071,389

	Metals and Mining — 0.1%
2,300	Olympic Steel, Inc.	67,827
14,800	Worthington Industries, Inc. (8)	221,112

		288,939

	Oil, Coal and Gas — 6.1%
33,800	Allis-Chalmers Energy, Inc. * (8)	427,570
13,500	Berry Petroleum Company — Class A	522,855
8,900	Bill Barrett Corp. * (8)	285,779
74,450	Frontier Oil Corp.	1,371,369
49,430	Holly Corp.	1,429,516
47,651	National Fuel Gas Company	2,009,919
3,800	Nicor, Inc. (8)	168,530
52,309	Penn Virginia Corp.	2,795,393
4,400	Piedmont Natural Gas Company, Inc. (8)	140,624
7,900	Stone Energy Corp. *	334,407
16,500	Swift Energy Company *	638,385
13,800	Union Drilling, Inc. *	146,142
96,537	World Fuel Services Corp.	2,223,247

		12,493,736

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Paper and Forest Products — 0.3%
40,600	Glatfelter	$549,724

	Pharmaceuticals/Research and Development — 4.1%
80,328	Exponent, Inc. *	2,658,054
173,684	Mannatech, Inc. (8)	694,736
64,288	Perrigo Company	2,472,516
51,682	West Pharmaceutical Services, Inc.	2,523,115

		8,348,421

	Printing and Publishing — 0.1%
20,200	Valassis Communications, Inc. *	174,932

	Real Estate Investment Trusts — 8.8%
36,400	Anworth Mortgage Asset Corp.	215,488
89,098	Ashford Hospitality Trust	360,847
44,900	CapLease, Inc.	356,057
48,400	DiamondRock Hospitality Company	440,440
33,100	Education Realty Trust, Inc.	366,748
11,324	Entertainment Properties Trust	619,649
26,600	FelCor Lodging Trust, Inc.	190,456
20,022	First Industrial Realty Trust, Inc. (8)	574,231
41,900	Glimcher Realty Trust (8)	437,436
99,916	Healthcare Realty Trust, Inc.	2,912,552
44,603	Hersha Hospitality Trust	331,846
5,200	Highwoods Properties, Inc.	184,912
19,547	LaSalle Hotel Properties	455,836
26,000	MFA Mortgage Investments, Inc.	169,000
101,714	National Retail Properties, Inc. (8)	2,436,050
22,700	Pennsylvania Real Estate Investment Trust	427,895
8,700	PS Business Parks, Inc.	501,120
55,426	Rayonier, Inc.	2,624,421
19,344	Realty Income Corp. (8)	495,206
11,800	Senior Housing Properties Trust	281,194
62,430	Sovran Self Storage, Inc. (8)	2,789,998
29,878	Sunstone Hotel Investors, Inc.	403,353
31,600	U-Store-It Trust	387,732

		17,962,467

	Retail — 2.9%
102,900	Blockbuster, Inc. — Class A * (8)	210,945
31,439	Casey’s General Stores, Inc.	948,515
8,800	Conn’s, Inc. * (8)	164,648
190,347	EZCORP, Inc. — Class A *	3,578,523
17,300	Movado Group, Inc.	386,655
25,100	Pantry, Inc. (The) *	531,869

		5,821,155

	Retail: Restaurants — 0.9%
18,000	Bob Evans Farms, Inc.	491,220
24,200	CBRL Group, Inc.	636,460
27,686	Jack in the Box, Inc. *	584,175
7,000	Red Robin Gourmet Burgers, Inc. *	187,600

		1,899,455

	Retail: Supermarkets — 1.9%
24,700	Ruddick Corp.	801,515
83,721	Weis Markets, Inc.	3,014,793

		3,816,308

	Scientific and Technical Instruments — 0.3%
14,062	Varian, Inc. *	603,260

	Semiconductors — 1.6%
44,500	Amkor Technology, Inc. *	283,465
220,274	OmniVision Technologies, Inc. *	2,513,326
26,100	Veeco Instruments, Inc. *	386,541

		3,183,332

	Sporting Goods and Equipment — 0.2%
25,500	Callaway Golf Company	358,785

	Telecommunications Equipment and Services — 0.6%
86,500	Cincinnati Bell, Inc. *	267,285
34,900	Consolidated Communications Holdings, Inc.	526,292
79,900	Powerwave Technologies, Inc. * (8)	316,404
12,000	Premiere Global Services, Inc. *	168,720

		1,278,701

	Transportation — 3.2%
88,080	Arkansas Best Corp. (8)	2,967,415
11,955	Pacer International, Inc.	196,899
16,694	TAL International Group, Inc.	347,569
49,252	Tidewater, Inc.	2,726,591
8,300	Werner Enterprises, Inc. (8)	180,193
9,190	YRC Worldwide, Inc. * (8)	109,912

		6,528,579

	Utilities — 4.1%
67,555	American States Water Company	2,600,868
24,100	Avista Corp.	523,211

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

2,700	California Water Service Group	$103,950
13,800	CH Energy Group, Inc.	601,266
35,800	El Paso Electric Company *	751,800
24,600	NorthWestern Corp.	618,198
77,505	UIL Holdings Corp.	2,660,746
16,700	Unisource Energy Corp.	487,473

		8,347,512

	Total Common Stocks (Cost $203,506,437)	196,344,890

Principal

	Securities Lending Collateral — 15.4%
$31,455,788	Securities Lending Collateral Investment (Note 3) (Cost $31,455,788)	31,455,788

	Total Securities (Cost $234,962,225)	227,800,678

	Repurchase Agreements — 4.0%
8,104,502	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $8,104,738 (Collateralized by various US Treasury Bills, 0.19%-0.33%, due 01/15/09-02/12/09, with a total value of $8,271,885) (Cost $8,104,502)	8,104,502

	Total Investments — 115.6% (Cost $243,066,727)	235,905,180
	Liabilities less other assets — (15.6)%	(31,874,334)

	Net Assets — 100.0%	$204,030,846

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $243,066,727.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$16,484,727
Gross unrealized depreciation	(23,646,274)

Net unrealized depreciation	$(7,161,547)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 97.5%
	Aerospace and Defense — 0.5%
38,475	Aerovironment, Inc. *	$1,229,277
40,188	Ducommun, Inc. *	959,689
24,700	HEICO Corp. (8)	810,654

		2,999,620

	Agriculture — 0.6%
25,167	Andersons, Inc. (The)	886,382
12,782	Lindsay Corp.	929,891
65,101	Titan Machinery, Inc. * (8)	1,354,751

		3,171,024

	Airlines — 0.7%
24,790	Allegiant Travel Company *	875,583
20,600	AMR Corp. *	202,292
114,000	Hawaiian Holdings, Inc. *	1,057,920
18,700	Republic Airways Holdings, Inc. *	190,553
93,000	SkyWest, Inc.	1,486,140
22,000	UAL Corp. (8)	193,380

		4,005,868

	Apparel: Manufacturing and Retail — 3.1%
71,030	Aeropostale, Inc. * (8)	2,280,773
211,441	Cato Corp. (The) — Class A	3,710,790
1,400	Cherokee, Inc.	30,772
13,718	Deckers Outdoor Corp. *	1,427,769
30,900	Fossil, Inc. *	872,307
4,300	Genesco, Inc. *	143,964
900	Gymboree Corp. (The) *	31,950
43,095	Iconix Brand Group, Inc. *	563,683
7,300	Jones Apparel Group, Inc.	135,123
19,953	Jos A Bank Clothiers, Inc. * (8)	670,421
2,900	Maidenform Brands, Inc. *	42,079
23,393	Men’s Wearhouse, Inc. (The)	496,867
331,158	Stage Stores, Inc.	4,523,618
64,900	Talbots, Inc. (The) (8)	850,190
37,880	True Religion Apparel, Inc. * (8)	979,198
14,900	Wolverine World Wide, Inc.	394,254

		17,153,758

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.4%
33,600	ATC Technology Corp. *	797,664
33,335	Fuel Systems Solutions, Inc. *	1,148,391
5,100	Midas, Inc. *	70,176
181,974	Modine Manufacturing Company (8)	2,634,983
41,880	Polaris Industries, Inc. (8)	1,905,121
7,800	Standard Motor Products, Inc.	48,516
39,000	Superior Industries International, Inc. (8)	747,240
38,900	Wabash National Corp.	367,605

		7,719,696

	Banks and Financial Services — 8.5%
8,800	1st Source Corp.	206,800
12,900	Advance America Cash Advance Centers, Inc.	38,571
10,700	Ameris Bancorp	158,895
1,900	Arrow Financial Corp.	55,879
188,610	Asset Acceptance Capital Corp. * (8)	1,987,949
94,247	ASTA Funding, Inc. (8)	660,671
9,700	BancFirst Corp.	468,801
5,300	Bank of Granite Corp.	12,349
4,800	BankFinancial Corp.	70,464
3,400	Berkshire Hills Bancorp, Inc.	108,800
16,100	BGC Partners, Inc. — Class A (8)	69,069
2,200	BlackRock Kelso Capital Corp.	25,366
1,700	Capital Southwest Corp.	241,485
148,378	Cardtronics, Inc. * (8)	1,166,251
27,549	Cash America International, Inc.	992,866
1,400	Chemical Financial Corp.	43,596
17,600	City Bank (8)	274,560
11,200	City Holding Company (8)	473,200
42,200	Community Bank System, Inc. (8)	1,061,330
9,700	Community Trust Bancorp, Inc.	333,680
74,426	Credit Acceptance Corp. * (8)	1,265,242
40,800	Dime Community Bancshares	620,976
39,000	Doral Financial Corp. — Puerto Rico * (8)	425,880
22,000	Encore Capital Group, Inc. * (8)	301,400
6,800	ESSA Bancorp, Inc.	94,520
82,082	Financial Federal Corp.	1,881,319
2,400	Financial Institutions, Inc.	48,024
186,700	First BanCorp — Puerto Rico (8)	2,064,902
2,700	First Citizens Bancshares, Inc. — Class A *	483,300
54,600	First Commonwealth Financial Corp. (8)	735,462
900	First Community Bancshares, Inc.	33,768
55,600	First Financial Bancorp (8)	811,760
10,500	First Financial Bankshares, Inc. (8)	544,740

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

3,900	First Financial Corp.	$183,222
6,700	First Financial Holdings, Inc.	175,406
1,300	First Merchants Corp.	29,640
115,195	First Midwest Bancorp, Inc. (8)	2,792,327
51,600	First Niagara Financial Group, Inc.	812,700
4,600	First Place Financial Corp.	59,110
10,700	Flagstar Bancorp, Inc. (8)	31,886
3,400	FNB Corp.	54,332
20,500	Frontier Financial Corp. (8)	275,315
50,400	GFI Group, Inc.	237,384
17,600	Global Cash Access Holdings, Inc. *	89,056
8,700	Great Southern Bancorp, Inc. (8)	110,925
8,200	Hancock Holding Company (8)	418,200
9,800	Home Bancshares, Inc. (8)	253,526
11,300	Horizon Financial Corp. (8)	102,604
15,200	Independent Bank Corp. — Massachusetts	473,784
106,706	International Bancshares Corp. (8)	2,881,062
10,000	Investment Technology Group, Inc. *	304,300
119,100	Knight Capital Group, Inc. — Class A *	1,769,826
48,200	LaBranche & Company, Inc. *	216,900
5,600	Lakeland Bancorp, Inc.	65,464
3,300	MainSource Financial Group, Inc.	64,680
64,231	MB Financial, Inc.	2,124,119
8,500	Medallion Financial Corp.	88,995
17,681	Morningstar, Inc. *	980,765
1,900	NBT Bancorp, Inc.	56,848
75,355	NewAlliance Bancshares, Inc.	1,132,586
3,900	NewStar Financial, Inc. *	31,551
12,200	OceanFirst Financial Corp.	221,064
9,300	Old National Bancorp — Indiana	186,186
2,800	Old Second Bancorp, Inc. (8)	51,856
1,500	optionsXpress Holdings, Inc.	29,130
14,500	Oriental Financial Group, Inc. — Puerto Rico (8)	258,970
500	Park National Corp. (8)	39,000
5,500	People’s Bancorp, Inc. (8)	119,735
14,900	PHH Corp. *	198,021
9,700	PRG-Schultz International, Inc. *	86,912
28,300	Provident Bankshares Corp. (8)	274,793
4,900	S&T Bancorp, Inc. (8)	180,467
3,200	Santander BanCorp — Puerto Rico	34,560
5,600	SCBT Financial Corp. (8)	210,560
6,250	Signature Bank *	218,000
4,400	Simmons First National Corp. — Class A	156,640
7,500	Sterling Bancorp — New York	108,450
12,180	Stifel Financial Corp. *	607,782
11,900	Suffolk Bancorp	468,979
12,000	Sun Bancorp, Inc. — New Jersey *	162,600
5,300	SWS Group, Inc.	106,848
6,800	SY Bancorp, Inc. (8)	208,216
22,400	TrustCo Bank Corp. NY	262,304
16,300	Trustmark Corp.	338,062
10,300	UMB Financial Corp.	540,956
2,800	Union Bankshares Corp.	67,200
13,500	United Bankshares, Inc. (8)	472,500
2,500	Univest Corp. of Pennsylvania	92,500
24,351	Waddell & Reed Financial, Inc. — Class A	602,687
3,900	Washington Federal, Inc.	71,955
8,300	Washington Trust Bancorp, Inc.	220,780
147,000	Webster Financial Corp.	3,711,751
9,400	WesBanco, Inc.	250,228
2,400	West Bancorp	31,272
38,426	Westamerica Bancorp (8)	2,210,648
10,000	WSFS Financial Corp.	600,000

		46,980,000

	Broadcast Services/Media — 0.3%
50,830	DG Fastchannel, Inc. * (8)	1,114,194
56,000	Emmis Communications Corp. — Class A *	54,320
69,400	Sinclair Broadcast Group, Inc. — Class A	349,776

		1,518,290

	Business Services and Supplies — 4.7%
68,162	Arbitron, Inc. (8)	3,046,160
24,500	CBIZ, Inc. *	207,025
1,400	CDI Corp.	31,262
116,800	CSG Systems International, Inc. *	2,047,504
86,200	Deluxe Corp.	1,240,418
39,000	Diamond Management & Technology Consultants, Inc.	182,910
55,500	Fair Isaac Corp.	1,279,275
40,031	FTI Consulting, Inc. *	2,891,839

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Business Services and Supplies (continued)

34,600	Hackett Group, Inc. *	$188,224
8,700	Hudson Highland Group, Inc. *	60,465
6,700	ICF International, Inc. *	132,325
123,168	MAXIMUS, Inc.	4,537,510
125,000	ModusLink Global Solutions, Inc. *	1,201,250
5,000	Navigant Consulting, Inc. *	99,450
48,324	Portfolio Recovery Associates, Inc. *	2,349,996
90,800	Spherion Corp. *	442,196
4,500	SuccessFactors, Inc. *	49,050
66,640	TeleTech Holdings, Inc. *	829,002
92,700	TrueBlue, Inc. *	1,498,032
73,425	UniFirst Corp.	3,163,883
10,988	Watson Wyatt Worldwide, Inc. — Class A	546,433

		26,024,209

	Chemicals — 1.6%
32,767	Compass Minerals International, Inc.	1,716,663
20,300	Ferro Corp.	408,030
40,800	Innospec, Inc.	492,048
1,300	Minerals Technologies, Inc.	77,168
9,600	NewMarket Corp.	504,576
62,852	Olin Corp.	1,219,329
8,700	Spartech Corp.	86,130
32,500	Terra Industries, Inc. (8)	955,500
42,900	Tetra Tech, Inc. *	1,032,174
136,364	Zep, Inc.	2,405,461

		8,897,079

	Collectibles — 0.0%
7,900	RC2 Corp. *	158,000

	Commercial Services — 0.7%
47,023	Euronet Worldwide, Inc. *	786,695
2,200	Pre-Paid Legal Services, Inc. * (8)	90,772
12,600	Standard Parking Corp. *	279,972
81,440	TNS, Inc. *	1,577,492
37,189	Wright Express Corp. *	1,110,092

		3,845,023

	Computer Equipment, Software and Services — 4.4%
30,700	Actuate Corp. *	107,450
17,700	Adaptec, Inc. *	58,056
21,600	Advent Software, Inc. * (8)	760,968
31,300	AsiaInfo Holdings, Inc. *	287,334
4,100	Avocent Corp. *	83,886
5,055	CACI International, Inc. — Class A *	253,256
91,000	CIBER, Inc. *	636,090
35,300	COMSYS IT Partners, Inc. *	343,116
31,480	Data Domain, Inc. * (8)	701,060
109,879	DivX, Inc. *	710,917
3,100	Double-Take Software, Inc. *	30,845
9,930	Ebix, Inc. *	933,023
127,762	Electronics For Imaging, Inc. *	1,779,725
16,300	Extreme Networks, Inc. * (8)	54,931
121,240	Innerworkings, Inc. * (8)	1,344,552
3,400	Insight Enterprises, Inc. *	45,594
10,100	Jack Henry & Associates, Inc.	205,333
22,200	Manhattan Associates, Inc. *	495,948
58,150	MedAssets, Inc. *	1,000,180
38,135	MICROS Systems, Inc. *	1,016,679
2,700	MicroStrategy, Inc. — Class A *	160,731
22,378	MSCI, Inc. — Class A *	537,072
23,200	MTS Systems Corp.	976,720
72,380	NetScout Systems, Inc. *	770,123
61,827	Nuance Communications, Inc. *	753,671
56,231	Parametric Technology Corp. *	1,034,650
20,212	Progress Software Corp. *	525,310
75,090	PROS Holdings, Inc. *	705,095
12,000	Quest Software, Inc. *	152,280
58,800	Rackable Systems, Inc. *	576,828
8,500	RadiSys Corp. *	73,100
3,300	Renaissance Learning, Inc.	42,867
27,300	Silicon Storage Technology, Inc. *	88,998
64,220	SkillSoft PLC (ADR) (Ireland) *	671,741
12,200	Solera Holdings, Inc. *	350,384
46,115	Super Micro Computer, Inc. *	415,496
88,170	Sybase, Inc. *	2,699,765
11,600	Sykes Enterprises, Inc. *	254,736
3,600	Synaptics, Inc. *	108,792
61,300	Unisys Corp. *	168,575
194,057	Xyratex, Ltd. (Bermuda) * (8)	2,159,854

		24,075,731

	Construction Services and Supplies — 1.7%
15,600	Beazer Homes USA, Inc. *	93,288
129,800	Comfort Systems USA, Inc.	1,734,127

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Construction Services and Supplies (continued)

30,823	Hill International, Inc. *	$426,899
67,000	M/I Homes, Inc. (8)	1,526,260
13,800	Meritage Homes Corp. * (8)	340,860
36,100	NCI Building Systems, Inc. * (8)	1,146,175
49,599	Simpson Manufacturing Company, Inc. (8)	1,343,637
234,400	Standard Pacific Corp. *	1,150,904
89,400	Sterling Construction Company, Inc. *	1,448,280

		9,210,430

	Consumer Goods and Services — 2.9%
3,500	Alberto-Culver Company	95,340
28,400	Alliance One International, Inc. *	107,920
96,900	American Greetings Corp. — Class A	1,481,601
88,670	Bare Escentuals, Inc. * (8)	963,843
99,100	Blyth, Inc.	1,123,794
6,545	Chattem, Inc. *	511,688
162,028	Helen of Troy, Ltd. (Bermuda) *	3,689,377
89,102	Herbalife, Ltd. (Cayman Islands)	3,521,311
9,000	Hooker Furniture Corp.	159,750
43,905	Jarden Corp. *	1,029,572
44,100	La-Z-Boy, Inc. (8)	411,012
26,500	Prestige Brands Holdings, Inc. *	235,320
36,975	Rollins, Inc.	701,786
5,300	Synutra International, Inc. * (8)	106,689
149,360	Tempur-Pedic International, Inc. (8)	1,756,474
1,900	Tupperware Brands Corp.	52,497

		15,947,974

	Containers and Packaging — 0.3%
21,536	Greif, Inc. — Class A	1,413,192

	Distribution — 1.2%
10,000	Houston Wire & Cable Company (8)	171,700
58,613	LKQ Corp. *	994,663
9,600	Nu Skin Enterprises, Inc. — Class A	155,712
89,736	United Stationers, Inc. *	4,292,072
16,300	Universal Corp.	800,167

		6,414,314

	Diversified Operations and Services — 0.8%
1,300	Chemed Corp.	53,378
91,536	ESCO Technologies, Inc. * (8)	4,409,289
1,900	Standex International Corp.	52,725

		4,515,392

	Education — 0.2%
1,800	Career Education Corp. *	29,430
18,060	DeVry, Inc.	894,692

		924,122

	Electronics — 2.7%
33,753	Avnet, Inc. *	831,336
203,606	Belden CDT, Inc.	6,472,636
15,000	Benchmark Electronics, Inc. *	211,200
59,800	CTS Corp.	764,244
37,900	Cubic Corp.	931,961
95,390	Digital Ally, Inc. * (8)	655,329
36,255	LaBarge, Inc. *	546,000
1,500	Littelfuse, Inc. *	44,595
89,800	Methode Electronics, Inc.	802,812
112,300	Micrel, Inc.	1,018,561
9,900	Multi-Fineline Electronix, Inc. * (8)	146,421
196,758	Nam Tai Electronics, Inc. (the British Virgin Islands)	1,607,513
23,300	Park Electrochemical Corp.	564,792
1,500	Plexus Corp. *	31,050
113,200	Sanmina-SCI Corp. *	158,480
17,300	Stoneridge, Inc. *	194,625

		14,981,555

	Energy Services — 0.4%
36,832	Energy Conversion Devices, Inc. * (8)	2,145,464

	Entertainment, Leisure and Recreation — 0.7%
34,100	Carmike Cinemas, Inc. (8)	125,488
67,600	Choice Hotels International, Inc.	1,831,961
27,742	Life Time Fitness, Inc. *	867,492
2,000	National CineMedia, Inc.	22,100
39,120	Scientific Games Corp. — Class A *	900,542
25,900	Warner Music Group Corp.	196,840

		3,944,423

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Environmental Waste Management and Recycling Services — 0.1%
34,000	Darling International, Inc. *	$377,740
24,540	EnergySolutions	245,400

		623,140

	Equipment Rental and Leasing — 0.1%
22,600	United Rentals, Inc. *	344,424

	Food and Beverage — 1.1%
900	Cal-Maine Foods, Inc. (8)	24,696
1,400	Coca-Cola Bottling Company Consolidated	61,124
3,400	Farmer Brothers Company	84,558
17,800	Flowers Foods, Inc.	522,608
1,700	Imperial Sugar Company	23,018
146,200	Lance, Inc.	3,317,278
33,200	Nash Finch Company	1,431,584
20,200	Omega Protein Corp. *	237,552
2,400	Ralcorp Holdings, Inc. *	161,784
33,400	Reddy Ice Holdings, Inc.	121,910

		5,986,112

	Insurance — 5.0%
5,300	Allied World Assurance Holdings, Ltd. (Bermuda)	188,256
78,700	American Equity Investment Life Holding Company	590,250
12,000	American Physicians Capital, Inc.	507,960
5,800	Amerisafe, Inc. *	105,560
133,830	AmTrust Financial Services, Inc.	1,818,750
91,900	Aspen Insurance Holdings, Ltd. (Bermuda)	2,527,250
126,966	Assured Guaranty, Ltd. (Bermuda) (8)	2,064,467
152,987	Delphi Financial Group, Inc. — Class A	4,289,755
54,640	eHealth, Inc. *	874,240
20,900	Endurance Specialty Holdings, Ltd. (Bermuda)	646,228
4,500	FBL Financial Group, Inc. — Class A	125,505
3,900	FPIC Insurance Group, Inc. *	200,421
95,628	IPC Holdings, Ltd. (Bermuda)	2,888,922
16,582	Life Partners Holdings, Inc. (8)	596,455
48,600	Montpelier Re Holdings, Ltd. (Bermuda)	802,386
250	National Western Life Insurance Company — Class A	60,518
136,122	Platinum Underwriters Holdings, Ltd. (Bermuda) (8)	4,829,608
17,400	Presidential Life Corp.	274,746
24,000	Primus Guaranty, Ltd. (Bermuda) * (8)	62,880
312,551	Universal American Financial Corp. * (8)	3,809,997
14,700	Zenith National Insurance Corp.	538,608

		27,802,762

	Internet Services — 4.1%
70,300	CyberSource Corp. *	1,132,533
40,907	Digital River, Inc. *	1,325,387
11,714	Equinix, Inc. * (8)	813,654
175,505	eResearchTechnology, Inc. *	2,090,265
34,249	F5 Networks, Inc. *	800,742
65,725	Foundry Networks, Inc. *	1,196,852
3,700	InfoSpace, Inc.	40,145
193,400	Internet Brands, Inc. — Class A * (8)	1,347,998
92,136	j2 Global Communications, Inc. *	2,151,376
363,280	NaviSite, Inc. *	726,560
2,500	Netflix, Inc. * (8)	77,200
10,800	NIC, Inc.	74,520
1,900	Priceline.com, Inc. * (8)	130,017
63,690	Rackspace Hosting, Inc. *	622,251
114,600	S1 Corp. *	701,352
14,100	Sohu.com, Inc. *	786,075
99,700	SonicWALL, Inc. *	522,428
3,200	Syntel, Inc.	78,400
16,200	TeleCommunications Systems, Inc. — Class A *	111,942
64,900	TIBCO Software, Inc. *	475,068
125,683	ValueClick, Inc. *	1,285,737
61,200	Vignette Corp. *	657,288
152,000	Websense, Inc. *	3,397,200
359,680	Website Pros, Inc. *	1,942,272

		22,487,262

	Machinery — 1.2%
11,600	Actuant Corp. — Class A	292,784
3,300	Applied Industrial Technologies, Inc.	88,869
4,000	Chart Industries, Inc. *	114,240
5,600	Columbus McKinnon Corp. *	131,992
191,291	Flow International Corp. *	971,758
17,400	Gardner Denver, Inc. *	604,128
3,000	Graham Corp.	162,300
1,200	Key Technology, Inc. *	28,440
14,800	Robbins & Myers, Inc.	457,764

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Machinery (continued)

55,600	Tecumseh Products Company — Class A *	$1,392,224
49,558	Wabtec Corp.	2,538,857

		6,783,356

	Manufacturing — 6.2%
72,829	Acuity Brands, Inc.	3,041,339
105,419	Albany International Corp. — Class A	2,881,101
1,300	American Woodmark Corp. (8)	29,185
2,800	AO Smith Corp.	109,732
67,704	AptarGroup, Inc.	2,647,903
2,400	AZZ, Inc. *	99,288
12,500	Blount International, Inc. *	139,125
226,239	Carlisle Companies, Inc.	6,780,383
1,400	Ceradyne, Inc. *	51,324
9,200	Cognex Corp.	185,472
6,300	Coherent, Inc. *	223,965
93,430	Deswell Industries, Inc. (the British Virgin Islands)	323,268
47,344	EnPro Industries, Inc. *	1,759,303
1,800	FLIR Systems, Inc. *	69,156
29,900	Gibraltar Industries, Inc.	559,429
105,200	GrafTech International, Ltd. *	1,589,572
52,150	Hexcel Corp. *	713,934
56,226	Matthews International Corp. — Class A	2,852,907
192,972	Mueller Industries, Inc.	4,440,286
3,100	Steinway Musical Instruments, Inc. *	87,792
28,900	Sturm, Ruger & Company, Inc. *	200,566
57,100	Tredegar Corp.	1,015,809
6,500	TriMas Corp. *	42,640
6,716	Valmont Industries, Inc.	555,346
57,109	Woodward Governor Company	2,014,234
62,200	Zebra Technologies Corp. — Class A *	1,732,270

		34,145,329

	Medical Equipment, Supplies, and Services — 8.5%
13,030	Amedisys, Inc. * (8)	634,170
13,700	AMN Healthcare Services, Inc. *	240,709
75,536	AmSurg Corp. *	1,923,902
41,114	ArthroCare Corp. *	1,139,680
16,110	athenahealth, Inc. *	535,980
1,800	Bio-Rad Laboratories, Inc. — Class A *	178,416
10,200	Cardiac Science Corp. *	105,672
33,460	CardioNet, Inc. *	835,162
153,090	Centene Corp. * (8)	3,139,875
4,300	CONMED Corp. *	137,600
39,505	CorVel Corp. *	1,130,238
3,800	Emergency Medical Services Corp. — Class A *	113,544
35,777	Gen-Probe, Inc. *	1,897,970
20,000	Haemonetics Corp. *	1,234,400
27,800	Health Management Associates, Inc. — Class A *	115,648
87,400	ICU Medical, Inc. *	2,657,834
48,990	Insulet Corp. * (8)	681,941
74,100	Invacare Corp.	1,788,774
26,274	IPC The Hospitalist Company *	675,242
360,310	LeMaitre Vascular, Inc. *	1,080,930
47,100	Lincare Holdings, Inc. *	1,417,239
27,330	Luminex Corp. *	683,523
1,100	Magellan Health Services, Inc. *	45,166
6,500	Meridian Bioscience, Inc.	188,760
10,700	Merit Medical Systems, Inc. *	200,839
42,968	Natus Medical, Inc. *	973,655
214,504	NovaMed, Inc. * (8)	1,016,749
64,250	NuVasive, Inc. * (8)	3,169,452
122,500	Orthofix International NV (Netherlands Antilles) *	2,282,175
33,300	Owens & Minor, Inc.	1,615,050
15,100	PSS World Medical, Inc. *	294,450
16,010	Psychiatric Solutions, Inc. *	607,580
14,400	Quidel Corp. *	236,304
298,938	RTI Biologics, Inc. *	2,795,069
62,700	SonoSite, Inc. *	1,968,780
493,701	Spectranetics Corp. (The) *	2,285,836
48,500	STERIS Corp.	1,822,630
3,600	SurModics, Inc. * (8)	113,364
8,700	Synovis Life Technologies, Inc. *	163,734
14,100	Techne Corp. *	1,016,892
128,927	TranS1, Inc. *	1,275,088
4,500	US Physical Therapy, Inc. *	78,120
49,860	VNUS Medical Technologies *	1,043,570
74,920	Wright Medical Group, Inc. *	2,280,565

		47,822,277

	Metals and Mining — 0.5%
6,200	Hawk Corp. — Class A *	124,806
5,300	Insteel Industries, Inc.	72,027
10,400	Olympic Steel, Inc.	306,696

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Metals and Mining (continued)

7,400	Schnitzer Steel Industries, Inc. — Class A	$290,376
6,500	Sutor Technology Group, Ltd. *	21,385
115,700	Worthington Industries, Inc. (8)	1,728,558

		2,543,848

	Office Equipment, Supplies, and Services — 0.6%
252,643	Acco Brands Corp. *	1,904,928
1,900	Herman Miller, Inc.	46,493
60,900	Knoll, Inc.	920,808
28,700	Steelcase, Inc. — Class A	308,525

		3,180,754

	Oil, Coal and Gas — 5.4%
16,820	Arena Resources, Inc. *	653,457
28,686	Atwood Oceanics, Inc. *	1,044,170
32,067	Berry Petroleum Company — Class A	1,241,955
900	Chesapeake Utilities Corp.	29,889
7,800	Clayton Williams Energy, Inc. *	550,134
13,280	Comstock Resources, Inc. *	664,664
14,600	Concho Resources, Inc. *	403,106
6,880	Core Laboratories NV (the Netherlands)	697,082
16,430	Dril-Quip, Inc. *	712,898
54,700	Energy Partners, Ltd. *	474,249
18,197	GMX Resources, Inc. *	869,817
4,600	HKN, Inc. *	36,248
99,019	ION Geophysical Corp. *	1,405,080
4,900	Key Energy Services, Inc. *	56,840
15,766	Lufkin Industries, Inc.	1,251,032
87,657	McMoRan Exploration Company * (8)	2,072,211
4,000	Mitcham Industries, Inc. *	40,360
41,525	Natural Gas Services Group *	725,442
52,000	Newpark Resources, Inc. *	379,600
47,100	Nicor, Inc. (8)	2,088,885
10,200	Northwest Natural Gas Company	530,400
41,500	Oil States International, Inc. *	1,467,025
114,220	Penn Virginia Corp.	6,103,916
42,203	PetroQuest Energy, Inc. *	647,816
16,100	Piedmont Natural Gas Company, Inc. (8)	514,556
11,900	Rosetta Resources, Inc. *	218,484
1,700	Southwest Gas Corp.	51,442
7,800	Stone Energy Corp. *	330,174
24,330	Superior Energy Services, Inc. *	757,636
7,490	Tesco Corp. (Canada) *	156,841
159,900	VAALCO Energy, Inc. *	1,093,716
38,422	Whiting Petroleum Corp. *	2,737,952

		30,007,077

	Paper and Forest Products — 0.6%
32,600	Buckeye Technologies, Inc. *	266,994
38,801	Deltic Timber Corp.	2,469,296
9,100	Potlatch Corp.	422,149

		3,158,439

	Pharmaceuticals/Research and Development — 4.6%
79,038	Acorda Therapeutics, Inc. *	1,885,056
53,900	Albany Molecular Research, Inc. *	975,051
66,078	Alexion Pharmaceuticals, Inc. *	2,596,865
90,359	BioMarin Pharmaceutical, Inc. *	2,393,610
12,000	Columbia Laboratories, Inc. *	31,440
2,600	Cubist Pharmaceuticals, Inc. *	57,798
52,800	DepoMed, Inc. *	192,720
134,400	Enzon Pharmaceuticals, Inc. * (8)	991,872
3,200	Exponent, Inc. *	105,888
98,962	Genomic Health, Inc. *	2,241,489
36,200	Human Genome Sciences, Inc. *	229,870
2,900	Idera Pharmaceuticals, Inc. * (8)	40,803
26,600	Incyte Corp. *	203,490
12,300	Martek Biosciences Corp. (8)	386,466
69,300	Medicis Pharmaceuticals Corp. — Class A	1,033,263
7,949	Myriad Genetics, Inc. *	515,731
79,400	Nektar Therapeutics * (8)	285,046
40,300	Noven Pharmaceuticals, Inc. *	470,704
47,900	NPS Pharmaceuticals, Inc. *	342,006
18,873	Onyx Pharmaceuticals, Inc. *	682,825
69,367	OSI Pharmaceuticals, Inc. *	3,419,100
9,800	Pain Therapeutics, Inc. * (8)	95,746
1,400	Perrigo Company	53,844
18,900	Pharmanet Development Group, Inc. *	136,458
28,200	PharMerica Corp. *	634,218
27,500	Regeneron Pharmaceuticals, Inc. *	600,325
21,970	Savient Pharmaceuticals, Inc. * (8)	327,573

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

29,472	United Therapeutics Corp. *	$3,099,571
69,300	Valeant Pharmaceuticals International * (8)	1,418,571

		25,447,399

	Printing and Publishing — 0.9%
193,753	Bowne & Company, Inc.	2,237,848
16,300	Scholastic Corp.	418,584
137,190	Valassis Communications, Inc. *	1,188,065
35,449	VistaPrint, Ltd. (Bermuda) *	1,164,145

		5,008,642

	Real Estate Investment Trusts — 5.4%
104,807	Acadia Realty Trust	2,649,521
9,800	Agree Realty Corp.	280,280
69,741	American Campus Communities, Inc. (8)	2,362,825
6,700	American Capital Agency Corp. (8)	116,044
24,000	Anworth Mortgage Asset Corp.	142,080
2,600	BRT Realty Trust	22,334
70,700	Capstead Mortgage Corp.	774,165
3,000	Care Investment Trust, Inc.	34,440
21,100	Education Realty Trust, Inc.	233,788
20,100	Equity One, Inc. (8)	411,849
44,500	Extra Space Storage, Inc.	683,520
2,400	Hatteras Financial Corp.	55,680
30,300	Highwoods Properties, Inc.	1,077,468
127,200	Inland Real Estate Corp. (8)	1,995,768
74,800	Investors Real Estate Trust	837,012
20,636	LaSalle Hotel Properties	481,232
49,400	LTC Properties, Inc.	1,448,408
16,400	Mid-America Apartment Communities, Inc.	805,896
23,900	Mission West Properties, Inc.	232,786
10,600	Monmouth Real Estate Investment Corp. — Class A	82,574
17,600	National Health Investors, Inc.	601,568
1,400	Nationwide Health Properties, Inc.	50,372
100,200	OMEGA Healthcare Investors, Inc.	1,969,932
42,804	PS Business Parks, Inc.	2,465,510
179,075	RAIT Investment Trust (8)	983,122
111,546	Realty Income Corp. (8)	2,855,578
19,400	Saul Centers, Inc.	980,476
96,700	Senior Housing Properties Trust	2,304,361
9,200	Urstadt Biddle Properties — Class A	172,500
233,140	U-Store-It Trust	2,860,627

		29,971,716

	Registered Investment Companies — 0.8%
226,075	Ares Capital Corp.	2,357,963
8,700	Harris & Harris Group, Inc. * (8)	55,506
27,170	iShares Russell 2000 Growth Index Fund (8)	1,921,462
21,500	MCG Capital Corp. (8)	56,330

		4,391,261

	Retail — 3.4%
82,059	Barnes & Noble, Inc. (8)	2,140,099
66,300	Big Lots, Inc. * (8)	1,845,129
29,575	BJ’s Wholesale Club, Inc. *	1,149,285
8,500	Blockbuster, Inc. — Class A * (8)	17,425
8,200	Books-A-Million, Inc.	41,000
164,625	Casey’s General Stores, Inc.	4,966,735
94,981	EZCORP, Inc. — Class A *	1,785,643
87,350	FGX International Holdings, Ltd. (the British Virgin Islands)	966,965
15,500	Fuqi International, Inc. (China) *	126,325
170,714	Hibbett Sports, Inc. * (8)	3,417,694
1,900	Jo-Ann Stores, Inc. *	39,862
63,330	Lumber Liquidators, Inc. *	795,425
69,163	PetMed Express, Inc. *	1,085,859
4,000	Sally Beauty Holdings, Inc. *	34,400
40,900	Systemax, Inc. (8)	575,054

		18,986,900

	Retail: Restaurants — 1.5%
26,900	AFC Enterprises, Inc. *	195,294
40,091	BJ’s Restaurants, Inc. *	478,687
8,700	Bob Evans Farms, Inc.	237,423
40,000	CBRL Group, Inc.	1,052,000
67,788	CEC Entertainment, Inc. * (8)	2,250,561
11,610	Chipotle Mexican Grill, Inc. — Class A *	644,239
58,200	Denny’s Corp. *	150,156
20,738	Panera Bread Company — Class A *	1,055,564
147,126	Sonic Corp. * (8)	2,143,626

		8,207,550

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Rubber Products — 0.0%
4,400	Myers Industries, Inc.	$55,484

	Scientific and Technical Instruments — 0.3%
27,902	Badger Meter, Inc.	1,309,999
13,600	Varian, Inc. *	583,440

		1,893,439

	Semiconductors — 2.5%
136,000	Amkor Technology, Inc. *	866,320
48,950	Cavium Networks, Inc. * (8)	689,216
75,100	Cirrus Logic, Inc. *	409,295
8,600	Conexant Systems, Inc. *	34,486
128,500	Emulex Corp. *	1,371,095
16,100	Entegris, Inc. *	77,924
49,700	Integrated Silicon Solution, Inc. *	114,807
94,380	Microsemi Corp. *	2,404,802
28,230	Netlogic Microsystems, Inc. * (8)	853,675
5,500	Pericom Semiconductor Corp. *	57,750
222,500	PMC-Sierra, Inc. *	1,650,950
51,000	QLogic Corp. *	783,360
59,900	Semtech Corp. *	836,204
116,100	Silicon Image, Inc. *	619,974
198,806	Skyworks Solutions, Inc. *	1,662,018
53,299	Tessera Technologies, Inc. *	870,906
41,900	TriQuint Semiconductor, Inc. *	200,701
18,598	Ultra Clean Holdings, Inc. *	93,734

		13,597,217

	Sporting Goods and Equipment — 0.4%
164,921	Callaway Golf Company	2,320,438

	Telecommunications Equipment and Services — 2.7%
51,200	ADTRAN, Inc.	997,888
2,200	Anaren, Inc. *	22,330
14,661	Anixter International, Inc. *	872,476
286,100	Cincinnati Bell, Inc. *	884,049
3,500	EMS Technologies, Inc. *	78,085
93,900	IDT Corp. — Class B * (8)	69,477
35,300	InterDigital, Inc. *	848,965
40,500	Iowa Telecommunications Services, Inc.	756,540
59,140	Neutral Tandem, Inc. *	1,096,456
38,923	NTELOS Holdings Corp.	1,046,639
17,100	Plantronics, Inc.	385,092
49,908	Polycom, Inc. *	1,154,372
33,000	Powerwave Technologies, Inc. * (8)	130,680
194,490	Premiere Global Services, Inc. *	2,734,530
8,500	RCN Corp. *	104,210
18,000	Shenandoah Telecommunications Company	397,260
80,440	Syniverse Holdings, Inc. *	1,336,108
18,600	Tekelec *	260,214
126,400	USA Mobility, Inc. *	1,390,400
81,600	UTStarcom, Inc. * (8)	274,992

		14,840,763

	Toys — 0.2%
87,700	Leapfrog Enterprises, Inc. * (8)	926,112
4,600	Marvel Entertainment, Inc. *	157,044

		1,083,156

	Transportation — 1.5%
27,911	GATX Corp.	1,104,438
21,000	Genco Shipping & Trading, Ltd. (Marshall Islands) (8)	698,040
46,362	Genesee & Wyoming, Inc. — Class A *	1,739,502
2,800	GulfMark Offshore, Inc. *	125,664
10,700	Knightsbridge Tankers, Ltd. (Bermuda) (8)	283,229
30,090	Old Dominion Freight Line, Inc. *	852,751
13,000	Pacer International, Inc.	214,110
162,569	Vitran Corp., Inc. — Class A (Canada) *	2,189,805
50,100	Werner Enterprises, Inc. (8)	1,087,671

		8,295,210

	Utilities — 2.5%
71,761	Atmos Energy Corp.	1,910,278
48,000	Black Hills Corp.	1,491,360
11,300	El Paso Electric Company *	237,300
9,575	ITC Holdings Corp.	495,698
51,126	New Jersey Resources Corp. (8)	1,834,912
8,300	Pike Electric Corp. *	122,259
34,900	Portland General Electric Company	825,734
102,000	Unisource Energy Corp.	2,977,379

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

105,397	Westar Energy, Inc.	$2,428,347
51,839	WGL Holdings, Inc.	1,682,176

		14,005,443

	Total Common Stocks (Cost $582,251,635)	539,034,562

	Warrants — 0.0%
640	Lantronix, Inc.* (14) (Cost $0)	—

	Rights — 0.0%
	Registered Investment Companies
2	MCG Capital Corp.* (Cost $0)	1

Principal

	Short Term US Treasury Securities — 0.1%
	US Treasury Bills
$625,000	0.03%, 12/18/08 (5) (Cost $624,959)	624,959

	Securities Lending Collateral — 16.4%
90,919,071	Securities Lending Collateral Investment (Note 3) (Cost $90,919,071)	90,919,071

	Total Securities (Cost $673,795,665)	630,578,593

	Repurchase Agreements — 1.6%
8,823,631	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $8,823,889 (Collateralized by various US Treasury Bills, 0.19%-0.33%, due 01/15/09-02/12/09, with a total value of $9,005,598) (Cost $8,823,631)	8,823,631

	Total Investments — 115.6% (Cost $682,619,296)	639,402,224
	Liabilities less other assets — (15.6)%	(86,231,580)

	Net Assets — 100.0%	$553,170,644

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $682,619,296.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$37,706,313
Gross unrealized depreciation	(80,923,385)

Net unrealized depreciation	$(43,217,072)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.5%
	Aerospace and Defense — 3.3%
31,872	Aerovironment, Inc. * (8)	$1,018,310
30,851	Curtiss – Wright Corp.	1,402,178
47,714	Ducommun, Inc. *	1,139,410
35,896	Esterline Technologies Corp. *	1,421,123
27,020	Moog, Inc. – Class A *	1,158,618
9,600	Teledyne Technologies, Inc. *	548,736

		6,688,375

	Apparel: Manufacturing and Retail — 6.3%
57,450	Aeropostale, Inc. * (8)	1,844,719
32,300	Brown Shoe Company, Inc.	529,074
17,103	Charlotte Russe Holding, Inc. *	175,306
39,400	Children’s Place Retail Stores, Inc. (The) * (8)	1,313,990
78,200	Dress Barn, Inc. (The) *	1,195,678
35,700	Gymboree Corp. (The) *	1,267,350
21,600	Jos A Bank Clothiers, Inc. * (8)	725,760
78,200	Maidenform Brands, Inc. *	1,134,682
86,290	New York & Company, Inc. *	823,207
41,404	Phillips-Van Heusen Corp.	1,569,625
41,069	Shoe Carnival, Inc. *	672,710
8,585	Warnaco Group, Inc. (The) * (8)	388,815
45,178	Wolverine World Wide, Inc.	1,195,410

		12,836,326

	Automobile: Retail — 0.3%
28,012	America’s Car-Mart, Inc. * (8)	520,743

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.7%
142,402	Amerigon, Inc. * (8)	937,005
45,400	ATC Technology Corp. *	1,077,796
15,600	Polaris Industries, Inc. (8)	709,644
33,575	Titan International, Inc. (8)	715,819

		3,440,264

	Banks and Financial Services — 5.3%
44,129	Bank of the Ozarks, Inc.	1,191,483
1,907	City Bank	29,749
6,900	First Citizens Bancshares, Inc. — Class A *	1,235,100
21,600	Frontier Financial Corp. (8)	290,088
55,277	Greene Bancshares, Inc. (8)	1,299,562
62,900	Heckman Corp. * (8)	518,925
30,700	MainSource Financial Group, Inc. (8)	601,720
42,491	Pacific Capital Bancorp (8)	864,692
24,949	Pinnacle Financial Partners, Inc. *	768,429
21,900	Stifel Financial Corp. * (8)	1,092,810
66,300	Texas Capital Bancshares, Inc. *	1,376,388
44,848	United Community Banks, Inc. — Georgia (8)	594,680
33,527	Whitney Holding Corp. (8)	813,030

		10,676,656

	Business Services and Supplies — 3.8%
188,069	CBIZ, Inc. *	1,589,183
38,000	CRA International, Inc. *	1,044,240
21,400	FTI Consulting, Inc. *	1,545,936
159,000	Hackett Group, Inc. *	864,960
17,000	Huron Consulting Group, Inc. *	968,660
81,400	Kforce, Inc. *	831,094
57,200	TrueBlue, Inc. *	924,352

		7,768,425

	Chemicals — 1.5%
39,300	A Schulman, Inc.	777,354
70,905	ICO, Inc. * (8)	397,777
67,800	Landec Corp. *	555,282
45,500	Sensient Technologies Corp.	1,279,915

		3,010,328

	Commercial Services — 0.3%
17,719	Team, Inc. *	640,010

	Computer Equipment, Software and Services — 8.7%
37,700	ANSYS, Inc. *	1,427,700
102,324	Aspen Technology, Inc. *	1,299,515
95,149	Bluephoenix Solutions, Ltd. (Israel) * (8)	334,924
53,627	Bottomline Technologies, Inc. *	557,721
28,300	CACI International, Inc. — Class A *	1,417,831
68,500	Compellent Technologies, Inc. * (8)	849,400
10,400	Ebix, Inc. *	977,184
94,530	EPIQ Systems, Inc. * (8)	1,285,608
110,598	FalconStor Software, Inc. *	592,805
61,000	Integral Systems, Inc. *	1,266,970
40,200	Manhattan Associates, Inc. *	898,068
19,100	ManTech International Corp. — Class A *	1,132,439
95,191	NetScout Systems, Inc. *	1,012,832
108,454	Radiant Systems, Inc. *	942,465
172,000	Soapstone Networks, Inc. *	576,200
44,200	Solera Holdings, Inc. *	1,269,424
34,270	Sybase, Inc. *	1,049,347
47,100	Xyratex, Ltd. (Bermuda) * (8)	524,223

		17,414,656

	Construction Services and Supplies — 2.3%
29,270	AAON, Inc.	532,421
61,600	Beacon Roofing Supply, Inc. * (8)	962,192
33,300	Drew Industries, Inc. * (8)	569,763
69,191	Furmanite Corp. *	715,435
45,174	Integrated Electrical Services, Inc. *	793,255
42,400	Simpson Manufacturing Company, Inc. (8)	1,148,617

		4,721,683

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Consumer Goods and Services — 2.0%
17,700	Chattem, Inc. * (8)	$1,383,786
22,300	Helen of Troy, Ltd. (Bermuda) *	507,771
75,700	Jarden Corp. *	1,775,165
43,275	Prestige Brands Holdings, Inc. *	384,282

		4,051,004

	Distribution — 0.5%
39,800	Pool Corp. (8)	928,534

	Education — 0.1%
107,400	ChinaCast Education Corp. *	268,500

	Electrical Equipment — 1.0%
658,690	Capstone Turbine Corp. * (8)	849,710
112,900	Cogent, Inc. * (8)	1,153,838

		2,003,548

	Electronics — 1.1%
51,100	EnerSys *	1,007,181
32,589	Methode Electronics, Inc.	291,346
29,346	NVE Corp. * (8)	830,785

		2,129,312

	Engineering — 1.6%
44,158	EMCOR Group, Inc. *	1,162,239
34,774	Stanley, Inc. *	1,283,508
21,200	VSE Corp.	715,076

		3,160,823

	Environmental Waste Management and Recycling Services — 0.2%
45,519	Darling International, Inc. *	505,716

	Equipment Rental and Leasing — 0.7%
54,900	Aaron Rents, Inc.	1,486,143

	Food and Beverage — 1.9%
31,698	Central European Distribution Corp. * (8)	1,439,406
83,674	Chiquita Brands International, Inc. * (8)	1,322,886
39,000	Flowers Foods, Inc.	1,145,040

		3,907,332

	Insurance — 1.0%
33,261	FBL Financial Group, Inc. — Class A	927,649
39,700	IPC Holdings, Ltd. (Bermuda)	1,199,337

		2,126,986

	Internet Services — 4.6%
93,000	Art Technology Group, Inc. *	327,360
103,149	CyberSource Corp. *	1,661,730
7,363	Equinix, Inc. * (8)	511,434
134,224	eResearchTechnology, Inc. *	1,598,608
110,200	GigaMedia, Ltd. (Singapore) * (8)	812,174
46,822	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) * (8)	1,196,302
134,600	TeleCommunications Systems, Inc. — Class A *	930,086
68,300	Websense, Inc. *	1,526,505
138,730	Website Pros, Inc. *	749,142

		9,313,341

	Machinery — 1.2%
29,404	Chart Industries, Inc. *	839,779
105,500	Flow International Corp. *	535,940
4,292	K-Tron International, Inc. *	552,938
40,500	PMFG, Inc. *	586,845

		2,515,502

	Manufacturing — 3.0%
14,700	AptarGroup, Inc.	574,917
55,125	Encore Wire Corp. (8)	998,314
26,200	EnPro Industries, Inc. *	973,592
7,409	FLIR Systems, Inc. *	284,654
68,700	GrafTech International, Ltd. *	1,038,057
20,880	II-VI, Inc. *	807,221
37,256	Woodward Governor Company	1,314,018

		5,990,773

	Medical Equipment, Supplies, and Services — 11.1%
69,144	American Medical Systems Holdings, Inc.	1,227,997
102,078	Bruker BioSciences Corp. *	1,360,700
108,312	Celera Corp. *	1,673,421
71,855	Cross Country Healthcare, Inc. *	1,170,518
109,948	CryoLife, Inc. *	1,442,518
39,500	Ensign Group, Inc.	675,055
37,000	ICON PLC (ADR) (Ireland) *	1,415,250
51,200	Immucor, Inc. *	1,636,352
67,500	inVentiv Health, Inc. *	1,192,050
73,631	IRIS International, Inc. *	1,317,995
44,015	LHC Group, Inc. * (8)	1,253,547
38,774	Psychiatric Solutions, Inc. *	1,471,473
45,406	RehabCare Group, Inc. *	821,849
36,400	STERIS Corp.	1,367,912
29,331	SurModics, Inc. * (8)	923,633
78,691	Synovis Life Technologies, Inc. *	1,480,965
48,264	US Physical Therapy, Inc. *	837,863
52,000	VNUS Medical Technologies *	1,088,360

		22,357,458

	Metals and Mining — 1.3%
33,911	Hecla Mining Company * (8)	158,703
13,022	Kaiser Aluminum Corp.	559,295
16,800	Olympic Steel, Inc.	495,432
23,500	Schnitzer Steel Industries, Inc. — Class A	922,140
22,871	Universal Stainless & Alloy Products, Inc. *	584,354

		2,719,924

	Oil, Coal and Gas — 8.0%
34,900	Alon USA Energy, Inc. (8)	470,452
27,955	Arena Resources, Inc. *	1,086,052

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

20,300	Berry Petroleum Company — Class A	$786,219
33,261	Bill Barrett Corp. * (8)	1,068,011
152,032	Cano Petroleum, Inc. *	351,194
23,500	CARBO Ceramics, Inc. (8)	1,212,834
17,900	Comstock Resources, Inc. *	895,895
9,600	Core Laboratories NV (the Netherlands)	972,672
62,800	EXCO Resources, Inc. *	1,024,896
28,900	Gulf Island Fabrication, Inc.	996,183
76,753	Hercules Offshore, Inc. * (8)	1,163,575
30,547	Hornbeck Offshore Services, Inc. * (8)	1,179,725
47,850	Natural Gas Services Group *	835,940
68,691	North American Energy Partners, Inc. (Canada) *	712,326
66,800	Parker Drilling Company *	535,736
70,500	PetroQuest Energy, Inc. *	1,082,175
14,700	Stone Energy Corp. *	622,251
25,657	T-3 Energy Services, Inc. *	952,388
26,245	Western Refining, Inc. * (8)	265,337

		16,213,861

	Pharmaceuticals/Research and Development — 6.3%
227,142	Adolor Corp. *	783,640
62,899	Albany Molecular Research, Inc. *	1,137,843
32,200	Alexion Pharmaceuticals, Inc. *	1,265,460
46,900	Alnylam Pharmaceuticals, Inc. * (8)	1,357,755
77,700	Cubist Pharmaceuticals, Inc. * (8)	1,727,271
58,706	Emergent Biosolutions, Inc. *	768,462
24,164	Exponent, Inc. *	799,587
25,300	Martek Biosciences Corp. (8)	794,926
77,500	Medicines Company (The) *	1,799,549
14,900	Myriad Genetics, Inc. *	966,712
83,837	Oculus Innovative Sciences, Inc. * (8)	160,129
160,649	VIVUS, Inc. *	1,275,553

		12,836,887

	Printing and Publishing — 0.1%
8,370	Consolidated Graphics, Inc. *	253,862

	Real Estate Investment Trusts — 0.9%
32,300	BioMed Realty Trust, Inc.	854,335
18,600	Entertainment Properties Trust	1,017,792

		1,872,127

	Retail — 1.5%
94,730	EZCORP, Inc. — Class A *	1,780,924
81,900	PetMed Express, Inc. * (8)	1,285,830

		3,066,754

	Retail: Restaurants — 2.3%
30,100	Bob Evans Farms, Inc.	821,429
25,100	Buffalo Wild Wings, Inc. * (8)	1,010,024
45,600	PF Chang’s China Bistro, Inc. * (8)	1,073,424
22,600	Red Robin Gourmet Burgers, Inc. *	605,680
133,407	Texas Roadhouse, Inc. — Class A *	1,199,329

		4,709,886

	Semiconductors — 3.3%
81,020	Advanced Analogic Technologies, Inc. *	376,743
250,417	ANADIGICS, Inc. * (8)	703,672
197,400	O2Micro International, Ltd. (ADR) (Cayman Islands) *	716,562
53,603	Pericom Semiconductor Corp. *	562,832
119,100	PMC-Sierra, Inc. *	883,722
92,300	Semtech Corp. *	1,288,507
150,300	Silicon Motion Technology Corp. (ADR) (Cayman Islands) * (8)	703,404
73,900	Techwell, Inc. * (8)	696,877
81,185	Zoran Corp. *	662,470

		6,594,789

	Telecommunications Equipment and Services — 6.8%
56,600	ADC Telecommunications, Inc. *	478,270
59,500	ADTRAN, Inc.	1,159,655
19,830	Comtech Telecommunications Corp. *	976,429
37,000	EMS Technologies, Inc. *	825,470
25,178	General Cable Corp. *	897,092
56,115	GeoEye, Inc. *	1,241,825
117,900	Globecomm Systems, Inc. *	1,030,446
50,363	NICE — Systems, Ltd. (ADR) (Israel) *	1,371,888
78,400	Oplink Communications, Inc. *	946,288
104,100	SeaChange International, Inc. *	1,005,606
86,447	Starent Networks Corp. * (8)	1,118,624
84,200	Syniverse Holdings, Inc. *	1,398,563
93,500	Tekelec *	1,308,065

		13,758,221

	Toys — 0.7%
56,500	JAKKS Pacific, Inc. *	1,407,415

	Transportation — 3.4%
14,000	Arkansas Best Corp.	471,660
114,163	Celadon Group, Inc. *	1,309,450
47,653	Excel Maritime Carriers, Ltd. (Liberia) (8)	718,607
17,200	Genco Shipping & Trading, Ltd. (Marshall Islands) (8)	571,728
78,600	Heartland Express, Inc. (8)	1,219,872
28,066	Hub Group, Inc. — Class A *	1,056,685

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Transportation (continued)

42,800	Old Dominion Freight Line, Inc. *	$1,212,952
30,790	TBS International, Ltd. — Class A (Bermuda) * (8)	414,433

		6,975,387

	Utilities — 0.4%
40,000	Avista Corp.	868,400

	Total Common Stocks (Cost $215,366,640)	199,739,951

Principal

	Securities Lending Collateral — 22.0%
$44,493,468	Securities Lending Collateral Investment (Note 3) (Cost $44,493,468)	44,493,468

	Total Securities (Cost $259,860,108)	244,233,419

	Repurchase Agreements — 1.6%
3,207,682	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $3,207,775 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $3,273,503) (Cost $3,207,682)	3,207,682

	Total Investments — 122.1% (Cost $263,067,790)	247,441,101
	Liabilities less other assets — (22.1)%	(44,849,018)

	Net Assets — 100.0%	$202,592,083

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $263,067,790.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$13,548,974
Gross unrealized depreciation	(29,175,663)

Net unrealized depreciation	$(15,626,689)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks — 95.4%
	Aerospace and Defense — 0.1%
112,948	Saab AB-Class B (14)	$1,739,654	SWE

	Agriculture — 0.8%
4,701,100	Chaoda Modern Agriculture (Holdings), Ltd.	3,970,477	CAY
58,900	Potash Corp. of Saskatchewan, Inc.	7,775,389	CDA

		11,745,866

	Airlines — 2.7%
2,009,000	Air New Zealand, Ltd. (14)	1,296,846	NZE
1,660,399	British Airways PLC(14)	5,065,598	BRI
2,019,000	Cathay Pacific Airways, Ltd.	3,443,808	HNG
2,956,459	easyJet PLC * (14)	16,955,378	BRI
3,537,400	Qantas Airways, Ltd. (14)	9,018,184	AUS
465,671	Singapore Airlines, Ltd.	4,678,086	SIN

		40,457,900

	Apparel: Manufacturing and Retail — 0.4%
445,736	Burberry Group PLC (14)	3,151,818	BRI
132,355	Next PLC (14)	2,440,393	BRI

		5,592,211

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 6.0%
329,200	Alpine Electronics, Inc. (14)	3,160,128	JPN
1,119,000	Calsonic Kansei Corp. (14)	3,209,134	JPN
244,600	DaimlerChrysler AG (14)	12,145,107	GER
1,658,000	Fuji Heavy Industries, Ltd. (14)	8,398,377	JPN
10,200	Georg Fischer AG (14)	3,668,355	SWI
1,726,700	GKN PLC (14)	6,132,923	BRI
351,600	Honda Motor Company, Ltd. (14)	10,664,999	JPN
77,600	Magna International, Inc. — Class A	3,987,003	CDA
1,664,300	Nissan Motor Company, Ltd. (14)	11,253,635	JPN
199,800	PSA Peugeot Citroen SA (14)	7,519,714	FRA
258,600	Toyota Auto Body Company, Ltd. (14)	4,686,515	JPN
249,400	Toyota Motor Corp. (14)	10,662,476	JPN
104,788	Valeo SA (14)	3,171,070	FRA

		88,659,436

	Banks and Financial Services — 23.4%
1,258,598	3i Group PLC (14)	15,936,051	BRI
178,400	ACOM Company, Ltd. (8) (14)	6,097,030	JPN
535,600	Alliance & Leicester PLC (14)	2,611,285	BRI
424,800	Allied Irish Banks PLC (14)	3,492,072	IRE
239,500	Alpha Bank AE (14)	5,214,196	GRC
2,594,000	Aozora Bank, Ltd. (14)	4,066,411	JPN
279,900	Banco Bilbao Vizcaya Argentaria SA (14)	4,526,188	SPA
668,127	Banco Espirito Santo SA (14)	8,284,544	POR
1,553,900	Banco Santander Central Hispano SA (14)	23,299,674	SPA
97,800	Bank of Montreal	4,222,607	CDA
3,447,876	Barclays PLC (14)	20,485,341	BRI
356,428	BNP Paribas SA (14)	34,023,725	FRA
244,800	Canadian Imperial Bank of Commerce	14,049,691	CDA
1,218,000	Chiba Bank, Ltd. (The) (14)	6,386,105	JPN
171,900	Commerzbank AG (14)	2,548,213	GER
440,100	Credit Agricole SA (14)	8,476,259	FRA
130,100	Credit Suisse Group (14)	6,075,926	SWI
183,400	Danske Bank A/S (14)	4,415,818	DEN
84,100	Deutsche Bank AG (14)	6,016,265	GER
190,500	Dexia (14)	2,080,911	BEL
956,400	DNB NOR ASA (14)	7,419,556	NOR
1,429,700	HBOS PLC (14)	3,243,672	BRI
398,100	Hitachi Capital Corp. (14)	4,847,469	JPN
2,311,000	Industrial and Commercial Bank of China (Asia), Ltd.	4,206,371	HNG
1,082,900	Intesa Sanpaolo (14)	5,955,496	ITA
319,800	Irish Life & Permanent PLC (14)	2,240,332	IRE
117,559	Julius Baer Holding AG (14)	5,846,262	SWI
202,900	Laurentian Bank of Canada	7,244,726	CDA

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Banks and Financial Services (continued)

1,895,100	Lloyds TSB Group PLC (14)	$7,615,070	BRI
129,000	Macquarie Group, Ltd. (8) (14)	3,972,087	AUS
1,304	Mizuho Financial Group, Inc. (14)	5,702,585	JPN
105,500	Muenchener Rueckversicherungs-Gesellschaft AG (14)	15,914,131	GER
246,000	National Australia Bank, Ltd. (14)	4,964,881	AUS
297,000	National Bank of Canada	13,576,744	CDA
78,780	National Bank of Greece SA (14)	3,192,526	GRC
435,900	Nordea Bank AB (14)	5,204,185	SWE
38,800	Orix Corp. (14)	4,858,073	JPN
56,200	SFCG Company, Ltd. (14)	2,559,101	JPN
515,700	SNS Reaal (14)	5,885,334	NET
218,853	Societe Generale (14)	19,659,495	FRA
119,100	Sun Life Financial, Inc.	4,163,044	CDA
396,719	Suncorp-Metway, Ltd. (14)	3,015,386	AUS
228,878	Svenska Handelsbanken AB — Class A (14)	5,126,004	SWE
182,300	Swedbank AB — Class A (8) (14)	2,383,302	SWE
675,460	UBS AG (14)	11,545,263	SWI

		342,649,407

	Broadcast Services/Media — 0.7%
321,400	Vivendi Universal SA (14)	10,076,118	FRA

	Business Services and Supplies — 1.6%
810,591	Capita Group PLC (14)	10,088,338	BRI
1,117,000	Marubeni Corp. (14)	5,063,347	JPN
1,862,327	Michael Page International PLC (14)	7,744,930	BRI

		22,896,615

	Chemicals — 1.1%
321,000	ADEKA Corp. (14)	2,029,316	JPN
6,140	Arkema (14)	226,672	FRA
264,800	Methanex Corp.	5,187,766	CDA
376,000	Nippon Shokubai Company, Ltd. (14)	2,410,386	JPN
171,800	Nova Chemicals Corp.	3,775,806	CDA
708,500	Sumitomo Bakelite Company, Ltd. (14)	3,029,996	JPN

		16,659,942

	Computer Equipment, Software and Services — 2.5%
803,912	Autonomy Corp. PLC * (14)	14,926,416	BRI
769,600	High Tech Computer Corp. (14)	11,945,173	TWN
182,117	SAP AG (14)	9,699,354	GER

		36,570,943

	Construction Services and Supplies — 1.4%
8,800	Cementos Portland Valderrivas SA (14)	423,842	SPA
15,600	Ciments Francais SA (14)	1,627,737	FRA
84,600	Compagnie Generale de Geophysique Veritas (CGG — Veritas) (14)	4,376,228	FRA
43,500	Lafarge SA (14)	4,580,038	FRA
91,000	Maeda Road Construction Company, Ltd. (14)	588,708	JPN
910,000	Sanwa Shutter Corp. (14)	3,437,045	JPN
88,795	Sodexo (14)	5,240,154	FRA

		20,273,752

	Consumer Goods and Services — 2.6%
302,100	Electrolux AB — Series B (14)	3,534,243	SWE
85,606	L’Oreal SA (14)	8,399,970	FRA
515,284	Reckitt Benckiser Group PLC (14)	24,983,491	BRI
12,400	Unicharm Corp. (14)	944,384	JPN

		37,862,088

	Diversified Operations and Services — 1.6%
257,200	BASF AG (14)	12,262,393	GER
318,000	Mitsubishi Corp. (14)	6,633,527	JPN
531,600	Sumitomo Corp. (14)	4,956,559	JPN

		23,852,479

	Electronics — 0.4%
192,600	Omron Corp. (14)	2,989,597	JPN
810,100	Toshiba Tec Corp. (14)	3,191,038	JPN

		6,180,635

	Energy Services — 3.0%
689,383	Iberdrola Renovables * (14)	3,012,255	SPA

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Energy Services (continued)

153,385	LDK Solar Company, Ltd. (ADR) * (8)	$4,604,618	CHN
31,603	Q-Cells AG * (14)	2,650,013	GER
311,300	Renewable Energy Corp. A/S * (14)	5,770,471	NOR
369,600	Suntech Power Holdings Company, Ltd. (ADR) * (8)	13,257,552	CAY
177,425	Vestas Wind Systems A/S * (14)	15,486,523	DEN

		44,781,432

	Food and Beverage — 5.2%
319,900	Cadbury PLC (14)	3,235,443	BRI
246,010	Carlsberg A/S — Class B (14)	18,756,643	DEN
64,100	East Asiatic Company, Ltd. (A/S Det Ostasiatiske Kompagni) (14)	2,693,441	DEN
780,200	Foster’s Group, Ltd. (14)	3,485,771	AUS
280,500	Greene King PLC (14)	2,306,345	BRI
153,670	Groupe Danone (14)	10,900,105	FRA
580,461	Nestle SA (14)	25,086,095	SWI
1,537,300	Northern Foods PLC (14)	1,767,120	BRI
35,581	Pernod Ricard SA (14)	3,134,366	FRA
799,400	Tate & Lyle PLC (14)	5,491,867	BRI

		76,857,196

	Insurance — 6.2%
1,243,900	Amlin PLC (14)	7,117,706	BRI
730,700	Aviva PLC (14)	6,355,796	BRI
40,500	Fairfax Financial Holdings, Ltd. (8)	12,982,071	CDA
1,939,300	Friends Provident PLC (14)	3,298,382	BRI
564,500	ING Groep NV (14)	12,101,633	NET
1,003,300	Milano Assicurazioni SpA (14)	4,445,725	ITA
4,176,300	Old Mutual PLC (14)	5,845,647	BRI
3,168,900	Royal & Sun Alliance Insurance Group PLC (14)	8,472,496	BRI
311,100	SCOR SE (14)	6,049,278	FRA
94,700	Swiss Re (14)	5,256,367	SWI
71,400	Zurich Financial Services AG (14)	19,772,129	SWI

		91,697,230

	Machinery — 0.5%
162,200	Heidelberger Druckmaschinen AG (14)	2,555,092	GER
15,900	Rieter Holding AG (14)	4,838,457	SWI

		7,393,549

	Manufacturing — 2.6%
19,105	Alstom (14)	1,450,249	FRA
540,000	Asahi Glass Company, Ltd. (14)	4,746,938	JPN
1,914,433	Hansen Transmissions *	7,981,382	BEL
1,126,300	IMI PLC (14)	7,599,433	BRI
704,000	Kurabo Industries, Ltd. (14)	1,236,702	JPN
71,339	Siemens AG (14)	6,654,289	GER
1,155,936	Tomkins PLC (14)	3,227,476	BRI
350,300	Trelleborg AB — Class B (14)	4,883,709	SWE

		37,780,178

	Medical Equipment, Supplies, and Services — 0.5%
51,892	Synthes, Inc. (14)	7,178,859	SWI

	Metals and Mining — 1.8%
51,438	BHP Billiton PLC (14)	1,165,286	BRI
646,100	BlueScope Steel, Ltd. (14)	3,807,856	AUS
113,600	Companhia Vale do Rio Doce (ADR)	2,175,440	BRA
1,202,100	Minara Resources, Ltd. (14)	1,566,479	AUS
37,300	Norddeutsche Affinerie AG (14)	1,576,510	GER
80,200	Rautaruukki Oyj (14)	1,602,805	FIN
302,400	ThyssenKrupp AG (14)	9,079,238	GER
94,700	voestalpine AG (14)	2,959,220	AST
86,997	Xstrata PLC (14)	2,711,227	BRI

		26,644,061

	Office Equipment, Supplies, and Services — 1.1%
409,000	Brother Industries, Ltd. (14)	4,330,637	JPN
193,900	Oce NV (14)	1,384,719	NET
655,000	Ricoh Company, Ltd. (14)	9,209,933	JPN
3,314,500	TPV Technology, Ltd.	1,014,587	HNG

		15,939,876

	Oil, Coal and Gas — 9.3%
2,245,100	BP PLC (14)	18,697,853	BRI
1,593,200	Cosmo Oil Company, Ltd. (14)	3,779,031	JPN

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

73,700	EnCana Corp.	$4,706,274	CDA
822,300	Eni SpA (14)	21,795,935	ITA
84,900	Gazprom (ADR)	2,402,670	SUR
987,100	Nippon Oil Corp. (14)	4,970,728	JPN
174,800	Norsk Hydro ASA (14)	1,182,561	NOR
139,900	Petro-Canada	4,653,474	CDA
415,600	Repsol YPF SA (14)	12,316,687	SPA
1,290,100	Royal Dutch Shell PLC — Class B (14)	36,242,563	BRI
735,500	Showa Shell Sekiyu KK (14)	7,163,517	JPN
150,712	StatoilHydro ASA (14)	3,581,421	NOR
245,600	Total SA (14)	14,920,185	FRA

		136,412,899

	Pharmaceuticals/Research and Development — 9.2%
767,672	AstraZeneca PLC (14)	33,592,944	BRI
338,900	Biovail Corp.	3,216,246	CDA
290,401	CSL, Ltd. (14)	8,797,666	AUS
285,300	GlaxoSmithKline PLC (14)	6,180,365	BRI
205,876	H Lundbeck A/S (14)	3,914,166	DEN
301,008	Novartis AG (14)	15,847,938	SWI
324,400	Recordati SpA (14)	2,003,005	ITA
106,864	Roche Holding AG (14)	16,728,695	SWI
333,700	Sanofi-Aventis (14)	21,939,288	FRA
6,204,100	Sigma Pharmaceuticals, Ltd. (14)	6,005,658	AUS
381,600	Teva Pharmaceutical Industries, Ltd. (ADR) (8)	17,473,464	ISR

		135,699,435

	Real Estate Development and Services — 0.4%
325,000	Mitsui Fudosan Company, Ltd. (14)	6,279,634	JPN

	Retail — 1.3%
762,358	Arcandor AG * (8)	2,500,667	GER
308,300	Circle K Sunkus Company, Ltd. (14)	5,110,521	JPN
249,468	JJB Sports PLC (14)	198,926	BRI
123,832	PPR (14)	11,080,229	FRA
4,729	Valora Holding AG (14)	892,177	SWI

		19,782,520

	Retail: Restaurants — 0.1%
112,200	Plenus Company, Ltd. (8) (14)	1,390,318	JPN

	Retail: Supermarkets — 0.5%
1,117,419	J Sainsbury PLC (14)	7,007,978	BRI

	Semiconductors — 1.2%
10,027,709	ARM Holdings PLC (14)	17,425,960	BRI

	Telecommunications Equipment and Services — 5.6%
4,188,000	BT Group PLC (14)	12,141,226	BRI
151,951	Elcoteq Network Corp. — Class A * (14)	670,075	FIN
184,200	Millicom International Cellular SA (8)	12,649,014	LUX
1,588,500	MobileOne, Ltd.	2,037,925	SIN
3,500	Nippon Telegraph and Telephone Corp. (14)	15,622,065	JPN
9,500	NTT DoCoMo, Inc. (14)	15,206,625	JPN
216,600	Research In Motion, Ltd. *	14,793,780	CDA
11,000	Swisscom AG (14)	3,278,184	SWI
174,000	Telefonica SA (14)	4,137,297	SPA
395,600	VTech Holdings, Ltd.	2,313,802	BER

		82,849,993

	Toys — 0.6%
20,500	Nintendo Company, Ltd. (14)	8,695,562	JPN

	Transportation — 0.5%
2,535,000	Neptune Orient Lines, Ltd.	3,232,976	SIN
1,367,100	Orient Overseas International, Ltd.	3,502,101	BER

		6,735,077

	Utilities — 0.5%
73,100	ATCO, Ltd. — Class I	2,651,313	CDA
643,700	Enel SpA (14)	5,373,406	ITA

		8,024,719

	Total Common Stocks (Cost $1,693,121,582)	1,403,793,522

Principal

	Securities Lending Collateral — 2.5%
$36,872,364	Securities Lending Collateral Investment (Note 3) (Cost $36,872,364)	36,872,364	USA

	Total Securities (Cost $1,729,993,946)	1,440,665,886

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Principal		Value	Country

	Repurchase Agreements — 1.9%
$28,067,047	With State Street Bank and Trust, dated 09/30/08, 1.05%, due 10/01/08, repurchase proceeds at maturity $28,067,866 (Collateralized by US Treasury Bill, 0.33%, due 02/12/09, with a value of $28,629,445) (Cost $28,067,047)	$28,067,047	USA

	Total Investments — 99.8% (Cost $1,758,060,993)	1,468,732,933
	Other assets less liabilities — 0.2%	3,568,584

	Net Assets — 100.0%	$1,472,301,517

The aggregate cost of securities for federal income tax purposes at September 30, 2008 is $1,758,060,993.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$53,996,605
Gross unrealized depreciation	(343,324,665)

Net unrealized depreciation	$(289,328,060)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Percent of Total
Country Composition	Investments at Value

Australia (AUS)	3.04%
Austria (AST)	0.20
Belgium (BEL)	0.69
Bermuda (BER)	0.47
Brazil (BRA)	0.15
Canada (CDA)	7.28
Cayman Islands (CAY)	1.49
Denmark (DEN)	3.08
Finland (FIN)	0.15
France (FRA)	12.04
Germany (GER)	5.69
Greece (GRC)	0.57
Hong Kong (HNG)	0.52
Ireland (IRE)	0.39
Israel (ISR)	1.19
Italy (ITA)	2.69
Japan (JPN)	14.27
Luxembourg (LUX)	0.86
New Zealand (NZE)	0.10
Norway (NOR)	1.22
Portugal (POR)	0.56
Russia (SUR)	0.16
Singapore (SIN)	0.68
Spain (SPA)	3.25
Sweden (SWE)	1.56
Switzerland (SWI)	8.09
Taiwan (TWN)	0.81
The Netherlands (NET)	1.32
United Kingdom (BRI)	22.57
United States (USA)	4.91

Total Percentage	100.00%

See notes to portfolios of investments.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO OF INVESTMENTS

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
September 30, 2008
(Unaudited)

Footnotes:

*	Non-income producing security.
144A	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

1)	Variable rate security. The rate shown was in effect at September 30, 2008.
2)	Quarterly reset provision. The rate shown was in effect at September 30, 2008.
3)	Monthly reset provision. The rate shown was in effect at September 30, 2008.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	All or part of this security is on loan.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at September 30, 2008.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at September 30, 2008.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at September 30, 2008.
Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at September 30, 2008.

Series	Market Value	Percentage
High Yield Bond	$2,478,703	0.45%
Value Fund	30,315	0.04
Large Growth	5,280,599	0.36
International Equity	1,205,362,644	81.87

15)	A portion of the market value of the repurchase agreement represents the investment of $4,030,000 cash received as collateral for open swap contracts.
16)	Principal amount for this security is denominated in Euros.
17)	Principal amount for this security is denominated in Japanese Yen.
18)	Principal amount for this security is denominated in New Zealand Dollars.
19)	Principal amount for this security is denominated in Mexican Pesos.

Abbreviations:
ADR	American Depository Receipt.
FDR	Foreign Depository Receipt.
GDR	Global Depository Receipt.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
REG S	Security is sold under Regulation S of the Securities Act of 1933, which governs offers and sales outside the US without registration under the Securities Act of 1933. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

• Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
• Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
• Footnotes and abbreviations may or may not appear in each portfolio of investments.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1. Valuation

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 became effective for financial statements issued for fiscal years beginning after November 15, 2007 and was adopted by the Transamerica Partners Portfolios (“Series”) on January 1, 2008.

Various inputs are used in determining the value of each Series’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Series’ net assets as of September 30, 2008:

				Total Investments in
	Investments in Securities			Securities (net of
	(net of Call and Put Options Written)			Call and Put	Other Financial Instruments *
Series	Level 1	Level 2	Level 3	Options Written)	Level 1	Level 2	Level 3

Money Market	$—	$1,229,271,963	$—	$1,229,271,963	$—	$—	$—
High Quality	37,073,500	490,991,167	—	528,064,667	—	—	—
Inflation-Protected Securities	—	482,328,804	—	482,328,804	—	543,977	—
Core Bond	3,569,780	1,932,793,811	—	1,936,363,591	—	9,372,721	—
Total Return Bond	1,582,650	438,097,614	—	439,680,264	—	739,449	—
High Yield	3,752,523	544,278,544	—	548,031,067	—	—	—
Balanced	125,987,752	101,458,029	—	227,445,781	—	254,655	—
Large Value	2,076,423,405	6,625,221	—	2,083,048,626	—	—	—
Value	82,174,623	1,069,100	—	83,243,723	—	—	—
Large Core	392,431,782	6,816,354	—	399,248,136	—	(38,991)	—
Large Growth	1,462,857,339	57,019,432	—	1,519,876,771	—	—	—
Growth	275,691,905	1,888,374	—	277,580,279	—	—	—
Mid Value	873,176,235	20,560,600	—	893,736,835	—	—	—
Mid Growth	335,552,195	16,838,390	—	352,390,585	—	—	—
Small Value	227,800,678	8,104,502	—	235,905,180	—	—	—
Small Core	629,953,633	9,448,591	—	639,402,224	—	(65,888)	—
Small Growth	244,233,419	3,207,682	—	247,441,101	—	—	—
International Equity	235,303,242	1,233,429,691	—	1,468,732,933	—	(20,264)	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Futures Contracts

Open futures contracts as of September 30, 2008:

				Value as of	Net Unrealized
	Number of			September 30,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Inflation-Protected Securities	46 Long	90 Day Euro Future	June 2009	$11,150,400	$3,885
	28 Long	US Treasury Note 2 Year Future	December 2008	5,976,250	1,915
	351 Long	US Treasury Note 5 Year Future	December 2008	39,394,266	(528,681)
	4 Short	90 Day Euro Future	December 2008	965,450	214
	46 Short	90 Day Euro Future	June 2010	11,057,825	11,360
	244 Short	US Long Bond Future	December 2008	28,589,938	942,611
	62 Short	US Treasury Note 10 Year Future	December 2008	13,755,000	(110,181)

					$321,123

Core Bond	126 Long	Euro Bond Future	December 2008	$20,411,439	$183,973
	337 Long	US Long Bond Future	December 2008	39,486,922	(1,206,417)
	167 Long	Long Gilt Future	December 2008	33,297,442	26,212
	26 Long	US Treasury Note 5 Year Future	December 2008	2,918,094	13,282
	1,254 Long	US Treasury Note 10 Year Future	December 2008	143,739,750	(2,327,015)
	101 Short	90 Day Euro Future	June 2009	24,482,400	16,105
	101 Short	90 Day Euro Future	June 2010	24,279,138	19,256
	1,005 Short	US Treasury Note 2 Year Future	December 2008	214,504,688	(1,208,753)

					$(4,483,357)

Total Return Bond	106 Long	90 Day British Pound Sterling
		LIBOR Future	December 2008	$22,173,745	$(315,734)
	44 Long	90 Day Euro Future	December 2008	10,619,950	(72,133)
	328 Long	90 Day Euro Future	March 2009	79,568,700	345,726
	182 Long	90 Day LIBOR Future	March 2009	38,419,739	332,312
	39 Long	Euribor Future	September 2008	13,044,689	(224,761)
	124 Long	Euribor Future	December 2008	41,455,346	(333,590)
	75 Long	Euribor Future	March 2009	25,229,536	55,440
	94 Long	US Long Bond Future	December 2008	11,014,156	(8,243)
	58 Long	US Treasury Note 2 Year Future	December 2008	12,379,375	78,426
	314 Long	US Treasury Note 5 Year Future	December 2008	35,241,594	128,056
	162 Short	US Treasury Note 10 Year Future	December 2008	18,569,250	147,060

					$132,559

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Futures Contracts (continued)

				Value as of	Net Unrealized
	Number of			September 30,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Balanced	31 Long	90 Day British Pound Sterling
		LIBOR Future	December 2008	$6,484,775	$(92,324)
	17 Long	90 Day Euro Future	December 2008	4,103,163	(17,173)
	107 Long	90 Day Euro Future	March 2009	25,956,863	95,991
	5 Long	90 Day Euro Future	June 2009	1,212,000	10,600
	5 Long	90 Day Euro Future	September 2009	1,210,938	11,225
	45 Long	90 Day LIBOR Future	March 2009	9,499,386	83,705
	40 Long	Euribor Future	December 2008	13,372,692	(102,311)
	18 Long	Euribor Future	March 2009	6,055,089	13,306
	34 Long	S&P 500 Emini Future	December 2008	1,984,580	(49,623)
	65 Long	US Long Bond Future	December 2008	7,616,172	(31,167)
	31 Long	US Treasury Note 2 Year Future	December 2008	6,616,563	41,673
	54 Short	US Treasury Note 5 Year Future	December 2008	6,060,656	(1,970)
	26 Short	US Treasury Note 10 Year Future	December 2008	2,980,250	18,164

					$(19,904)

Large Core	2 Long	NASDAQ 100 Future	December 2008	$318,850	$(14,558)
	2 Long	S&P 500 Future	December 2008	583,700	(24,433)

					$(38,991)

Small Core	50 Long	Russell 2000 Future	December 2008	$1,698,500	$(65,888)

Euribor — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Core Series, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ portfolio of investments. In addition, the Total Return Bond Series has segregated $4,257,851 of cash, and the Balanced Series has segregated $1,782,319 of cash as collateral for their respective open futures contracts.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3.	Securities Lending

At September 30, 2008, the Series loaned securities having market values as follows:

	Market	Cash Collateral
Series	Value	Received

High Quality Bond	$36,413,852	$37,073,500
Core Bond	2,150,347	2,208,530
Total Return Bond	1,372,197	1,440,900
Balanced	1,558,052	1,611,655
Large Value	104,480,031	113,396,626
Value	4,379,097	5,311,950
Large Core	13,150,174	13,626,878
Large Growth	69,363,025	72,495,616
Growth	20,761,670	22,045,290
Mid Value	69,936,062	74,681,650
Mid Growth	42,537,517	44,988,865
Small Value	29,535,316	31,455,788
Small Core	86,589,603	90,919,071
Small Growth	42,093,105	44,493,468
International Equity	34,114,533	36,872,364

Each Series has invested the cash collateral received from securities loaned in the State Street Navigator Securities Lending Trust-Prime Portfolio (the “Prime Portfolio”). The Prime Portfolio is a money market mutual fund registered under the 1940 Act, and was yielding 2.83% at September 30, 2008.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4. Swap Agreements

Outstanding swap agreements as of September 30, 2008:

Core Bond Series

Interest Rate Swaps:

	Payments Made by	Payments Received
Swap Counterparty	the Series	by the Series	Termination Date	Notional Amount		Value

Citigroup Global Markets	3 month LIBOR	5.18% semi-annual	09/20/10	$100,000,000		$3,450,008
Citigroup Global Markets	3 month LIBOR	5.27% semi-annual	08/06/12	74,800,000		3,610,036
Citigroup Global Markets	3 month LIBOR	5.53% semi-annual	06/05/17	17,800,000		1,449,648
Citigroup Global Markets	5.64% semi-annual	3 month LIBOR	07/05/17	38,000,000		(3,355,649)
Citigroup Global Markets	5.31% semi-annual	3 month LIBOR	10/16/17	133,900,000		(8,633,072)
Citibank, NA	4.04% semi-annual	3 month LIBOR	09/02/13	44,200,000		35,357
Deutsche Bank AG	6 month LIBOR	5.14% semi-annual	04/17/13	11,300,000	(1)	(37,224)
Deutsche Bank AG	3 month LIBOR	4.28% semi-annual	07/01/13	43,000,000		358,320
Deutsche Bank AG	4.31% semi-annual	3 month LIBOR	01/17/18	28,800,000		319,566
Deutsche Bank AG	3.62% semi-annual	3 month LIBOR	09/26/10	113,500,000		(427,455)
Deutsche Bank AG	3 month LIBOR	4.28% semi-annual	07/07/13	24,900,000		220,905
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000		12,190,674
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.31% semi-annual	06/11/13	33,000,000		415,082
Goldman Sachs Capital Markets, LP	4.56% semi-annual	3 month LIBOR	01/04/18	53,600,000		(394,256)
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.89% semi-annual	06/16/18	40,000,000		1,371,528
Goldman Sachs Capital Markets, LP	3.78% semi-annual	3 month LIBOR	09/11/13	32,700,000		568,714
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.27% semi-annual	07/07/13	13,000,000		113,929
Goldman Sachs Capital Markets, LP	4.08% semi-annual	3 month LIBOR	08/22/13	26,900,000		(11,439)

						$11,244,672

(1)	Notional amount expressed in British Pound Sterling.

LIBOR — London Interbank Offered Rate.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

5. Foreign Currency Forward, Spot and Cross Currency Contracts

As of September 30, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 09/30/08	(Depreciation)

Inflation-Protected Securities
Purchase Contracts:
British Pound Sterling	22,700	$41,074	10/01/08	$40,358	$(716)
Canadian Dollar	18,803	18,156	10/01/08	17,667	(489)
Euro	30,000	43,862	10/23/08	42,322	(1,540)

Total					$(2,745)

Sale Contracts:
Euro	5,296	$7,645	10/01/08	$7,456	$189
Euro	4,388,000	6,227,976	10/23/08	6,190,327	37,649
Euro	1,130,000	1,781,897	10/23/08	1,594,136	187,761

Total					$225,599

Core Bond
Purchase Contracts:
Australian Dollar	11,940,000	$9,968,706	10/03/08	$9,435,346	$(533,360)
British Pound Sterling	324,307	586,801	10/01/08	576,569	(10,232)
Euro	72,783	105,058	10/01/08	102,463	(2,595)
New Zealand Dollar	5,347,500	3,768,062	10/23/08	3,569,296	(198,766)

Total					$(744,953)

Sale Contracts:
Australian Dollar	2,585,000	$2,168,919	10/03/08	$2,042,745	$126,174
Australian Dollar	3,725,000	3,121,215	10/03/08	2,943,607	177,608
Euro	5,255,326	8,224,901	10/23/08	7,413,899	811,002
Euro	1,305,000	1,939,758	10/23/08	1,841,016	98,742
Japanese Yen	1,460,580,000	13,652,309	10/10/08	13,749,916	(97,607)
Mexican Peso	129,862,500	12,915,216	10/23/08	11,842,783	1,072,433
Mexican Peso	114,145,000	11,133,599	10/23/08	10,409,429	724,170
New Zealand Dollar	5,347,500	4,013,133	10/23/08	3,569,296	443,837

Total					$3,356,359

Total Return Bond
Purchase Contracts:
Euro	663,737	$1,027,929	11/05/08	$937,377	$(90,552)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

5. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
Total Return Bond (continued)	Currency	For	Date	At 09/30/08	(Depreciation)

Sale Contracts:
British Pound Sterling	999,000	$1,973,874	11/05/08	$1,780,458	$193,416
Euro	3,198,185	5,020,734	11/05/08	4,516,708	504,026

Total					$697,442

Balanced
Purchase Contracts:
Euro	163,381	$253,029	11/05/08	$230,739	$(22,290)

Sale Contracts:
British Pound Sterling	555,000	$1,096,597	11/05/08	$989,143	$107,454
Euro	1,201,761	1,886,609	11/05/08	1,697,214	189,395

Total					$296,849

International Equity
Purchase Contracts:
British Pound Sterling	1,698,500	$3,127,635	10/01/08	$3,019,679	$(107,956)
Euro	2,743,326	4,011,977	10/01/08	3,862,054	(149,923)
Swiss Franc	1,634,319	1,502,750	10/01/08	1,453,761	(48,989)
Swiss Franc	4,225,948	3,766,274	10/03/08	3,759,511	(6,763)

Total					$(313,631)

Sale Contracts:
British Pound Sterling	1,697,098	$3,079,554	10/02/08	$3,017,186	$62,368
British Pound Sterling	2,797,876	4,971,602	10/03/08	4,974,586	(2,984)
Canadian Dollar	794,529	759,225	10/02/08	746,604	12,621
Euro	2,547,783	3,681,546	10/01/08	3,586,768	94,778
Euro	634,983	917,512	10/02/08	893,929	23,583
Euro	2,572,871	3,622,603	10/02/08	3,622,088	515
Euro	3,439,829	4,844,654	10/03/08	4,843,072	1,582
Japanese Yen	31,732,213	304,152	10/01/08	298,361	5,791
Japanese Yen	38,356,756	360,665	10/02/08	360,648	17
Japanese Yen	152,418,411	1,448,954	10/03/08	1,433,329	15,625
Swiss Franc	1,386,808	1,272,090	10/02/08	1,233,595	38,495
Swiss Franc	2,630,924	2,416,851	10/02/08	2,340,263	76,588

Total					$328,979

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

5. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

				Net Unrealized
	Settlement	Purchase	Sale Current	Appreciation/
International Equity (continued)	Date	Current Value	Value	(Depreciation)

Foreign Cross Currency Contracts:
Purchase/Sale
Hong Kong Dollar/Japanese Yen	10/03/08	$291,044	$291,365	$(321)

Master Investment Portfolio —
S&P 500 Index Master Portfolio

II

(This page intentionally left blank)

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks — 98.49%
	Advertising — 0.15%
99,201	Interpublic Group of Companies Inc. (The)(a)(b)	$768,808
67,246	Omnicom Group Inc.(b)	2,593,006

		3,361,814

	Aerospace & Defense — 2.26%
156,483	Boeing Co. (The)	8,974,300
83,633	General Dynamics Corp.	6,157,061
26,274	Goodrich Corp.	1,092,998
25,753	L-3 Communications Holdings Inc.(b)	2,532,035
70,403	Lockheed Martin Corp.	7,721,097
70,838	Northrop Grumman Corp.	4,288,533
88,289	Raytheon Co.(b)	4,724,344
33,757	Rockwell Collins Inc.(b)	1,623,374
203,717	United Technologies Corp.	12,235,243

		49,348,985

	Agriculture — 2.31%
435,450	Altria Group Inc.	8,639,328
135,178	Archer-Daniels-Midland Co.(b)	2,961,750
36,514	Lorillard Inc.	2,597,971
115,958	Monsanto Co.	11,477,523
435,102	Philip Morris International Inc.	20,928,406
35,971	Reynolds American Inc.	1,748,910
31,043	UST Inc.	2,065,601

		50,419,489

	Airlines — 0.10%
155,242	Southwest Airlines Co.	2,252,561

	Apparel — 0.47%
71,666	Coach Inc.(a)(b)	1,794,517
18,099	Jones Apparel Group Inc.(b)	335,013
19,972	Liz Claiborne Inc.(b)	328,140
82,689	Nike Inc. Class B	5,531,894
12,120	Polo Ralph Lauren Corp.(b)	807,677
18,338	VF Corp.(b)	1,417,711

		10,214,952

	Auto Manufacturers — 0.30%
476,311	Ford Motor Co.(a)(b)	2,476,817
118,913	General Motors Corp.(b)	1,123,728
76,655	PACCAR Inc.(b)	2,927,455

		6,528,000

	Auto Parts & Equipment — 0.21%
50,560	Goodyear Tire & Rubber Co. (The)(a)	774,074
125,317	Johnson Controls Inc.	3,800,865

		4,574,939

	Banks — 5.30%
961,538	Bank of America Corp.	33,653,830
241,591	Bank of New York Mellon Corp. (The)	7,871,035
115,802	BB&T Corp.(b)	4,377,316
31,625	Comerica Inc.(b)	1,036,984
100,663	Discover Financial Services LLC	1,391,163
121,606	Fifth Third Bancorp(b)	1,447,111
42,319	First Horizon National Corp.(b)	396,106
77,019	Huntington Bancshares Inc.(b)	615,382
104,089	KeyCorp	1,242,823
16,193	M&T Bank Corp.(b)	1,445,225
54,470	Marshall & Ilsley Corp.(b)	1,097,571
159,850	National City Corp.(b)	279,738
46,575	Northern Trust Corp.	3,362,715
73,032	PNC Financial Services Group Inc. (The)	5,455,490
145,922	Regions Financial Corp.(b)	1,400,851
90,997	State Street Corp.	5,175,909
74,532	SunTrust Banks Inc.	3,353,195
367,283	U.S. Bancorp	13,229,534
455,054	Wachovia Corp.(b)	1,592,689
697,712	Wells Fargo & Co.	26,185,131
23,844	Zions Bancorporation(b)	922,763

		115,532,561

	Beverages — 2.80%
151,587	Anheuser-Busch Companies Inc.	9,834,965
16,842	Brown-Forman Corp. Class B(b)	1,209,424
419,186	Coca-Cola Co. (The)	22,166,556
66,699	Coca-Cola Enterprises Inc.	1,118,542
41,066	Constellation Brands Inc. Class A(a)(b)	881,276
31,706	Molson Coors Brewing Co. Class B	1,482,256
28,453	Pepsi Bottling Group Inc.	829,974
330,439	PepsiCo Inc.	23,550,388

		61,073,381

See accompanying notes to schedule of investments.

1

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)

	Biotechnology — 1.27%
223,487	Amgen Inc.(a)	$13,246,075
61,516	Biogen Idec Inc.(a)	3,093,640
95,880	Celgene Corp.(a)	6,067,286
56,617	Genzyme Corp.(a)	4,579,749
11,580	Millipore Corp.(a)(b)	796,704

		27,783,454

	Building Materials — 0.06%
75,975	Masco Corp.(b)	1,362,992

	Chemicals — 1.53%
44,634	Air Products and Chemicals Inc.(b)	3,056,983
11,792	Ashland Inc.	344,798
11,842	CF Industries Holdings Inc.	1,083,069
195,272	Dow Chemical Co. (The)	6,205,744
190,184	E.I. du Pont de Nemours and Co.	7,664,415
16,022	Eastman Chemical Co.(b)	882,171
36,852	Ecolab Inc.(b)	1,788,059
23,337	Hercules Inc.(b)	461,839
16,928	International Flavors & Fragrances Inc.(b)	667,979
34,455	PPG Industries Inc.(b)	2,009,416
66,388	Praxair Inc.(b)	4,762,675
26,340	Rohm and Haas Co.	1,843,800
20,766	Sherwin-Williams Co. (The)(b)	1,186,985
26,147	Sigma-Aldrich Corp.(b)	1,370,626

		33,328,559

	Coal — 0.23%
38,377	CONSOL Energy Inc.(b)	1,761,121
17,752	Massey Energy Co.	633,214
57,468	Peabody Energy Corp.(b)	2,586,060

		4,980,395

	Commercial Services — 0.68%
22,760	Apollo Group Inc. Class A(a)	1,349,668
25,380	Convergys Corp.(a)(b)	375,116
27,219	Equifax Inc.	937,695
69,378	H&R Block Inc.	1,578,350
58,208	McKesson Corp.(b)	3,132,172
26,159	Monster Worldwide Inc.(a)(b)	390,031
41,022	Moody’s Corp.(b)	1,394,748
44,602	R.R. Donnelley & Sons Co.	1,094,087
33,381	Robert Half International Inc.(b)	826,180
152,879	Western Union Co.	3,771,525

		14,849,572

	Computers — 4.52%
20,255	Affiliated Computer Services Inc. Class A(a)(b)	1,025,511
186,791	Apple Inc.(a)	21,230,665
61,710	Cognizant Technology Solutions Corp.(a)	1,408,839
31,747	Computer Sciences Corp.(a)	1,275,912
368,833	Dell Inc.(a)	6,078,368
436,393	EMC Corp.(a)(b)	5,219,260
516,935	Hewlett-Packard Co.	23,903,074
285,900	International Business Machines Corp.	33,438,864
18,504	Lexmark International Inc. Class A(a)(b)	602,675
70,124	NetApp Inc.(a)(b)	1,278,361
47,254	SanDisk Corp.(a)	923,816
156,051	Sun Microsystems Inc.(a)	1,185,988
37,773	Teradata Corp.(a)	736,574
75,179	Unisys Corp.(a)	206,742

		98,514,649

	Cosmetics & Personal Care — 2.64%
89,582	Avon Products Inc.(b)	3,723,924
106,572	Colgate-Palmolive Co.	8,030,200
24,028	Estee Lauder Companies Inc. (The) Class A(b)	1,199,237
640,181	Procter & Gamble Co. (The)	44,614,214

		57,567,575

	Distribution & Wholesale — 0.18%
27,143	Fastenal Co.	1,340,593
34,410	Genuine Parts Co.	1,383,626
13,662	W.W. Grainger Inc.	1,188,184

		3,912,403

	Diversified Financial Services — 5.75%
244,412	American Express Co.	8,659,517
45,188	Ameriprise Financial Inc.	1,726,182
79,223	Capital One Financial Corp.(b)	4,040,373
196,604	Charles Schwab Corp. (The)	5,111,704
59,847	CIT Group Inc.	416,535
1,148,146	Citigroup Inc.	23,548,474
14,145	CME Group Inc.	5,255,009
113,200	E*TRADE Financial Corp.(a)(b)	316,960

See accompanying notes to schedule of investments.

2

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Diversified Financial Services (continued)

18,116	Federated Investors Inc. Class B	$522,647
32,347	Franklin Resources Inc.	2,850,741
91,571	Goldman Sachs Group Inc. (The)	11,721,088
15,857	IntercontinentalExchange Inc.(a)	1,279,343
81,215	Invesco Ltd.	1,703,891
33,579	Janus Capital Group Inc.(b)	815,298
776,066	JPMorgan Chase & Co.	36,242,282
30,034	Legg Mason Inc.(b)	1,143,094
322,822	Merrill Lynch & Co. Inc.	8,167,397
233,737	Morgan Stanley	5,375,951
56,253	NYSE Euronext Inc.	2,203,993
98,062	SLM Corp.(a)	1,210,085
54,519	T. Rowe Price Group Inc.	2,928,216

		125,238,780

	Electric — 3.26%
141,073	AES Corp. (The)(a)	1,649,143
35,294	Allegheny Energy Inc.(b)	1,297,760
43,992	Ameren Corp.(b)	1,717,008
85,005	American Electric Power Co. Inc.	3,147,735
71,872	CenterPoint Energy Inc.	1,047,175
47,382	CMS Energy Corp.(b)	590,854
57,788	Consolidated Edison Inc.(b)	2,482,572
37,456	Constellation Energy Group Inc.	910,181
122,227	Dominion Resources Inc.	5,228,871
34,268	DTE Energy Co.(b)	1,374,832
266,782	Duke Energy Corp.(b)	4,650,010
104,575	Dynegy Inc. Class A(a)(b)	374,379
68,401	Edison International	2,729,200
40,485	Entergy Corp.	3,603,570
138,572	Exelon Corp.	8,677,379
64,361	FirstEnergy Corp.	4,311,543
86,138	FPL Group Inc.	4,332,741
16,065	Integrys Energy Group Inc.	802,286
42,321	Pepco Holdings Inc.	969,574
75,621	PG&E Corp.(b)	2,832,006
21,158	Pinnacle West Capital Corp.(b)	728,047
79,009	PPL Corp.	2,924,913
55,436	Progress Energy Inc.(b)	2,390,955
107,467	Public Service Enterprise Group Inc.	3,523,843
162,342	Southern Co. (The)(b)	6,118,670
44,313	TECO Energy Inc.(b)	697,043
93,917	Xcel Energy Inc.(b)	1,877,401

		70,989,691

	Electrical Components & Equipment — 0.34%
163,863	Emerson Electric Co.	6,683,972
30,287	Molex Inc.(b)	679,943

		7,363,915

	Electronics — 0.68%
75,609	Agilent Technologies Inc.(a)	2,242,563
37,265	Amphenol Corp. Class A	1,495,817
35,433	Applied Biosystems Inc.	1,213,580
44,010	Jabil Circuit Inc.	419,855
24,783	PerkinElmer Inc.(b)	618,832
88,309	Thermo Fisher Scientific Inc.(a)	4,856,995
100,355	Tyco Electronics Ltd.	2,775,819
21,029	Waters Corp.(a)	1,223,467

		14,846,928

	Engineering & Construction — 0.16%
37,697	Fluor Corp.	2,099,723
25,582	Jacobs Engineering Group Inc.(a)	1,389,358

		3,489,081

	Entertainment — 0.05%
65,041	International Game Technology Inc.(b)	1,117,404

	Environmental Control — 0.18%
70,895	Allied Waste Industries Inc.(a)	787,643
103,002	Waste Management Inc.	3,243,533

		4,031,176

	Food — 2.11%
44,082	Campbell Soup Co.(b)	1,701,565
95,538	ConAgra Foods Inc.	1,859,169
31,884	Dean Foods Co.(a)(b)	744,810
70,856	General Mills Inc.	4,869,224
66,157	H.J. Heinz Co.	3,305,865
35,291	Hershey Co. (The)(b)	1,395,406
52,417	Kellogg Co.	2,940,594
320,051	Kraft Foods Inc.	10,481,670
138,878	Kroger Co. (The)(b)	3,816,367
26,935	McCormick & Co. Inc. NVS(b)	1,035,651
91,965	Safeway Inc.	2,181,410
148,311	Sara Lee Corp.	1,873,168

See accompanying notes to schedule of investments.

3

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Food (continued)

44,607	SUPERVALU Inc.	$967,972
126,862	Sysco Corp.(b)	3,911,155
63,044	Tyson Foods Inc. Class A(b)	752,745
29,502	Whole Foods Market Inc.(b)	590,925
45,395	Wm. Wrigley Jr. Co.	3,604,363

		46,032,059

	Forest Products & Paper — 0.35%
89,778	International Paper Co.	2,350,388
36,508	MeadWestvaco Corp.(b)	851,001
35,934	Plum Creek Timber Co. Inc.(b)	1,791,669
44,355	Weyerhaeuser Co.(b)	2,687,026

		7,680,084

	Gas — 0.18%
9,693	Nicor Inc.(b)	429,885
57,628	NiSource Inc.	850,589
51,528	Sempra Energy(b)	2,600,618

		3,881,092

	Hand & Machine Tools — 0.10%
12,850	Black & Decker Corp. (The)(b)	780,638
12,087	Snap-On Inc.(b)	636,501
16,479	Stanley Works (The)(b)	687,833

		2,104,972

	Health Care – Products — 4.16%
132,316	Baxter International Inc.	8,683,899
51,231	Becton, Dickinson and Co.	4,111,800
316,235	Boston Scientific Corp.(a)	3,880,203
20,847	C.R. Bard Inc.(b)	1,977,755
105,768	Covidien Ltd.	5,686,088
8,218	Intuitive Surgical Inc.(a)(b)	1,980,374
589,615	Johnson & Johnson	40,848,527
237,879	Medtronic Inc.	11,917,738
19,911	Patterson Companies Inc.(a)(b)	605,494
72,011	St. Jude Medical Inc.(a)	3,131,758
52,123	Stryker Corp.(b)	3,247,263
26,383	Varian Medical Systems Inc.(a)(b)	1,507,261
47,820	Zimmer Holdings Inc.(a)	3,087,259

		90,665,419

	Health Care – Services — 1.04%
100,031	Aetna Inc.	3,612,119
31,866	Coventry Health Care Inc.(a)	1,037,238
21,995	DaVita Inc.(a)(b)	1,253,935
35,538	Humana Inc.(a)	1,464,166
23,375	Laboratory Corp. of America Holdings(a)(b)	1,624,563
33,141	Quest Diagnostics Inc.(b)	1,712,395
91,084	Tenet Healthcare Corp.(a)(b)	505,516
255,944	UnitedHealth Group Inc.	6,498,418
108,295	WellPoint Inc.(a)	5,064,957

		22,773,307

	Holding Companies – Diversified — 0.08%
37,012	Leucadia National Corp.	1,681,825

	Home Builders — 0.12%
25,426	Centex Corp.(b)	411,901
57,772	D.R. Horton Inc.	752,191
16,233	KB Home(b)	319,465
28,949	Lennar Corp. Class A(b)	439,735
44,917	Pulte Homes Inc.(b)	627,490

		2,550,782

	Home Furnishings — 0.08%
12,074	Harman International Industries Inc.	411,361
15,781	Whirlpool Corp.(b)	1,251,275

		1,662,636

	Household Products & WARES — 0.47%
22,375	Avery Dennison Corp.(b)	995,240
28,947	Clorox Co. (The)(b)	1,814,687
31,248	Fortune Brands Inc.(b)	1,792,385
87,824	Kimberly-Clark Corp.	5,694,508

		10,296,820

	Housewares — 0.05%
58,177	Newell Rubbermaid Inc.(b)	1,004,135

	Insurance — 3.04%
100,378	Aflac Inc.	5,897,208
114,675	Allstate Corp. (The)	5,288,811
564,309	American International Group Inc.	1,879,149
59,021	Aon Corp.	2,653,584
24,952	Assurant Inc.	1,372,360
75,653	Chubb Corp.	4,153,350
57,366	CIGNA Corp.	1,949,297
34,288	Cincinnati Financial Corp.	975,151
90,929	Genworth Financial Inc. Class A	782,899
63,923	Hartford Financial Services Group Inc. (The)	2,620,204
54,439	Lincoln National Corp.	2,330,534
76,008	Loews Corp.(b)	3,001,556

See accompanying notes to schedule of investments.

4

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Insurance (continued)

108,142	Marsh & McLennan Companies Inc.	$3,434,590
43,130	MBIA Inc.(b)	513,247
144,808	MetLife Inc.	8,109,248
26,907	MGIC Investment Corp.(b)	189,156
54,356	Principal Financial Group Inc.(b)	2,363,942
142,250	Progressive Corp. (The)	2,475,150
90,309	Prudential Financial Inc.	6,502,248
18,021	Torchmark Corp.	1,077,656
125,023	Travelers Companies Inc. (The)	5,651,040
72,734	Unum Group(b)	1,825,623
65,645	XL Capital Ltd. Class A(b)	1,177,671

		66,223,674

	Internet — 1.88%
35,386	Akamai Technologies Inc.(a)(b)	617,132
67,325	Amazon.com Inc.(a)(b)	4,898,567
229,418	eBay Inc.(a)	5,134,375
43,936	Expedia Inc.(a)(b)	663,873
50,389	Google Inc. Class A(a)	20,181,802
176,357	Symantec Corp.(a)	3,453,070
40,911	VeriSign Inc.(a)(b)	1,066,959
292,093	Yahoo! Inc.(a)	5,053,209

		41,068,987

	Investment Companies — 0.05%
43,530	American Capital Ltd.(b)	1,110,450

	Iron & Steel — 0.27%
23,542	AK Steel Holding Corp.(b)	610,209
21,251	Allegheny Technologies Inc.(b)	627,967
66,695	Nucor Corp.(b)	2,634,453
24,714	United States Steel Corp.	1,918,054

		5,790,683

	Leisure Time — 0.23%
92,322	Carnival Corp.(b)	3,263,583
49,674	Harley-Davidson Inc.(b)	1,852,840

		5,116,423

	Lodging — 0.15%
63,109	Marriott International Inc. Class A(b)	1,646,514
39,213	Starwood Hotels & Resorts Worldwide Inc.(b)	1,103,454
37,193	Wyndham Worldwide Corp.	584,302

		3,334,270

	Machinery — 0.74%
128,027	Caterpillar Inc.	7,630,409
42,646	Cummins Inc.	1,864,483
89,690	Deere & Co.(b)	4,439,655
27,353	Manitowoc Co. Inc. (The)	425,339
30,828	Rockwell Automation Inc.	1,151,118
21,087	Terex Corp.(a)	643,575

		16,154,579

	Manufacturing — 4.41%
36,546	Cooper Industries Ltd.(b)	1,460,013
53,800	Danaher Corp.	3,733,720
39,769	Dover Corp.	1,612,633
60,584	Eastman Kodak Co.(b)	931,782
35,005	Eaton Corp.	1,966,581
2,097,716	General Electric Co.	53,491,758
156,919	Honeywell International Inc.	6,519,985
84,270	Illinois Tool Works Inc.	3,745,802
66,726	Ingersoll-Rand Co. Ltd. Class A	2,079,849
38,148	ITT Industries Inc.	2,121,410
32,959	Leggett & Platt Inc.(b)	718,177
25,194	Pall Corp.	866,422
35,220	Parker Hannifin Corp.(b)	1,866,660
52,337	Textron Inc.	1,532,427
147,089	3M Co.(b)	10,047,649
99,578	Tyco International Ltd.	3,487,222

		96,182,090

	Media — 2.45%
142,988	CBS Corp. Class B	2,084,765
616,466	Comcast Corp. Class A	12,101,228
122,614	DIRECTV Group Inc. (The)(a)(b)	3,208,808
48,072	Gannett Co. Inc.	812,898
67,453	McGraw-Hill Companies Inc. (The)	2,132,189
8,222	Meredith Corp.(b)	230,545
26,012	New York Times Co. (The) Class A(b)	371,711
483,339	News Corp. Class A	5,795,235
18,872	Scripps Networks Interactive Inc. Class A	685,242
755,331	Time Warner Inc.	9,902,389
131,795	Viacom Inc. Class B(a)	3,273,788
396,361	Walt Disney Co. (The)	12,164,319
1,264	Washington Post Co. (The) Class B(b)	703,745

		53,466,862

See accompanying notes to schedule of investments.

5

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)

	Metal Fabricate & Hardware — 0.11%
29,244	Precision Castparts Corp.(b)	$2,303,842

	Mining — 0.65%
171,082	Alcoa Inc.	3,863,032
80,925	Freeport-McMoRan Copper & Gold Inc.(b)	4,600,586
96,229	Newmont Mining Corp.(b)	3,729,836
16,101	Titanium Metals Corp.(b)	182,585
22,984	Vulcan Materials Co.(b)	1,712,308

		14,088,347

	Office & Business Equipment — 0.16%
43,597	Pitney Bowes Inc.	1,450,036
185,699	Xerox Corp.(b)	2,141,109

		3,591,145

	Oil & Gas — 10.59%
98,736	Anadarko Petroleum Corp.	4,789,683
70,503	Apache Corp.	7,352,053
21,889	Cabot Oil & Gas Corp.	791,068
109,844	Chesapeake Energy Corp.(b)	3,939,006
433,513	Chevron Corp.	35,756,152
320,802	ConocoPhillips	23,498,747
92,941	Devon Energy Corp.	8,476,219
30,313	ENSCO International Inc.	1,746,938
52,436	EOG Resources Inc.	4,690,925
1,095,593	Exxon Mobil Corp.	85,083,752
59,653	Hess Corp.	4,896,318
148,581	Marathon Oil Corp.	5,923,924
40,270	Murphy Oil Corp.(b)	2,582,918
59,124	Nabors Industries Ltd.(a)(b)	1,473,370
56,427	Noble Corp.	2,477,145
36,160	Noble Energy Inc.	2,010,134
172,234	Occidental Petroleum Corp.	12,133,885
25,217	Pioneer Natural Resources Co.	1,318,345
32,456	Range Resources Corp.(b)	1,391,389
23,674	Rowan Companies Inc.(b)	723,241
72,572	Southwestern Energy Co.(a)	2,216,349
24,551	Sunoco Inc.(b)	873,525
28,979	Tesoro Corp.	477,864
67,251	Transocean Inc.(a)	7,386,850
110,938	Valero Energy Corp.	3,361,421
115,783	XTO Energy Inc.	5,386,225

		230,757,446

	Oil & Gas Services — 1.99%
65,041	Baker Hughes Inc.	3,937,582
61,731	BJ Services Co.	1,180,914
45,499	Cameron International Corp.(a)(b)	1,753,531
184,830	Halliburton Co.	5,986,644
87,961	National Oilwell Varco Inc.(a)(b)	4,418,281
252,935	Schlumberger Ltd.	19,751,694
45,501	Smith International Inc.	2,668,179
143,534	Weatherford International Ltd.(a)	3,608,445

		43,305,270

	Packaging & Containers — 0.13%
20,550	Ball Corp.	811,520
20,963	Bemis Co. Inc.(b)	549,440
27,499	Pactiv Corp.(a)	682,800
33,663	Sealed Air Corp.(b)	740,249

		2,784,009

	Pharmaceuticals — 5.79%
325,030	Abbott Laboratories	18,715,227
64,990	Allergan Inc.(b)	3,346,985
33,823	AmerisourceBergen Corp.(b)	1,273,436
23,077	Barr Pharmaceuticals Inc.(a)	1,506,928
417,319	Bristol-Myers Squibb Co.	8,701,101
75,681	Cardinal Health Inc.	3,729,560
210,923	Eli Lilly and Co.	9,286,940
52,303	Express Scripts Inc.(a)	3,861,007
63,999	Forest Laboratories Inc.(a)	1,809,892
194,123	Gilead Sciences Inc.(a)	8,848,126
33,421	Hospira Inc.(a)(b)	1,276,682
51,510	King Pharmaceuticals Inc.(a)	493,466
106,342	Medco Health Solutions Inc.(a)	4,785,390
451,711	Merck & Co. Inc.	14,255,999
64,014	Mylan Inc.(a)(b)	731,040
1,421,373	Pfizer Inc.	26,210,118
342,643	Schering-Plough Corp.	6,328,616
21,966	Watson Pharmaceuticals Inc.(a)(b)	626,031
281,117	Wyeth	10,384,462

		126,171,006

	Pipelines — 0.43%
147,473	El Paso Corp.(b)	1,881,755
36,393	Questar Corp.(b)	1,489,202
130,557	Spectra Energy Corp.(b)	3,107,257
120,632	Williams Companies Inc. (The)	2,852,947

		9,331,161

See accompanying notes to schedule of investments.

6

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)

	Real Estate — 0.02%
36,586	CB Richard Ellis Group Inc. Class A(a)(b)	$489,155

	Real Estate Investment Trusts — 1.20%
17,409	Apartment Investment and Management Co. Class A(b)	609,663
16,167	AvalonBay Communities Inc.(b)	1,591,156
25,131	Boston Properties Inc.(b)	2,353,769
25,176	Developers Diversified Realty Corp.(b)	797,827
57,306	Equity Residential(b)	2,544,959
49,097	General Growth Properties Inc.(b)	741,365
52,995	HCP Inc.	2,126,689
109,677	Host Hotels & Resorts Inc.(b)	1,457,607
48,430	Kimco Realty Corp.(b)	1,789,004
55,042	ProLogis	2,271,583
26,379	Public Storage	2,611,785
47,428	Simon Property Group Inc.(b)	4,600,516
28,853	Vornado Realty Trust(b)	2,624,180

		26,120,103

	Retail — 5.70%
18,268	Abercrombie & Fitch Co. Class A(b)	720,673
24,390	AutoNation Inc.(a)(b)	274,144
8,638	AutoZone Inc.(a)(b)	1,065,411
55,163	Bed Bath & Beyond Inc.(a)(b)	1,732,670
71,767	Best Buy Co. Inc.(b)	2,691,263
17,175	Big Lots Inc.(a)(b)	477,980
91,642	Costco Wholesale Corp.(b)	5,950,315
302,569	CVS Caremark Corp.	10,184,473
29,436	Darden Restaurants Inc.(b)	842,753
12,440	Dillard’s Inc. Class A(b)	146,792
29,368	Family Dollar Stores Inc.(b)	696,022
34,618	GameStop Corp. Class A(a)(b)	1,184,282
98,857	Gap Inc. (The)	1,757,677
358,062	Home Depot Inc.	9,270,225
46,627	J.C. Penney Co. Inc.	1,554,544
64,389	Kohl’s Corp.(a)(b)	2,967,045
61,327	Limited Brands Inc.(b)	1,062,184
308,959	Lowe’s Companies Inc.	7,319,239
88,302	Macy’s Inc.	1,587,670
236,826	McDonald’s Corp.	14,612,164
34,291	Nordstrom Inc.(b)	988,267
56,955	Office Depot Inc.(a)	331,478
27,610	RadioShack Corp.(b)	477,101
12,211	Sears Holdings Corp.(a)(b)	1,141,728
149,822	Staples Inc.(b)	3,370,995
154,415	Starbucks Corp.(a)(b)	2,296,151
159,540	Target Corp.(b)	7,825,437
26,469	Tiffany & Co.(b)	940,179
87,773	TJX Companies Inc. (The)	2,678,832
208,656	Walgreen Co.(b)	6,459,990
473,229	Wal-Mart Stores Inc.	28,341,685
98,277	Yum! Brands Inc.(b)	3,204,813

		124,154,182

	Savings & Loans — 0.11%
109,008	Hudson City Bancorp Inc.(b)	2,011,198
114,253	Sovereign Bancorp Inc.	451,299

		2,462,497

	Semiconductors — 2.23%
127,547	Advanced Micro Devices Inc.(a)(b)	669,622
62,979	Altera Corp.(b)	1,302,406
60,933	Analog Devices Inc.	1,605,585
281,539	Applied Materials Inc.	4,259,685
93,917	Broadcom Corp. Class A(a)	1,749,674
1,186,714	Intel Corp.	22,227,153
36,470	KLA-Tencor Corp.(b)	1,154,276
46,605	Linear Technology Corp.(b)	1,428,909
133,993	LSI Corp.(a)(b)	718,202
47,832	MEMC Electronic Materials Inc.(a)	1,351,732
38,860	Microchip Technology Inc.(b)	1,143,650
159,943	Micron Technology Inc.(a)(b)	647,769
42,378	National Semiconductor Corp.(b)	729,325
21,560	Novellus Systems Inc.(a)	423,438
116,549	NVIDIA Corp.(a)	1,248,240
27,837	QLogic Corp.(a)	427,576
35,964	Teradyne Inc.(a)	280,879
275,465	Texas Instruments Inc.	5,922,498
58,664	Xilinx Inc.(b)	1,375,671

		48,666,290

	Software — 4.16%
111,630	Adobe Systems Inc.(a)	4,406,036
47,035	Autodesk Inc.(a)(b)	1,578,024
107,817	Automatic Data Processing Inc.	4,609,177
40,126	BMC Software Inc.(a)(b)	1,148,807

See accompanying notes to schedule of investments.

7

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

Shares	Security	Value

	Common Stocks (continued)
	Software (continued)

83,168	CA Inc.(b)	$1,660,033
38,564	Citrix Systems Inc.(a)(b)	974,127
55,042	Compuware Corp.(a)(b)	533,357
67,418	Electronic Arts Inc.(a)	2,493,792
39,862	Fidelity National Information Services Inc.	735,853
34,426	Fiserv Inc.(a)(b)	1,629,038
38,122	IMS Health Inc.	720,887
67,407	Intuit Inc.(a)(b)	2,130,735
15,284	MasterCard Inc. Class A(b)	2,710,312
1,656,713	Microsoft Corp.	44,217,670
74,108	Novell Inc.(a)	380,915
827,499	Oracle Corp.(a)	16,806,505
67,341	Paychex Inc.	2,224,273
21,862	Salesforce.com Inc.(a)	1,058,121
41,666	Total System Services Inc.	683,322

		90,700,984

	Telecommunications — 5.58%
83,252	American Tower Corp. Class A(a)(b)	2,994,574
1,243,474	AT&T Inc.	34,717,794
22,164	CenturyTel Inc.(b)	812,311
19,409	Ciena Corp.(a)	195,643
1,245,564	Cisco Systems Inc.(a)	28,099,924
332,564	Corning Inc.	5,201,301
29,547	Embarq Corp.	1,198,131
68,160	Frontier Communications Corp.(b)	783,840
28,235	Harris Corp.	1,304,457
47,705	JDS Uniphase Corp.(a)(b)	403,584
114,507	Juniper Networks Inc.(a)(b)	2,412,663
477,305	Motorola Inc.	3,407,958
345,982	QUALCOMM Inc.	14,866,847
306,926	Qwest Communications International Inc.(b)	991,371
602,418	Sprint Nextel Corp.	3,674,750
81,837	Tellabs Inc.(a)	332,258
600,438	Verizon Communications Inc.	19,268,055
93,979	Windstream Corp.(b)	1,028,130

		121,693,591

	Textiles — 0.04%
27,457	Cintas Corp.	788,290

	Toys, Games & Hobbies — 0.11%
27,076	Hasbro Inc.(b)	940,079
76,020	Mattel Inc.(b)	1,371,401

		2,311,480

	Transportation — 2.10%
59,778	Burlington Northern Santa Fe Corp.	5,525,281
35,839	C.H. Robinson Worldwide Inc.(b)	1,826,355
85,911	CSX Corp.	4,688,163
44,798	Expeditors International Washington Inc.(b)	1,560,762
65,591	FedEx Corp.	5,184,313
79,229	Norfolk Southern Corp.	5,245,752
12,088	Ryder System Inc.(b)	749,456
107,673	Union Pacific Corp.	7,662,011
212,934	United Parcel Service Inc. Class B(b)	13,391,419

		45,833,512

	Total Common Stocks (Cost: $2,163,181,240)	2,147,016,715

Shares or
Principal

	Short-Term Investments — 12.89%
	Money Market Funds — 12.75%
28,657,570	Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.63%(c)(d)	28,657,570
249,349,595	BGI Cash Premier Fund LLC 2.67%(c)(d)(e)	249,349,595

		278,007,165

	U.S. Treasury Obligations — 0.14%
$150,000	U.S. Treasury Bill 0.28%,12/18/08(f)(g)	149,909
3,000,000	U.S. Treasury Bill 0.67%,12/26/08(f)(g)	2,995,233

		3,145,142

	Total Short-Term Investments
	(Cost: $281,154,263)	281,152,307

	Total Investments in Securities — 111.38%
	(Cost: $2,444,335,503)	2,428,169,022

	Other Assets, Less Liabilities — (11.38)%	(248,181,790)

	Net Assets — 100.00%	$2,179,987,232

NVS-Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

8

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008
(Unaudited)

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Depreciation

S&P 500 Index (December 2008)	556	$32,498,200	$(2,223,663)

See accompanying notes to schedule of investments.

9

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. Significant Accounting Policies

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

10

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

1. Significant Accounting Policies (continued)

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of September 30, 2008:

Investments in Securities
	Level 2 —	Level 3 —
Level 1 —	Other	Significant
Quoted	Significant	Unobservable
Prices	Observable Inputs	Inputs	Total Fair Value

$2,428,169,022	$—	$—	$2,428,169,022

Other Financial Instruments(a)
	Level 2 —	Level 3 —
Level 1 —	Other	Significant
Quoted	Significant	Unobservable
Prices	Observable Inputs	Inputs	Total Fair Value

$(2,223,663)	$—	$—	$(2,223,663)

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

Federal Income Taxes

As of September 30, 2008, the cost of investments for federal income tax purposes was $2,495,555,362. Net unrealized depreciation aggregated $67,386,340, of which $461,409,224 represented gross unrealized appreciation on securities and $528,795,564 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2008, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $3,150,000 for initial margin requirements.

2. Transactions with Affiliates

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF,

11

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
(Unaudited)

2. Transactions with Affiliates (continued)

IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

3. Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

4. Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

12

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P.O. Box 9012
Clearwater, FL 33758-9012

Nov/08

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II
(Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: November 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter

Chief Executive Officer
Date:	November 24, 2008

By:	/s/ Joseph P. Carusone

Principal Financial Officer
Date:	November 24, 2008